UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM FUNDS

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-2500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2019 – June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Report to Shareholders.

PPMFunds Semi-Annual Report June 30, 2019 Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the PPM Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds. Instead, the reports will be made available on PPM America’s website (www.ppmamerica.com/ppmfunds/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by doing one of the following: Calling 1-844-446-4PPM (1-844-446-4776) Logging into your account online Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at the phone number or e-mail address listed above or by logging into your account online. Your election to receive reports in paper will apply to all PPM Funds that you own.

PPMFunds (Unaudited)

June 30, 2019

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX), PPM Credit Fund (PKDIX), PPM Floating Rate Income Fund (PKFIX), PPM High Yield Core Fund (PKHIX), PPM Long Short Credit Fund (PKLIX), PPM Strategic Income Fund (PKSIX), PPM Large Cap Value Fund (PZLIX), PPM Mid Cap Value Fund (PZMIX) and PPM Small Cap Value Fund (PZSIX)

PPM Funds Supplements to Prospectus

Privacy Policy

PPMFunds Schedules of Investments (Unaudited) June 30, 2019

PPM Core Plus Fixed Income Fund

Composition as of June 30, 2019:
Government and Agency Obligations	43.2%
Corporate Bonds and Notes	42.2
Non-US Government Agency ABS	8.0
Senior Loan Interests	1.8
Short Term Investments	4.7
Securities Lending Collateral	0.1
Total Investments	100.0%

PPM Credit Fund

Composition as of June 30, 2019:
Corporate Bonds and Notes	86.6%
Government and Agency Obligations	7.8
Non-US Government Agency ABS	3.1
Senior Loan Interests	0.4
Short Term Investments	1.3
Securities Lending Collateral	0.8
Total Investments	100.0%

PPM Floating Rate Income Fund

Composition as of June 30, 2019:
Senior Loan Interests	91.5%
Corporate Bonds and Notes	3.1
Warrants	0.0
Common Stocks	0.0
Short Term Investments	5.1
Securities Lending Collateral	0.3
Total Investments	100.0%

PPM High Yield Core Fund

Composition as of June 30, 2019:
Corporate Bonds and Notes	83.4%
Senior Loan Interests	5.6
Investment Companies	2.9
Common Stocks	0.4
Warrants	0.1
Short Term Investments	3.5
Securities Lending Collateral	4.1
Total Investments	100.0%

PPM Long Short Credit Fund

Composition as of June 30, 2019:
Corporate Bonds and Notes	68.3%
Senior Loan Interests	18.1
Non-US Government Agency ABS	5.2
Investment Companies	2.4
Government and Agency Obligations	0.6
Common Stocks	0.1
Warrants	0.1
Short Term Investments	5.2
Net Long (Short) Investments	100.0%

PPM Strategic Income Fund

Composition as of June 30, 2019:
Corporate Bonds and Notes	72.1%
Government and Agency Obligations	8.4
Senior Loan Interests	7.8
Non-US Government Agency ABS	6.4
Investment Companies	1.0
Common Stocks	0.2
Warrants	0.1
Other Equity Interests	-
Short Term Investments	2.5
Securities Lending Collateral	1.5
Total Investments	100.0%

PPM Large Cap Value Fund

Composition as of June 30, 2019:
Financials	24.1%
Health Care	16.1
Information Technology	14.0
Consumer Discretionary	9.4
Industrials	8.7
Energy	8.5
Communication Services	7.2
Consumer Staples	4.9
Utilities	3.3
Materials	3.2
Short Term Investments	0.6
Total Investments	100.0%

PPM Mid Cap Value Fund

Composition as of June 30, 2019:
Financials	23.6%
Consumer Discretionary	14.5
Information Technology	12.0
Industrials	11.9
Materials	8.6
Health Care	6.9
Utilities	6.2
Energy	5.3
Communication Services	4.5
Consumer Staples	4.4
Real Estate	1.9
Short Term Investments	0.2
Total Investments	100.0%

PPM Small Cap Value Fund

Composition as of June 30, 2019:
Financials	19.7%
Industrials	17.7
Information Technology	16.2
Consumer Discretionary	14.6
Energy	7.5
Health Care	6.6
Materials	5.2
Consumer Staples	3.3
Real Estate	3.1
Communication Services	2.4
Utilities	2.4
Securities Lending Collateral	1.0
Short Term Investments	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.6%
U.S. Treasury Securities 23.0%
U.S. Treasury Bond
3.75%, 08/15/41	461,000	565,517
3.13%, 11/15/41	372,000	415,943
2.50%, 02/15/45 - 02/15/46	852,000	846,960
3.00%, 02/15/48	47,000	51,406
U.S. Treasury Note
2.38%, 04/15/21	260,000	262,600
2.00%, 02/15/22 (a)	945,000	951,202
1.88%, 04/30/22	678,000	680,542
1.63%, 08/31/22 - 05/31/23	2,335,000	2,325,394
2.75%, 02/15/24	900,000	939,375
2.50%, 02/15/22 - 05/15/24	761,000	784,841
2.13%, 05/15/25	196,000	199,216
2.88%, 07/31/25	671,000	710,841
1.88%, 06/30/26 (a)	310,000	310,000
1.50%, 08/15/26	878,000	855,090
2.25%, 11/15/25 - 08/15/27	2,192,000	2,243,375
3.13%, 11/15/28	285,000	312,431
		12,454,733
Mortgage-Backed Securities 21.6%
Federal Home Loan Mortgage Corporation
4.00%, 10/01/45 - 09/01/48	194,978	202,758
3.00%, 07/01/32 - 11/01/46	178,271	181,720
3.50%, 01/01/46 - 11/01/48	1,805,808	1,860,415
4.50%, 11/01/48	72,099	75,492
REMIC, 2.72%, (1M USD LIBOR + 0.32%), 02/25/20 (b)	225,000	225,086
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (a)	205,000	206,334
TBA, 3.50%, 07/15/33 (a)	332,000	342,615
3.00%, 09/01/32 - 11/01/48	2,638,290	2,679,643
4.00%, 07/01/47 - 08/01/48	1,048,997	1,091,913
4.50%, 05/01/47 - 05/01/48	1,159,365	1,220,247
3.50%, 12/01/33 - 01/01/48	372,971	385,154
TBA, 3.00%, 07/15/48 (a)	143,000	144,184
Government National Mortgage Association
3.50%, 04/20/46 - 05/20/47	1,378,127	1,426,107
4.00%, 04/20/47 - 07/20/47	1,063,206	1,110,087
TBA, 3.50%, 07/15/48 (a)	98,000	101,220
TBA, 4.50%, 07/15/48 (a)	315,000	328,362
TBA, 3.00%, 08/15/48 (a)	90,000	91,797
4.50%, 01/20/49	33,364	34,835
		11,707,969
Total Government And Agency Obligations (cost $23,327,834)		24,162,702
CORPORATE BONDS AND NOTES 43.6%
Financials 16.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22	115,000	117,225
AIA Group Limited
3.60%, 04/09/29 (c)	200,000	209,231
American Water Capital Corp.
3.45%, 06/01/29	175,000	181,860
Athene Global Funding
4.00%, 01/25/22 (c)	176,000	182,236
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (d)	75,000	81,134
4.00%, 01/22/25	86,000	90,450
4.25%, 10/22/26	240,000	256,857
3.56%, 04/23/27	130,000	135,406
3.25%, 10/21/27	27,000	27,658
Barclays PLC
5.09%, 06/20/30	100,000	102,336
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	39,000	41,222
4.38%, 12/15/28 (c)	103,000	108,498
BlackRock, Inc.
3.25%, 04/30/29	137,000	143,410
Capital One Financial Corporation
3.75%, 03/09/27	125,000	128,957
	Shares/Par[1]	Value ($)
Citigroup Inc.
2.10%, 06/12/20	500,000	498,977
2.75%, 04/25/22	75,000	75,729
4.45%, 09/29/27	252,000	270,929
3.89%, 01/10/28 (b)	68,000	71,806
4.13%, 07/25/28	8,000	8,446
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (c) (d)	200,000	220,250
6.50%, 08/08/23 (c)	275,000	302,418
4.21%, 06/12/24 (c)	250,000	261,920
Danske Bank A/S
5.38%, 01/12/24 (c)	225,000	243,047
Diamond Finance International Limited
8.35%, 07/15/46 (c)	113,000	142,411
General Motors Financial Company, Inc.
4.20%, 03/01/21	75,000	76,553
Glencore Funding LLC
3.00%, 10/27/22 (c)	62,000	62,382
4.88%, 03/12/29 (c)	130,000	136,866
GLP Financing, LLC
5.30%, 01/15/29	111,000	119,886
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (d) (e)	200,000	210,435
4.38%, 11/23/26	200,000	211,305
Icahn Enterprises L.P.
6.38%, 12/15/25	10,000	10,221
6.25%, 05/15/26 (c) (f)	230,000	232,411
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (c)	54,000	53,685
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	60,000	60,675
4.02%, 12/05/24	202,000	214,356
3.22%, 03/01/25	114,000	117,159
3.96%, 01/29/27	107,000	114,401
3.78%, 02/01/28 (b)	47,000	49,741
3.51%, 01/23/29	68,000	70,719
4.01%, 04/23/29	62,000	66,759
4.20%, 07/23/29	36,000	39,320
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (d)	76,000	77,671
7.50%, (callable at 100 beginning 09/27/25) (d)	109,000	114,398
Markel Corporation
5.00%, 05/20/49	78,000	84,849
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	235,000	247,842
Morgan Stanley
4.88%, 11/01/22	194,000	207,479
4.10%, 05/22/23	143,000	150,330
3.88%, 04/29/24	104,000	110,127
3.63%, 01/20/27	104,000	108,807
Nordic Aviation Capital DAC
5.58%, 03/14/24 (g) (h)	135,000	142,015
PNC Bank, National Association
2.79%, (3M USD LIBOR + 0.35%), 03/12/21 (b)	500,000	500,476
Santander UK Group Holdings PLC
4.80%, 11/15/24	161,000	171,477
Spirit Realty, L.P.
4.00%, 07/15/29	135,000	136,178
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	63,000	63,573
4.25%, 10/21/25	90,000	95,314
3.85%, 01/26/27	29,000	30,290
4.22%, 05/01/29	75,000	80,329
6.75%, 10/01/37	80,000	104,580
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	130,000	136,601
UBS AG
2.45%, 12/01/20 (c)	200,000	200,127
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (c)	250,000	270,973
Wells Fargo & Company
2.63%, 07/22/22	75,000	75,526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
4.48%, 01/16/24	15,000	16,071
3.20%, 06/17/27	200,000	203,710
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (c)	60,000	60,989
		9,139,019
Energy 4.6%
Andeavor Logistics LP
3.50%, 12/01/22	46,000	47,124
5.20%, 12/01/47	45,000	48,162
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	29,000	32,288
5.13%, 06/30/27	125,000	135,840
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	45,000	52,801
Continental Resources, Inc.
4.38%, 01/15/28	81,000	85,283
Denbury Resources Inc.
9.00%, 05/15/21 (c)	25,000	24,612
Diamondback Energy, Inc.
4.75%, 11/01/24 (c)	187,000	192,018
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (c)	14,000	14,521
5.75%, 01/30/28 (c)	14,000	14,779
Energy Transfer LP
4.25%, 03/15/23	173,000	180,490
5.25%, 04/15/29	94,000	104,982
5.80%, 06/15/38	80,000	89,109
6.13%, 12/15/45	20,000	22,862
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	47,319
Enlink Midstream, LLC
5.38%, 06/01/29	84,000	86,207
Enterprise Products Operating LLC
3.35%, 03/15/23	44,000	45,262
3.13%, 07/31/29	176,000	176,799
4.80%, 02/01/49	84,000	93,819
4.20%, 01/31/50	60,000	61,592
EQM Midstream Partners, LP
4.13%, 12/01/26	73,000	70,384
Everest Acquisition, LLC
8.00%, 11/29/24 (c)	105,000	70,358
7.75%, 05/15/26 (c)	35,000	31,261
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	30,516
MPLX LP
4.00%, 03/15/28	137,000	142,102
Petroleos Mexicanos
6.50%, 01/23/29	85,000	82,238
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	278,000	291,683
Transocean Pontus Limited
6.13%, 08/01/25 (c)	18,900	19,469
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	49,000	51,847
Transocean Proteus Limited
6.25%, 12/01/24 (c)	131,250	135,720
		2,481,447
Utilities 3.9%
Ameren Illinois Company
4.50%, 03/15/49	104,000	121,516
AVANGRID, Inc.
3.15%, 12/01/24	160,000	162,833
Basin Electric Power Cooperative
4.75%, 04/26/47 (c)	107,000	118,486
Commonwealth Edison Company
3.75%, 08/15/47	89,000	91,906
DPL Inc.
4.35%, 04/15/29 (c)	132,000	133,635
Electricite de France
4.50%, 09/21/28 (c)	200,000	219,266
Exelon Corporation
5.10%, 06/15/45	85,000	98,839
FirstEnergy Corp.
3.90%, 07/15/27	93,000	97,548
	Shares/Par[1]	Value ($)
Indiana Michigan Power Company
4.25%, 08/15/48	69,000	75,764
Nevada Power Company
3.70%, 05/01/29	159,000	169,955
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	180,000	184,535
Southern California Edison Company
4.13%, 03/01/48	46,000	46,099
The AES Corporation
4.00%, 03/15/21	215,000	218,829
The Southern Company
2.95%, 07/01/23	196,000	198,647
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	174,000	175,301
		2,113,159
Health Care 3.6%
Abbott Laboratories
4.75%, 11/30/36	59,000	69,936
Bausch Health Companies Inc.
6.50%, 03/15/22 (c)	15,000	15,548
5.88%, 05/15/23 (c)	3,000	3,037
5.50%, 03/01/23 - 11/01/25 (c)	52,000	54,090
8.50%, 01/31/27 (c)	21,000	23,120
5.75%, 08/15/27 (c)	33,000	34,669
7.00%, 03/15/24 - 01/15/28 (c)	47,000	49,759
Bristol-Myers Squibb Company
4.13%, 06/15/39 (c)	119,000	128,805
4.25%, 10/26/49 (c)	151,000	166,269
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c)	15,000	15,247
Centene Corporation
4.75%, 05/15/22 - 01/15/25	97,000	99,509
Centene Escrow I Corporation
5.38%, 06/01/26 (c)	117,000	123,155
Cigna Corporation
4.38%, 10/15/28 (c)	248,000	267,281
CVS Health Corporation
4.78%, 03/25/38	117,000	121,919
5.05%, 03/25/48	171,000	182,112
Express Scripts Holding Company
3.40%, 03/01/27	114,000	115,586
HCA Inc.
4.13%, 06/15/29	133,000	136,661
5.13%, 06/15/39	55,000	57,139
Mylan Inc
5.20%, 04/15/48	23,000	21,336
Perrigo Finance Unlimited Company
4.38%, 03/15/26	31,000	31,056
4.90%, 12/15/44	11,000	9,794
UnitedHealth Group Incorporated
3.75%, 07/15/25	45,000	48,020
3.10%, 03/15/26	43,000	44,482
WellCare Health Plans, Inc.
5.25%, 04/01/25	100,000	104,404
5.38%, 08/15/26 (c)	46,000	48,823
		1,971,757
Communication Services 3.1%
Altice France
7.38%, 05/01/26 (c)	95,000	97,376
AT&T Inc.
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	375,000	379,377
5.25%, 03/01/37	87,000	97,526
Charter Communications Operating, LLC
4.91%, 07/23/25	160,000	173,586
5.38%, 04/01/38	45,000	48,437
6.83%, 10/23/55	51,000	60,073
Comcast Corporation
4.60%, 10/15/38	218,000	249,564
3.40%, 07/15/46	60,000	57,254
4.95%, 10/15/58	60,000	73,098
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	72,953
Netflix, Inc.
5.38%, 11/15/29 (c)	36,000	38,289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Sirius XM Radio Inc.
4.63%, 07/15/24 (c)	74,000	75,694
5.50%, 07/01/29 (c)	95,000	97,405
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	112,500	112,670
Vodafone Group Public Limited Company
5.00%, 05/30/38	32,000	34,737
		1,668,039
Consumer Staples 3.0%
Altria Group, Inc.
4.40%, 02/14/26	168,000	179,575
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	162,000	180,094
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	49,000	55,558
BAT Capital Corp.
4.39%, 08/15/37	165,000	156,792
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200,000	216,073
JBS USA Food Company
5.88%, 07/15/24 (c)	16,000	16,463
JBS USA LUX SA
6.50%, 04/15/29 (c)	84,000	91,241
Mars, Incorporated
3.95%, 04/01/49 (c)	197,000	210,889
Post Holdings, Inc.
5.63%, 01/15/28 (c)	22,000	22,604
Reynolds American Inc.
5.70%, 08/15/35	46,000	50,491
7.00%, 08/04/41	45,000	53,736
Walmart Inc.
2.85%, 07/08/24	260,000	267,946
3.25%, 07/08/29	116,000	122,187
		1,623,649
Materials 2.6%
Anglo American Capital PLC
4.88%, 05/14/25 (c)	121,000	130,278
4.75%, 04/10/27 (c)	200,000	211,966
Berry Global Escrow Corporation
4.88%, 07/15/26 (c)	76,000	77,615
CF Industries, Inc.
3.40%, 12/01/21 (c)	165,000	168,196
4.50%, 12/01/26 (c)	349,000	365,373
Corning Incorporated
5.85%, 11/15/68	58,000	68,435
Freeport-McMoRan Inc.
4.55%, 11/14/24	170,000	173,856
5.40%, 11/14/34	70,000	66,885
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	130,000	134,914
Olin Corporation
5.00%, 02/01/30	41,000	40,620
		1,438,138
Industrials 2.6%
Aircastle Limited
4.40%, 09/25/23	41,000	42,526
4.13%, 05/01/24	75,000	77,005
Ashtead Capital, Inc.
5.25%, 08/01/26 (c)	128,000	134,025
Aviation Capital Group LLC
4.38%, 01/30/24 (c)	105,000	110,316
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	110,000	116,314
5.25%, 05/15/24 (c)	158,000	168,568
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	419,000	402,156
General Motors Company
5.95%, 04/01/49	30,000	31,480
Park Aerospace Holdings Limited
5.25%, 08/15/22 (c)	190,000	200,661
Union Pacific Corporation
4.38%, 09/10/38	100,000	110,016
		1,393,067
	Shares/Par[1]	Value ($)
Information Technology 1.6%
Broadcom Corporation
3.88%, 01/15/27	57,000	55,868
Broadcom Inc.
4.25%, 04/15/26 (c)	130,000	132,756
International Business Machines Corporation
4.25%, 05/15/49	117,000	125,484
Microsoft Corporation
3.45%, 08/08/36	142,000	149,865
3.95%, 08/08/56	97,000	107,037
NXP B.V.
4.13%, 06/01/21 (c)	200,000	204,542
Oracle Corporation
4.00%, 11/15/47	83,000	89,203
		864,755
Consumer Discretionary 0.9%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	108,852
GLP Financing, LLC
5.75%, 06/01/28	15,000	16,537
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	14,000	14,329
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (c)	126,000	127,097
The Home Depot, Inc.
2.95%, 06/15/29	200,000	205,042
		471,857
Real Estate 0.8%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	35,421
4.50%, 12/01/28	145,000	160,451
Crown Castle International Corp.
2.25%, 09/01/21	50,000	49,765
HCP, Inc.
3.25%, 07/15/26	25,000	25,182
3.50%, 07/15/29	46,000	46,179
Realty Income Corporation
3.25%, 06/15/29	113,000	115,029
		432,027
Total Corporate Bonds And Notes (cost $22,513,123)		23,596,914
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.2%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	175,400	177,680
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (c)	265,000	265,999
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (c)	12,094	12,084
Series 2018-A2-1A, 2.92%, 12/10/20 (c)	44,674	44,763
Series 2017-A3-2A, 2.31%, 12/10/21 (c)	64,000	64,057
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (c)	375,000	388,846
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (c)	69,710	70,051
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (c)	70,367	70,510
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (c)	54,044	54,041
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	700,000	699,096
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	96,553	98,024
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (c)	72,669	72,855
Series 2017-A3-2, 2.19%, 10/24/22 (c)	100,000	99,895
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (c)	33,664	33,722
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (c)	52,347	52,558
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (c)	131,592	132,278
Series 2018-A-3A, 3.35%, 08/15/22 (c)	51,378	51,650

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	58,532	58,502
Series 2018-A3-1, 2.61%, 01/20/21	200,000	200,238
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (c)	36,721	36,686
Series 2019-A2-1, 2.97%, 09/15/20 (c)	140,000	140,643
Series 2018-A3-1, 2.60%, 06/15/21 (c)	100,000	100,302
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (c)	158,000	163,135
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (c)	102,394	102,628
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (c)	48,752	48,680
Series 2018-A2-1A, 2.80%, 02/16/21 (c)	92,044	92,224
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (c)	76,745	76,446
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (c)	90,001	92,082
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (c)	45,203	46,237
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (b) (c)	116,586	117,852
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	9,797	9,930
Series 2012-A-1, 4.15%, 04/11/24	52,852	54,744
Series 2012-A-2, 4.00%, 10/29/24	47,031	49,072
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (c)	18,318	18,325
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21 (c)	500,000	499,006
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (c)	114,000	114,542
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (b)	57,000	59,229
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,395,714)		4,468,612
SENIOR LOAN INTERESTS 1.8%
Consumer Discretionary 0.6%
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (b)	64,025	63,929
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (b)	44,211	43,451
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (b)	36,189	35,856
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (b)	45,141	44,726
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (b)	164,000	164,171
		352,133
Communication Services 0.5%
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (b)	116,230	113,389
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (b) (i)	78,551	78,256
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (b)	83,505	82,148
		273,793
Financials 0.2%
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (b)	65,586	65,651
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (b)	59,091	58,933
		124,584
	Shares/Par[1]	Value ($)
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (b)	95,551	95,312
Energy 0.1%
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (b)	24,535	24,489
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (b)	32,753	32,331
		56,820
Utilities 0.1%
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (b)	52,500	52,631
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (b)	49,123	47,383
Total Senior Loan Interests (cost $1,007,397)		1,002,656
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (j)	2,640,352	2,640,352
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (j)	42,640	42,640
Total Short Term Investments (cost $2,682,992)		2,682,992
Total Investments 103.2% (cost $53,927,060)		55,913,876
Other Derivative Instruments (0.0)%		(3,475)
Other Assets and Liabilities, Net (3.2)%		(1,732,942)
Total Net Assets 100.0%		54,177,459

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $2,458,499.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $11,529,030 and 21.3% of the fund.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) All or a portion of the security was on loan as of June 30, 2019.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(i) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Delayed Draw Term Loan	17,413	131
	17,413	131

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	2	September 2019	276,284	63	(34)
United States 2 Year Note	9	October 2019	1,928,279	(329)	8,323
United States 5 Year Note	20	October 2019	2,339,823	—	23,302
United States Long Bond	15	September 2019	2,280,970	(1,875)	52,936
United States Ultra Bond	1	September 2019	176,783	(188)	780
				(2,329)	85,307
Short Contracts
United States 10 Year Note	(28)	September 2019	(3,533,898)	(907)	(49,227)

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	500,000	(10,694)	(239)	(2,123)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Credit Fund
CORPORATE BONDS AND NOTES 87.1%
Financials 32.4%
ABN AMRO Bank N.V.
2.65%, 01/19/21 (a)	250,000	250,987
AerCap Ireland Capital Designated Activity Company
3.65%, 07/21/27	78,000	77,546
3.88%, 01/23/28	35,000	35,114
Ally Financial Inc.
3.88%, 05/21/24	97,000	99,371
4.63%, 05/19/22 - 03/30/25	28,000	29,461
American Honda Finance Corporation
2.20%, 06/27/22	216,000	215,703
2.40%, 06/27/24	238,000	237,627
American International Group, Inc.
4.50%, 07/16/44	24,000	25,307
4.80%, 07/10/45	158,000	173,072
4.75%, 04/01/48	68,000	74,705
American Water Capital Corp.
4.15%, 06/01/49	125,000	134,852
Ameriprise Financial, Inc.
3.00%, 03/22/22	61,000	62,066
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	200,000	207,349
Bank of America Corporation
2.50%, 10/21/22	112,000	112,183
4.13%, 01/22/24	52,000	55,563
3.55%, 03/05/24	158,000	163,522
4.00%, 04/01/24 - 01/22/25	149,000	158,472
3.95%, 04/21/25	276,000	289,255
3.37%, 01/23/26	75,000	77,377
4.45%, 03/03/26	24,000	25,883
4.25%, 10/22/26	13,000	13,913
3.56%, 04/23/27	125,000	130,198
4.18%, 11/25/27	79,000	83,768
3.42%, 12/20/28	118,000	121,519
3.97%, 03/05/29	40,000	42,757
4.33%, 03/15/50	51,000	56,728
Bank of Montreal
2.90%, 03/26/22 (b)	100,000	101,510
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	67,000	70,817
4.38%, 12/15/28 (a)	175,000	184,341
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	125,000	139,582
BlackRock, Inc.
3.25%, 04/30/29	132,000	138,176
BMW US Capital, LLC
2.00%, 04/11/21 (a)	50,000	49,595
2.95%, 04/14/22 (a) (c)	125,000	126,809
BNP Paribas
3.38%, 01/09/25 (a)	200,000	203,287
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	146,000	147,041
Capital One Financial Corporation
3.30%, 10/30/24	120,000	122,900
3.75%, 03/09/27	102,000	105,229
3.80%, 01/31/28	73,000	75,425
CIT Group Inc.
4.75%, 02/16/24	149,000	158,306
5.25%, 03/07/25	16,000	17,543
6.13%, 03/09/28	17,000	19,407
Citigroup Inc.
3.14%, 01/24/23	153,000	155,532
3.35%, 04/24/25	69,000	71,212
3.20%, 10/21/26	109,000	111,111
4.45%, 09/29/27	138,000	148,366
3.89%, 01/10/28 (d)	239,000	252,376
3.67%, 07/24/28 (d)	291,000	303,826
4.13%, 07/25/28	26,000	27,449
Commonwealth Bank of Australia
3.45%, 03/16/23 (a)	250,000	259,030
	Shares/Par[1]	Value ($)
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (e)	69,000	71,588
4.21%, 06/12/24 (a)	250,000	261,920
3.87%, 01/12/29 (a)	250,000	257,494
Diamond Finance International Limited
5.88%, 06/15/21 (a)	41,000	41,652
7.13%, 06/15/24 (a)	38,000	40,110
8.35%, 07/15/46 (a)	50,000	63,014
ERAC USA Finance LLC
4.50%, 02/15/45 (a)	27,000	28,684
Five Corners Funding Trust
4.42%, 11/15/23 (a)	212,000	227,460
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	157,000	155,278
General Motors Financial Company, Inc.
4.00%, 10/06/26	84,000	84,970
Glencore Funding LLC
4.88%, 03/12/29 (a)	175,000	184,243
GLP Financing, LLC
5.30%, 01/15/29	77,000	83,164
HSBC Holdings PLC
3.97%, 05/22/30	300,000	312,994
HSBC USA Inc.
4.88%, 08/24/20	62,000	63,646
Icahn Enterprises L.P.
6.38%, 12/15/25	9,000	9,199
6.25%, 05/15/26 (a)	240,000	242,515
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	17,000	16,901
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	79,000	79,889
2.97%, 01/15/23	218,000	220,962
3.21%, 04/01/23	250,000	254,929
4.02%, 12/05/24	162,000	171,909
3.22%, 03/01/25	237,000	243,567
3.96%, 01/29/27	219,000	234,148
3.78%, 02/01/28 (d)	185,000	195,787
3.51%, 01/23/29	23,000	23,920
4.01%, 04/23/29	196,000	211,043
4.20%, 07/23/29	146,000	159,462
3.70%, 05/06/30 (d)	65,000	68,503
KKR Group Finance Co. VI LLC
3.75%, 07/01/29 (a)	125,000	128,033
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (a)	200,000	197,026
Liberty Mutual Group Inc.
4.25%, 06/15/23 (a)	12,000	12,678
4.57%, 02/01/29 (a)	39,000	42,844
4.85%, 08/01/44 (a)	125,000	137,282
Lincoln National Corporation
3.80%, 03/01/28	42,000	44,059
4.35%, 03/01/48	70,000	73,699
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (e)	90,000	91,979
7.50%, (callable at 100 beginning 09/27/25) (e)	162,000	170,022
3.57%, 11/07/28	200,000	200,407
Markel Corporation
4.30%, 11/01/47	250,000	244,641
5.00%, 05/20/49	60,000	65,269
MassMutual Global Funding II
2.50%, 04/13/22 - 10/17/22 (a)	154,000	154,828
MetLife, Inc.
4.37%, 09/15/23	45,000	48,561
Metropolitan Life Global Funding I
3.38%, 01/11/22 (a)	48,000	49,321
Mitsubishi UFJ Financial Group Inc
3.22%, 03/07/22	70,000	71,492
3.46%, 03/02/23	250,000	257,666
Morgan Stanley
3.88%, 04/29/24	101,000	106,951
3.70%, 10/23/24	98,000	103,230
3.13%, 07/27/26	103,000	104,927

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
4.35%, 09/08/26	181,000	193,984
3.63%, 01/20/27	196,000	205,059
3.59%, 07/22/28 (d)	50,000	51,935
4.38%, 01/22/47	30,000	33,371
Navient Corporation
7.25%, 09/25/23	13,000	13,886
New York Life Global Funding
1.70%, 09/14/21 (a)	120,000	118,597
2.88%, 04/10/24 (a)	349,000	356,259
New York Life Insurance Company
4.45%, 05/15/69 (a)	48,000	52,919
Nordic Aviation Capital DAC
5.58%, 03/14/24 (f) (g)	115,000	120,976
Principal Financial Group, Inc.
3.70%, 05/15/29	16,000	16,724
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (a)	223,000	224,809
Reinsurance Group of America, Incorporated
3.90%, 05/15/29	45,000	46,637
Royal Bank of Canada
3.70%, 10/05/23 (b)	125,000	131,682
Santander UK Group Holdings PLC
4.80%, 11/15/24	200,000	213,015
SLM Corporation
5.50%, 01/25/23	41,000	42,114
Standard Chartered PLC
4.31%, 05/21/30 (a)	100,000	103,700
Sumitomo Mitsui Financial Group, Inc.
2.85%, 01/11/22	250,000	252,310
Synchrony Financial
5.15%, 03/19/29	59,000	63,575
The Blackstone Group L.P.
4.00%, 10/02/47 (a)	44,000	42,936
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	117,000	118,064
4.00%, 03/03/24	119,000	126,206
3.75%, 05/22/25	179,000	186,939
4.25%, 10/21/25	34,000	36,008
3.50%, 01/23/25 - 11/16/26	176,000	181,112
3.85%, 01/26/27	128,000	133,692
3.69%, 06/05/28 (d)	9,000	9,295
3.81%, 04/23/29	70,000	72,875
4.22%, 05/01/29	250,000	267,764
5.15%, 05/22/45	16,000	18,296
The Huntington National Bank
2.38%, 03/10/20	80,000	80,120
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	250,000	262,694
The Toronto-Dominion Bank
2.65%, 06/12/24	250,000	252,129
USA Compression Finance Corp.
6.88%, 04/01/26	38,000	40,216
6.88%, 09/01/27 (a)	44,000	46,185
Volkswagen Group of America, Inc.
4.75%, 11/13/28 (a)	215,000	233,616
Wells Fargo & Company
4.10%, 06/03/26	64,000	67,871
3.20%, 06/17/27	250,000	254,638
4.40%, 06/14/46	23,000	24,891
Wells Fargo Bank, National Association
2.60%, 01/15/21	80,000	80,300
2.90%, 05/27/22	250,000	252,299
5.85%, 02/01/37	75,000	96,247
Westpac Banking Corporation
2.75%, 01/11/23	125,000	126,515
		17,509,494
Energy 8.7%
Alta Mesa Holdings, LP
7.88%, 12/15/24	107,000	41,389
Anadarko Petroleum Corporation
7.95%, 06/15/39	51,000	70,091
Andeavor Logistics LP
4.25%, 12/01/27	19,000	20,079
5.20%, 12/01/47	66,000	70,638
	Shares/Par[1]	Value ($)
Apache Corporation
5.35%, 07/01/49	50,000	52,811
Callon Petroleum Company
6.38%, 07/01/26	125,000	126,148
Canadian Natural Resources Limited
2.95%, 01/15/23	42,000	42,421
3.85%, 06/01/27	55,000	57,017
Chaparral Energy, Inc.
8.75%, 07/15/23 (a) (c)	42,000	25,675
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	23,000	25,608
5.13%, 06/30/27	42,000	45,642
Chesapeake Energy Corporation
7.00%, 10/01/24 (c)	50,000	44,913
Concho Resources Inc.
4.88%, 10/01/47	51,000	57,456
Continental Resources, Inc.
4.50%, 04/15/23	48,000	50,435
4.38%, 01/15/28	81,000	85,283
Diamondback Energy, Inc.
4.75%, 11/01/24 (a)	123,000	126,300
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	9,000	9,335
5.75%, 01/30/28 (a)	9,000	9,501
Energy Transfer LP
4.25%, 03/15/23	139,000	145,018
5.50%, 06/01/27	50,000	55,899
5.25%, 04/15/29	112,000	125,085
5.80%, 06/15/38	51,000	56,807
5.15%, 03/15/45	40,000	40,920
Energy Transfer Operating, L.P.
6.25%, 04/15/49	98,000	115,931
Enlink Midstream, LLC
5.38%, 06/01/29	72,000	73,892
Enterprise Products Operating LLC
3.35%, 03/15/23	51,000	52,463
3.13%, 07/31/29	121,000	121,549
6.13%, 10/15/39	86,000	107,950
4.80%, 02/01/49	124,000	138,495
4.20%, 01/31/50	57,000	58,512
EQM Midstream Partners, LP
4.13%, 12/01/26	42,000	40,495
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	70,000	46,905
Floatel International Ltd.
9.00%, 04/11/24 (a)	100,000	88,750
Halliburton Company
3.80%, 11/15/25	60,000	62,887
4.85%, 11/15/35	59,000	63,058
HollyFrontier Corporation
5.88%, 04/01/26	110,000	120,358
Kinder Morgan Energy Partners, L.P.
7.75%, 03/15/32	87,000	118,991
Kinder Morgan, Inc.
4.30%, 03/01/28	90,000	96,291
5.20%, 03/01/48	50,000	56,429
Marathon Oil Corporation
4.40%, 07/15/27	90,000	95,393
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	30,516
4.50%, 04/01/48	35,000	35,085
MPLX LP
4.13%, 03/01/27	14,000	14,646
4.00%, 03/15/28	96,000	99,575
4.50%, 04/15/38	40,000	40,364
4.70%, 04/15/48	25,000	25,422
5.50%, 02/15/49	55,000	62,190
Nabors Industries, Inc.
5.75%, 02/01/25	50,000	44,330
Petroleos Mexicanos
6.50%, 03/13/27 - 01/23/29	368,000	361,950
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	165,000	183,263
4.20%, 03/15/28	461,000	483,690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Saudi Arabian Oil Company
2.88%, 04/16/24 (a)	200,000	201,244
Sunoco Logistics Partners Operations L.P.
4.95%, 01/15/43	22,000	21,757
TransCanada PipeLines Limited
4.25%, 05/15/28	100,000	107,990
Transocean Guardian Limited
5.88%, 01/15/24 (a)	21,735	22,165
Transocean Pontus Limited
6.13%, 08/01/25 (a)	14,175	14,602
Transocean Proteus Limited
6.25%, 12/01/24 (a)	90,750	93,841
		4,685,450
Communication Services 7.3%
Altice Luxembourg Fr SA
8.13%, 02/01/27 (a)	200,000	210,043
AT&T Inc.
2.80%, 02/17/21	123,000	123,802
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	70,000	70,817
5.25%, 03/01/37	93,000	104,252
4.90%, 08/15/37	54,000	58,319
4.85%, 03/01/39	135,000	144,801
4.30%, 02/15/30 - 12/15/42	106,000	109,107
4.35%, 03/01/29 - 06/15/45	259,000	273,097
4.75%, 05/15/46	100,000	105,352
4.50%, 03/09/48	27,000	27,675
CCO Holdings, LLC
5.50%, 05/01/26 (a)	36,000	37,718
5.88%, 05/01/27 (a)	33,000	34,830
5.38%, 06/01/29 (a)	61,000	62,993
Charter Communications Operating, LLC
5.38%, 04/01/38 - 05/01/47	212,000	226,498
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	100,000	88,246
Comcast Corporation
4.60%, 10/15/38	205,000	234,682
4.00%, 08/15/47	100,000	105,299
4.05%, 11/01/52	50,000	53,110
4.95%, 10/15/58	170,000	207,111
Discovery Communications, LLC
5.20%, 09/20/47	25,000	26,390
Fox Corporation
5.48%, 01/25/39 (a)	60,000	70,585
NBCUniversal Media, LLC
4.38%, 04/01/21	165,000	171,077
Netflix, Inc.
5.38%, 11/15/29 (a)	46,000	48,925
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	30,000	30,751
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	35,000	35,801
5.38%, 07/15/26 (a)	75,000	77,821
5.00%, 08/01/27 (a)	95,000	96,772
5.50%, 07/01/29 (a)	68,000	69,721
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	40,000	46,803
Sprint Capital Corporation
6.88%, 11/15/28	105,000	108,772
Telefonica Emisiones, S.A.U.
4.10%, 03/08/27	150,000	159,454
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	55,000	65,172
TWDC Enterprise 18 Corp.
6.55%, 03/15/33 (a)	38,000	52,222
6.90%, 08/15/39 (a)	36,000	53,692
4.75%, 09/15/44 (a)	29,000	35,327
3.00%, 07/30/46	32,000	30,225
Verizon Communications Inc.
3.50%, 11/01/24	167,000	175,278
4.02%, 12/03/29 (a)	70,000	75,870
4.86%, 08/21/46	140,000	162,740
Vodafone Group Public Limited Company
4.38%, 05/30/28	88,000	94,993
		3,966,143
	Shares/Par[1]	Value ($)
Health Care 7.2%
Abbott Laboratories
3.75%, 11/30/26	95,000	102,502
4.75%, 11/30/36	33,000	39,117
AbbVie Inc.
4.50%, 05/14/35	91,000	93,346
4.45%, 05/14/46	17,000	16,731
4.88%, 11/14/48	75,000	78,831
Allergan Funding SCS
4.85%, 06/15/44	29,000	30,084
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	10,000	10,366
5.50%, 03/01/23 - 11/01/25 (a)	92,000	95,709
5.88%, 05/15/23 (a)	3,000	3,037
7.00%, 03/15/24 - 01/15/28 (a)	37,000	39,000
6.13%, 04/15/25 (a)	32,000	32,639
8.50%, 01/31/27 (a)	133,000	146,426
5.75%, 08/15/27 (a)	37,000	38,871
Becton, Dickinson and Company
3.73%, 12/15/24	78,000	81,865
Bristol-Myers Squibb Company
4.13%, 06/15/39 (a)	114,000	123,393
4.25%, 10/26/49 (a)	145,000	159,662
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	16,000	16,263
Celgene Corporation
4.63%, 05/15/44	64,000	72,771
4.35%, 11/15/47	77,000	85,063
Centene Corporation
4.75%, 01/15/25	99,000	102,165
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	148,000	155,786
Cigna Corporation
3.20%, 09/17/20 (a)	111,000	111,987
4.38%, 10/15/28 (a)	118,000	127,174
4.80%, 08/15/38 (a)	60,000	64,591
4.90%, 12/15/48 (a)	32,000	34,791
CVS Health Corporation
2.88%, 06/01/26	15,000	14,723
4.78%, 03/25/38	146,000	152,139
5.05%, 03/25/48	222,000	236,427
Forest Laboratories, LLC
5.00%, 12/15/21 (a)	118,000	123,757
Gilead Sciences, Inc.
3.65%, 03/01/26	38,000	40,209
4.00%, 09/01/36	17,000	17,923
4.15%, 03/01/47	69,000	72,384
GlaxoSmithKline Capital PLC
2.88%, 06/01/22	125,000	127,180
HCA Inc.
5.00%, 03/15/24	7,000	7,623
5.63%, 09/01/28	20,000	21,624
5.13%, 06/15/39	52,000	54,022
5.25%, 06/15/26 - 06/15/49	196,000	208,704
Humana Inc.
4.63%, 12/01/42	40,000	42,385
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	125,000	130,905
Mylan Inc
5.20%, 04/15/48	141,000	130,799
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	86,000	84,449
Pfizer Inc.
2.80%, 03/11/22	46,000	46,886
2.75%, 06/03/26	37,000	37,523
Tenet Healthcare Corporation
8.13%, 04/01/22	11,000	11,550
4.63%, 07/15/24	39,000	39,606
UnitedHealth Group Incorporated
2.88%, 12/15/21	125,000	126,848
3.10%, 03/15/26	41,000	42,413
4.45%, 12/15/48	51,000	58,600
WellCare Health Plans, Inc.
5.25%, 04/01/25	96,000	100,228

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
5.38%, 08/15/26 (a)	46,000	48,823
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	39,000	40,192
		3,880,092
Utilities 6.3%
AEP Transmission Company, LLC
3.80%, 06/15/49	40,000	41,102
Alabama Power Company
3.70%, 12/01/47	150,000	152,172
Ameren Illinois Company
4.50%, 03/15/49	52,000	60,758
Appalachian Power Company
3.30%, 06/01/27	150,000	152,808
AVANGRID, Inc.
3.15%, 12/01/24	199,000	202,524
Calpine Corporation
5.25%, 06/01/26 (a)	26,000	26,468
Dominion Energy, Inc.
5.20%, 08/15/19	49,000	49,115
DPL Inc.
4.35%, 04/15/29 (a)	127,000	128,573
Duke Energy Corporation
3.95%, 08/15/47	75,000	75,713
Duke Energy Florida, LLC
3.20%, 01/15/27	38,000	39,192
3.80%, 07/15/28	122,000	132,130
Duquesne Light Holdings, Inc.
6.40%, 09/15/20 (a)	121,000	126,088
5.90%, 12/01/21 (a)	116,000	124,071
Eversource Energy
2.80%, 05/01/23	34,000	34,379
Exelon Corporation
5.10%, 06/15/45	32,000	37,210
4.45%, 04/15/46	200,000	215,000
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	88,000	94,368
5.45%, 07/15/44 (a)	67,000	80,228
Florida Power & Light Company
3.70%, 12/01/47	150,000	156,529
Nevada Power Company
3.70%, 05/01/29	106,000	113,303
6.65%, 04/01/36	18,000	24,501
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	119,000	120,844
PacifiCorp
4.15%, 02/15/50	125,000	138,335
Public Service Company of New Hampshire
3.60%, 07/01/49	250,000	255,047
Sempra Energy
4.00%, 02/01/48	70,000	68,501
Southern California Edison Company
4.13%, 03/01/48	37,000	37,079
Tampa Electric Company
4.45%, 06/15/49	18,000	20,160
The AES Corporation
4.50%, 03/15/23	164,000	168,377
5.13%, 09/01/27	73,000	77,022
The Connecticut Light and Power Company
4.00%, 04/01/48	47,000	51,405
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	82,000	82,613
5.00%, 07/31/27 (a)	28,000	28,963
WEC Energy Group Inc.
2.45%, 06/15/20	96,000	95,998
3.55%, 06/15/25	44,000	46,177
Xcel Energy Inc.
4.70%, 05/15/20	107,000	107,901
6.50%, 07/01/36	22,000	28,881
		3,393,535
Industrials 6.2%
Aircastle Limited
4.40%, 09/25/23	41,000	42,526
4.13%, 05/01/24	135,000	138,610
	Shares/Par[1]	Value ($)
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	56,000	56,569
5.25%, 08/01/26 (a)	172,000	180,097
4.38%, 08/15/27 (a)	26,000	26,033
Aviation Capital Group LLC
4.38%, 01/30/24 (a)	104,000	109,265
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	100,000	105,740
5.25%, 05/15/24 (a)	277,000	295,528
Bombardier Inc.
7.88%, 04/15/27 (a)	53,000	53,061
Burlington Northern Santa FE, LLC
4.05%, 06/15/48	63,000	69,405
CNH Industrial N.V.
4.50%, 08/15/23	115,000	120,493
CSX Corporation
4.75%, 11/15/48	31,000	36,016
Equifax Inc.
3.30%, 12/15/22	250,000	255,157
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (e)	188,000	180,442
4.50%, 03/11/44	50,000	48,452
General Motors Company
5.00%, 10/01/28	195,000	205,662
Hubbell Incorporated
3.35%, 03/01/26	250,000	251,063
International Lease Finance Corporation
8.25%, 12/15/20	45,000	48,545
Owens Corning
4.40%, 01/30/48	150,000	127,045
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	136,000	140,641
5.50%, 02/15/24 (a)	24,000	25,853
Siemens Financieringsmaatschappij N.V.
2.90%, 05/27/22 (a)	73,000	74,229
Standard Industries Inc.
5.00%, 02/15/27 (a)	28,000	28,350
4.75%, 01/15/28 (a)	63,000	62,528
Union Pacific Corporation
4.05%, 03/01/46	84,000	87,817
4.50%, 09/10/48	125,000	141,763
United Technologies Corporation
2.65%, 11/01/26	51,000	51,216
Verisk Analytics, Inc.
4.00%, 06/15/25 (c)	98,000	104,578
5.50%, 06/15/45	125,000	147,798
Waste Connections US, Inc.
3.50%, 05/01/29	44,000	45,752
Waste Management, Inc.
3.20%, 06/15/26	36,000	37,446
3.45%, 06/15/29	54,000	56,824
		3,354,504
Consumer Staples 4.5%
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	371,000	412,437
BAT Capital Corp.
4.39%, 08/15/37	130,000	123,533
4.54%, 08/15/47	106,000	98,724
Constellation Brands, Inc.
4.25%, 05/01/23	70,000	74,411
Energizer Holdings, Inc.
7.75%, 01/15/27 (a)	15,000	16,215
General Mills, Inc.
4.70%, 04/17/48 (c)	37,000	39,904
JBS Investments GmbH
7.25%, 04/03/24 (a)	171,000	177,648
JBS USA Food Company
5.88%, 07/15/24 (a)	16,000	16,463
JBS USA LUX SA
6.50%, 04/15/29 (a)	107,000	116,223
Keurig Dr Pepper Inc.
2.55%, 09/15/26	50,000	47,766
4.99%, 05/25/38	30,000	33,009
4.42%, 12/15/46	100,000	99,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
5.09%, 05/25/48	25,000	27,969
Kraft Heinz Foods Company
4.38%, 06/01/46	70,000	66,479
Mars, Incorporated
3.60%, 04/01/34 (a)	44,000	46,860
3.95%, 04/01/49 (a)	95,000	101,698
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a) (c)	121,000	107,086
Philip Morris International Inc.
3.38%, 08/15/29	125,000	128,660
4.25%, 11/10/44	75,000	78,270
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	55,000	55,854
Reynolds American Inc.
5.70%, 08/15/35	86,000	94,396
The Kroger Co.
4.65%, 01/15/48	24,000	24,130
Tyson Foods, Inc.
4.55%, 06/02/47	12,000	12,537
5.10%, 09/28/48	100,000	112,746
Walmart Inc.
2.85%, 07/08/24	250,000	257,641
WM. Wrigley Jr. Company
3.38%, 10/21/20 (a)	86,000	87,167
		2,457,806
Consumer Discretionary 4.3%
Adient US LLC
7.00%, 05/15/26 (a)	13,000	13,375
Amazon.com, Inc.
3.88%, 08/22/37	90,000	99,058
Beazer Homes USA, Inc.
5.88%, 10/15/27	35,000	30,407
Delphi Technologies PLC
5.00%, 10/01/25 (a)	60,000	53,400
Discovery Communications, LLC
4.13%, 05/15/29	61,000	63,464
5.30%, 05/15/49	25,000	26,857
Dollar General Corporation
3.25%, 04/15/23	112,000	115,087
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	31,000	32,761
GLP Financing, LLC
5.38%, 04/15/26	203,000	219,754
5.75%, 06/01/28	49,000	54,022
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	5,000	5,117
IHO Verwaltungs GmbH
5.50%, 09/15/26 (a) (h)	131,000	127,375
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (a) (h)	200,000	201,000
KFC Holding Co.
5.00%, 06/01/24 (a)	8,000	8,261
Lowe`s Companies, Inc.
4.05%, 05/03/47	60,000	59,715
4.55%, 04/05/49	101,000	108,898
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	119,000	127,628
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (c)	76,000	74,351
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (a)	91,000	91,792
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	70,000	72,107
8.75%, 10/01/25 (a)	59,000	61,959
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	30,000	32,448
Sands China Ltd.
5.13%, 08/08/25 (i)	132,000	142,600
5.40%, 08/08/28 (i)	63,000	68,799
The Home Depot, Inc.
2.13%, 09/15/26	81,000	79,257
3.90%, 12/06/28	41,000	45,160
2.95%, 06/15/29	125,000	128,151
4.50%, 12/06/48	49,000	57,831
	Shares/Par[1]	Value ($)
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	63,000	63,810
Warner Media, LLC
7.63%, 04/15/31	59,000	78,553
		2,342,997
Information Technology 4.3%
Broadcom Corporation
3.88%, 01/15/27	220,000	215,632
3.50%, 01/15/28	74,000	69,973
Broadcom Inc.
4.25%, 04/15/26 (a)	100,000	102,120
Dell International L.L.C.
5.30%, 10/01/29 (a) (i)	125,000	131,554
Fidelity National Information Services, Inc.
3.00%, 08/15/26	71,000	71,911
4.75%, 05/15/48	47,000	52,242
Fiserv, Inc.
3.20%, 07/01/26	250,000	255,570
4.20%, 10/01/28 (i)	80,000	86,617
International Business Machines Corporation
2.85%, 05/13/22	234,000	237,949
3.00%, 05/15/24	100,000	102,680
4.25%, 05/15/49	100,000	107,251
Microsoft Corporation
3.70%, 08/08/46	79,000	85,754
NXP B.V.
4.63%, 06/01/23 (a)	147,000	154,965
5.35%, 03/01/26 (a)	99,000	109,511
4.30%, 06/18/29 (a)	95,000	97,868
Oracle Corporation
3.85%, 07/15/36	59,000	62,838
3.80%, 11/15/37	39,000	41,285
4.00%, 11/15/47	83,000	89,203
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	88,000	88,176
ViaSat, Inc.
5.63%, 04/15/27 (a)	31,000	32,250
Visa Inc.
4.30%, 12/14/45	99,000	116,954
		2,312,303
Materials 3.3%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	260,000	279,936
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	94,000	95,998
CF Industries, Inc.
4.50%, 12/01/26 (a)	106,000	110,973
5.38%, 03/15/44	200,000	187,780
Corning Incorporated
5.85%, 11/15/68	67,000	79,054
DuPont de Nemours, Inc
4.21%, 11/15/23	72,000	76,960
4.49%, 11/15/25	60,000	66,358
5.42%, 11/15/48	13,000	15,783
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	31,000	31,775
Freeport-McMoRan Inc.
5.45%, 03/15/43	113,000	103,515
Glencore Finance (Canada) Limited
5.55%, 10/25/42 (a) (j)	21,000	21,927
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	40,000	38,593
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	127,000	131,801
Olin Corporation
5.13%, 09/15/27	27,000	27,712
5.00%, 02/01/30	80,000	79,259
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	103,000	104,946
Samarco Mineracao S/A
0.00%, 09/26/24 (g) (k) (l) (m)	200,000	159,129
The Dow Chemical Company
4.25%, 10/01/34	65,000	67,982
4.80%, 05/15/49 (a)	51,000	54,876

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
WRKCo Inc.
3.90%, 06/01/28	39,000	39,971
		1,774,328
Real Estate 2.6%
American Tower Corporation
3.80%, 08/15/29	176,000	182,159
AvalonBay Communities, Inc.
3.20%, 01/15/28	84,000	86,793
Boston Properties Limited Partnership
2.75%, 10/01/26	18,000	17,710
4.50%, 12/01/28	72,000	79,672
Crown Castle International Corp.
2.25%, 09/01/21	55,000	54,741
3.80%, 02/15/28	89,000	92,168
5.20%, 02/15/49	31,000	35,412
Equinix, Inc.
5.75%, 01/01/25	46,000	47,892
5.38%, 05/15/27	63,000	67,620
ERP Operating Limited Partnership
3.50%, 03/01/28	54,000	56,897
3.00%, 07/01/29	125,000	126,538
HCP, Inc.
3.25%, 07/15/26	18,000	18,131
3.50%, 07/15/29	32,000	32,124
Host Hotels & Resorts, L.P.
3.75%, 10/15/23	86,000	88,135
Realty Income Corporation
3.00%, 01/15/27	29,000	29,186
3.65%, 01/15/28	68,000	71,451
3.25%, 06/15/29	104,000	105,868
Regency Centers, L.P.
3.60%, 02/01/27	43,000	44,336
Simon Property Group, L.P.
3.38%, 06/15/27 (c)	154,000	159,993
3.38%, 12/01/27	12,000	12,463
		1,409,289
Total Corporate Bonds And Notes (cost $44,749,242)		47,085,941
GOVERNMENT AND AGENCY OBLIGATIONS 7.8%
U.S. Treasury Securities 7.8%
U.S. Treasury Bond
2.50%, 02/15/45	870,000	865,786
U.S. Treasury Note
1.13%, 08/31/21	50,000	49,320
2.38%, 02/29/24	2,050,000	2,107,016
2.25%, 02/15/27	1,170,000	1,198,336
Total Government And Agency Obligations (cost $4,025,417)		4,220,458
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.1%
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	600,000	599,226
Dell Equipment Finance Trust
Series 2018-A2-2, 3.16%, 08/24/20 (a)	95,400	95,943
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (a)	36,721	36,686
Series 2018-A3-1, 2.60%, 06/15/21 (a)	100,000	100,302
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	48,752	48,680
United Airlines Pass Through Certificates
Series 2018-A-1, 3.70%, 03/01/30	147,389	148,524
United Airlines Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	27,062	28,004
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	129,663	134,304
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22 (a)	512,000	511,425
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,684,887)		1,703,094
SENIOR LOAN INTERESTS 0.4%
Communication Services 0.1%
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (d) (n)	67,000	66,079
	Shares/Par[1]	Value ($)
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (d)	59,695	57,581
Utilities 0.1%
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (d)	52,500	52,631
Financials 0.1%
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (d)	18,919	18,938
Total Senior Loan Interests (cost $196,778)		195,229
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (o)	626,180	626,180
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (o)	437,060	437,060
U.S. Treasury Securities 0.2%
U.S. Treasury Bill
2.27%, 09/12/19 (p)	100,000	99,580
Total Short Term Investments (cost $1,162,803)		1,162,820
Total Investments 100.6% (cost $51,819,127)		54,367,542
Other Derivative Instruments (0.0)%		(2,289)
Other Assets and Liabilities, Net (0.6)%		(307,500)
Total Net Assets 100.0%		54,057,753

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $13,825,349 and 25.6% of the fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of June 30, 2019.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(k) Non-income producing security.

(l) As of June 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is restricted to resale to institutional investors. See the table of Restricted

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

Securities below.

(n) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(p) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao S/A, 0.00%, 09/26/24	07/16/18	142,215	159,129	0.3

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Delayed Draw Term Loan	17,413	131
	17,413	131

PPM Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	14	October 2019	2,996,222	(571)	16,270
United States Long Bond	33	September 2019	5,007,279	(4,125)	127,315
				(4,696)	143,585
Short Contracts
United States 10 Year Note	(21)	September 2019	(2,651,091)	(656)	(36,253)
United States 10 Year Ultra Bond	(16)	September 2019	(2,179,981)	(500)	(30,019)
United States 5 Year Note	(7)	October 2019	(825,303)	—	(1,791)
United States Ultra Bond	(19)	September 2019	(3,295,876)	3,563	(77,811)
				2,407	(145,874)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund
SENIOR LOAN INTERESTS 93.2%
Consumer Discretionary 20.3%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	212,050	210,284
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 05/30/25 (a)	93,489	93,038
Adient US LLC
Term Loan B, 6.82%, (3M LIBOR + 4.25%), 05/03/24 (a)	30,000	29,194
Term Loan B, 6.89%, (3M LIBOR + 4.25%), 05/03/24 (a)	90,000	87,582
Allied Universal Holdco LLC
Term Loan, 6.15%, (3M LIBOR + 3.75%), 07/28/22 (a)	133,517	133,212
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	4,054	4,034
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	40,946	40,741
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (a)	128,371	127,729
Altra Industrial Motion Corp.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 09/26/25 (a)	95,644	93,792
American Axle and Manufacturing, Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.25%), 03/10/24 (a)	101,986	99,660
Term Loan B, 4.84%, (3M LIBOR + 2.25%), 03/10/24 (a)	51,745	50,565
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (a)	93,228	88,897
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.67%, (3M LIBOR + 3.25%), 09/20/24 (a)	39,600	39,435
Bombardier Recreational Products, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/30/23 (a)	168,725	166,194
2019 Incremental Term Loan B2, 0.00%, (3M LIBOR + 2.50%), 05/23/25 (a) (b)	5,000	4,952
Boyd Gaming Corporation
Term Loan B3, 4.61%, (3M LIBOR + 2.25%), 09/15/23 (a)	111,707	110,997
Burlington Coat Factory Warehouse Corporation
2017 Term Loan B5, 4.40%, (3M LIBOR + 2.00%), 11/17/24 (a)	95,000	95,179
Caesars Entertainment Operating Company
Exit Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/03/24 (a) (b)	34,911	34,595
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (a)	167,870	166,349
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (a)	365,088	358,622
Callaway Golf Company
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 12/31/25 (a)	42,893	43,250
Camelot UK Holdco Limited
Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (a)	82,612	82,760
Champ Acquisition Corporation
Term Loan, 7.83%, (3M LIBOR + 5.50%), 12/17/25 (a)	54,725	54,041
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (a)	311,913	311,445
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (a)	242,668	241,542
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 05/13/22 (a)	3,973	3,894
	Shares/Par[1]	Value ($)
Constellis Holdings, LLC
2017 1st Lien Term Loan, 7.58%, (1M LIBOR + 5.00%), 04/17/24 (a)	69,293	51,970
Core & Main LP
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/19/24 (a) (b)	56,000	55,807
2017 Term Loan B, 5.52%, (3M LIBOR + 3.00%), 07/19/24 (a)	98,995	98,655
Creative Artists Agency, LLC
2018 Term Loan B, 5.40%, (1M LIBOR + 3.00%), 02/15/24 (a)	94,270	93,893
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (a)	150,000	147,421
2018 Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/12/26 (a)	198,000	195,171
Dana Incorporated
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/27/26 (a) (b)	35,000	34,898
Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/27/26 (a)	94,763	94,486
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (a)	145,000	141,447
DexKo Global Inc.
Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/24/24 (a)	49,590	49,342
Dynacast International LLC
Term Loan B2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (a)	98,711	95,010
Eldorado Resorts LLC
2017 Term Loan B, 4.69%, (1M LIBOR + 2.25%), 03/15/24 (a)	93,999	93,560
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (1M LIBOR + 3.00%), 03/08/24 (a)	89,093	88,797
ESH Hospitality, Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/30/23 (a)	157,489	157,195
Fitness International, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 04/13/25 (a)	121,834	120,819
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.40%, (3M LIBOR + 2.00%), 11/30/23 (a)	189,031	188,532
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (a)	78,859	78,133
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (a)	98,366	97,461
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (a)	98,992	96,796
Helix Gen Funding, LLC
Term Loan B, 6.15%, (3M LIBOR + 3.75%), 03/02/24 (a)	57,305	53,836
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 6.33%, (1M LIBOR + 4.00%), 11/11/23 (a)	37,025	36,840
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	73,663	72,835
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 04/25/24 (a)	129,039	121,749
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 6.33%, (1M LIBOR + 4.00%), 05/21/25 (a)	99,250	97,637
International Textile Group, Inc
1st Lien Term Loan, 7.33%, (3M LIBOR + 5.00%), 04/19/24 (a) (c)	625	575
1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 04/19/24 (a) (c)	97,500	89,700
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (a)	222,460	219,437

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Jo-Ann Stores, Inc.
Term Loan, 7.59%, (3M LIBOR + 5.00%), 09/29/23 (a)	48,519	43,505
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (a)	218,145	216,335
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 12/24/21 (a)	50,000	49,750
Life Time Fitness Inc
2017 Term Loan B, 5.27%, (3M LIBOR + 2.75%), 06/22/22 (a)	167,864	167,025
Lifetime Brands, Inc.
Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/25 (a)	23,696	23,518
Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/13/25 (a)	40,653	40,348
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (a)	177,200	175,797
MA FinanceCo., LLC
2017 Term Loan B2, 4.65%, (3M LIBOR + 2.25%), 11/19/21 (a)	50,000	49,396
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (a)	92,535	92,458
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 03/15/25 (a)	202,037	197,744
Michaels Stores, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	208,570	201,663
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/30/23 (a)	29,687	27,604
NPC International, Inc.
1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 04/05/24 (a)	49,621	39,821
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (a)	197,980	188,152
NVA Holdings, Inc.
Term Loan B3, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (a)	167,881	167,601
Party City Holdings Inc.
2018 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 08/19/22 (a)	82,239	81,607
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (a)	141,000	141,147
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/15/25 (a)	149,400	148,723
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (a)	8,031	7,807
Playa Resorts Holding B.V.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/07/24 (a)	177,737	169,872
ProQuest LLC
New Term Loan B, 5.65%, (3M LIBOR + 3.25%), 10/24/21 (a)	79,155	78,858
Rodan & Fields, LLC
2018 Term Loan B, 6.39%, (3M LIBOR + 4.00%), 06/07/25 (a)	49,375	44,273
2018 Term Loan B, 8.50%, (3M PRIME + 4.00%), 06/07/25 (a)	125	112
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (a)	44,883	44,166
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (a)	186,396	183,420
Serta Simmons Bedding, LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 10/21/23 (a)	27,300	17,574
1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 10/21/23 (a)	96,560	62,161
	Shares/Par[1]	Value ($)
ServiceMaster Company
2016 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 11/08/23 (a)	26,297	26,258
Shutterfly, Inc.
Term Loan B2, 0.00%, (3M LIBOR + 2.50%), 08/17/24 (a) (b)	20,000	19,985
Term Loan B2, 4.91%, (3M LIBOR + 2.50%), 08/17/24 (a)	74,882	74,826
Sinclair Television Group Inc.
Term Loan B2, 4.66%, (3M LIBOR + 2.25%), 01/06/24 (a)	94,515	93,216
SIWF Holdings Inc.
1st Lien Term Loan, 6.65%, (3M LIBOR + 4.25%), 05/25/25 (a)	113,887	112,748
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (a)	90,000	90,028
Spin Holdco Inc.
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 11/14/22 (a)	98,992	96,907
SRAM, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/15/24 (a) (b)	25,000	24,937
2018 Term Loan B, 5.23%, (3M LIBOR + 2.75%), 03/15/24 (a)	36,735	36,643
2018 Term Loan B, 5.29%, (3M LIBOR + 2.75%), 03/15/24 (a)	39,592	39,493
2018 Term Loan B, 7.25%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,633	1,629
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (a)	125,000	119,824
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (a)	265,845	265,707
Station Casinos LLC
2016 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 05/24/23 (a)	167,818	166,949
2016 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/08/23 (a) (b)	125,000	124,352
Tenneco, Inc.
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/01/25 (a)	186,563	171,964
TI Group Automotive Systems, L.L.C.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 06/25/22 (a)	159,212	157,487
Trader Corporation
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 09/28/23 (a)	45,000	44,775
TruGreen Limited Partnership
2019 Term Loan, 6.16%, (3M LIBOR + 3.75%), 03/19/26 (a)	60,000	60,038
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (a)	122,313	116,312
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 05/15/22 (a)	25,641	25,129
WideOpenWest Finance LLC
2017 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 08/19/23 (a)	158,290	154,412
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (a)	258,785	249,295
WMG Acquisition Corp.
2018 Term Loan F, 4.53%, (3M LIBOR + 2.13%), 11/01/23 (a)	170,000	167,535
		10,544,871
Information Technology 13.6%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/31/23 (a) (b)	65,000	64,043
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	164,383	159,954
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	25,367	24,683

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (a)	50,000	49,510
Ancestry.com Operations Inc.
2017 1st Lien Term Loan, 5.66%, (1M LIBOR + 3.25%), 10/19/23 (a)	172,579	171,932
AppLovin Corporation
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 07/13/26 (a)	135,445	135,022
Avast Software B.V.
2018 USD Term Loan B, 4.58%, (3M LIBOR + 2.25%), 09/30/23 (a)	49,845	49,689
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (a)	252,313	240,959
Banff Merger Sub Inc
2018 USD Term Loan B, 6.58%, (3M LIBOR + 4.25%), 06/30/25 (a)	216,413	204,577
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (a)	113,850	112,878
Brave Parent Holdings, Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.00%), 04/17/25 (a)	49,624	49,097
Cabot Microelectronics Corporation
Term Loan B, 4.69%, (3M LIBOR + 2.25%), 11/01/25 (a)	40,550	40,474
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (a)	11,616	11,637
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (a)	97,300	96,911
Cvent, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/30/24 (a)	—	—
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 5.16%, (1M LIBOR + 2.75%), 03/30/24 (a)	167,859	165,383
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (a)	417,286	414,958
DigiCert, Inc.
2017 Term Loan B1, 6.40%, (3M LIBOR + 4.00%), 09/19/24 (a)	168,303	167,462
DTI Holdco, Inc.
2018 Term Loan B, 7.33%, (1M LIBOR + 4.75%), 09/29/23 (a)	98,730	90,296
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (a)	81,133	80,909
Entegris, Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 11/05/25 (a)	44,775	44,747
Eta Australia Holdings III Pty Ltd
Term Loan, 6.40%, (3M LIBOR + 4.00%), 03/08/26 (a)	60,000	59,963
EVO Payments International LLC
2018 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 12/22/23 (a)	93,241	92,863
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (a)	169,150	163,916
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (a)	400,000	399,504
Global Tel*Link Corporation
2018 1st Lien Term Loan, 6.65%, (1M LIBOR + 4.25%), 11/29/25 (a)	148,670	141,918
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 07/27/25 (a)	86,844	86,518
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (a)	126,663	126,631
II-VI Incorporated
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 06/28/26 (a) (b)	116,250	114,434
	Shares/Par[1]	Value ($)
Infor (US), Inc.
Term Loan B6, 5.08%, (3M LIBOR + 2.75%), 02/07/22 (a)	82,339	82,075
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (a)	208,950	208,166
Lumentum Holdings
2018 1st Lien Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/08/25 (a)	96,515	95,912
MA FinanceCo., LLC
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	30,907	30,251
McAfee, LLC
2018 USD Term Loan B, 6.16%, (3M LIBOR + 3.75%), 09/29/24 (a)	18,558	18,520
2018 USD Term Loan B, 6.18%, (3M LIBOR + 3.75%), 09/30/24 (a)	176,978	176,619
MH Sub I, LLC
2017 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/09/24 (a)	152,019	149,168
MKS Instruments, Inc.
2018 Term Loan B5, 4.65%, (3M LIBOR + 2.25%), 01/18/26 (a)	44,888	44,901
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 07/13/25 (a)	89,587	85,388
NaviHealth, Inc.
2018 Term Loan B, 7.41%, (3M LIBOR + 5.00%), 08/01/25 (a) (c)	89,325	88,432
NeuStar, Inc.
2018 Term Loan B4, 5.90%, (3M LIBOR + 3.50%), 08/08/24 (a)	197,487	191,069
Nuvei Technologies Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/26 (a) (b)	45,000	44,325
ON Semiconductor Corporation
2018 1st Lien Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/31/23 (a)	80,000	78,822
Presidio, Inc.
2017 Refinanced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 (a)	1,524	1,517
2017 Refinanced Term Loan B, 5.34%, (3M LIBOR + 2.75%), 02/02/24 (a)	112,292	111,777
PSAV Holdings LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/23/25 (a)	3,061	2,971
2018 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 02/23/25 (a)	50,065	48,579
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 02/23/25 (a)	49,831	48,351
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.58%, (1M LIBOR + 3.00%), 11/03/23 (a)	165,941	152,915
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	202,863	197,930
Rocket Software, Inc.
2018 Term Loan, 6.65%, (3M LIBOR + 4.25%), 11/20/25 (a)	119,700	116,857
Seattle Spinco, Inc.
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	208,725	204,290
Sirius Computer Solutions, Inc.
Term Loan, 6.65%, (3M LIBOR + 4.25%), 10/30/22 (a)	107,337	107,740
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 05/22/26 (a) (b)	90,000	89,737
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (a)	163,263	162,733
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 0.00%, (3M LIBOR + 2.25%), 02/27/25 (a) (b)	12,368	12,312
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	77,430	77,082
SS&C Technologies Inc.
2018 Term Loan B3, 0.00%, (3M LIBOR + 2.25%), 02/27/25 (a) (b)	17,632	17,553

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	112,907	112,399
SurveyMonkey Inc.
2018 Term Loan B, 6.14%, (3M LIBOR + 3.75%), 10/10/25 (a) (c)	73,333	73,333
TriTech Software Systems
2018 Term Loan B, 6.15%, (3M LIBOR + 3.75%), 08/16/25 (a)	89,550	88,356
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (a)	204,100	197,467
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (a)	55,969	53,706
Western Digital Corporation
2018 Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 04/29/23 (a)	198,992	194,680
WEX Inc.
2017 Term Loan B2, 0.00%, 07/01/23 (a) (b)	50,000	49,509
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 05/17/26 (a)	98,735	97,765
		7,074,075
Industrials 11.5%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	24,126	24,212
Advanced Disposal Services Inc.
Term Loan B3, 4.64%, (3M LIBOR + 2.25%), 11/10/23 (a)	174,526	174,220
AI Mistral Holdco Limited
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 01/26/24 (a)	113,835	99,179
Allegiant Travel Company
Term Loan B, 7.07%, (3M LIBOR + 4.50%), 01/29/24 (a)	89,775	89,719
Altran Technologies
2018 USD Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/31/25 (a)	59,398	59,287
American Airlines, Inc.
Repriced Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/28/23 (a)	232,602	229,171
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (a)	107,519	107,318
Beacon Roofing Supply, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 2.25%), 01/02/25 (a) (b)	60,000	59,220
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (a)	76,143	73,510
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	49,068	47,371
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (a)	37,649	36,347
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (a)	125,730	125,416
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (a)	223,875	223,315
Builders FirstSource, Inc.
2017 Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (a)	34,102	33,953
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (a)	250,000	237,500
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (a)	98,791	95,334
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	44,874	45,034
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/22/25 (a)	81,825	74,460
	Shares/Par[1]	Value ($)
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 6.15%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	79,196	78,899
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (a)	59,397	57,764
EWT Holdings III Corp.
Term Loan, 5.40%, (1M LIBOR + 3.00%), 12/13/24 (a)	64,345	64,023
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (a)	167,875	167,365
Gardner Denver, Inc.
2017 USD Term Loan B, 5.15%, (1M LIBOR + 2.75%), 07/30/24 (a)	123,285	123,363
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (a)	196,962	195,574
GFL Environmental Inc.
2018 USD Term Loan B, 5.40%, (3M LIBOR + 3.00%), 05/11/25 (a)	168,347	165,461
Hamilton Holdco, LLC
2018 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 06/01/25 (a)	149,061	147,943
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 08/16/23 (a)	168,660	163,995
Hillman Group Inc. (The)
2018 Term Loan B, 6.40%, (1M LIBOR + 4.00%), 05/16/25 (a)	118,800	114,196
IBC Capital Limited
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/11/23 (a)	66,880	66,657
Janus International Group, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 02/07/25 (a) (c)	91,741	90,824
L&W, Inc.
2018 Term Loan B, 6.40%, (1M LIBOR + 4.00%), 05/18/25 (a) (c)	99,000	96,525
MX Holdings US, Inc.
2018 USD Term Loan B1C, 5.40%, (3M LIBOR + 3.00%), 06/18/25 (a)	74,249	74,064
Navistar International Corporation
2017 1st Lien Term Loan B, 5.91%, (3M LIBOR + 3.50%), 11/01/24 (a)	130,000	129,553
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (a)	177,300	175,860
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 04/18/25 (a)	99,000	97,144
Pike Corporation
2018 Term Loan B, 5.91%, (3M LIBOR + 3.50%), 03/13/25 (a)	91,855	91,905
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (a)	98,995	97,428
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	237,312	235,554
Rexnord LLC
2017 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/21/24 (a)	140,000	139,790
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 02/14/25 (a) (c)	98,750	90,850
Sabre Industries, Inc.
2019 Term Loan B, 6.89%, (3M LIBOR + 4.50%), 04/09/26 (a) (d)	95,000	94,822
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 01/26/25 (a)	89,863	84,695
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (a)	193,769	192,841

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (a)	202,524	193,129
Trans Union, LLC
Term Loan B3, 4.40%, (3M LIBOR + 2.00%), 04/09/23 (a)	154,102	153,745
TransDigm, Inc.
2018 Term Loan G, 4.83%, (3M LIBOR + 2.50%), 08/22/24 (a)	197,494	193,214
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	118,797	115,926
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (a)	98,242	95,664
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	88,849	88,109
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 02/28/24 (a)	59,417	58,080
West Corporation
Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/03/24 (a)	112,568	104,876
XPO Logistics, Inc.
2019 Term Loan B1, 4.88%, (3M LIBOR + 2.50%), 02/24/25 (a)	95,000	95,034
		5,969,438
Health Care 11.1%
Accelerated Health Systems, LLC
Term Loan B, 5.92%, (3M LIBOR + 3.50%), 11/02/25 (a)	19,900	19,925
ADMI Corp.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/06/24 (a)	149,024	146,490
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (a)	63,000	62,764
Air Methods Corporation
2017 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 04/12/24 (a)	34,878	28,178
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 10/20/23 (a) (c)	125,912	120,246
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (a)	64,345	60,613
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (a)	282,372	279,961
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (a)	225	224
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (a)	89,775	89,476
ATI Holdings Acquisition, Inc.
2016 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/10/23 (a) (b)	40,000	39,383
2016 Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 (a)	6,431	6,332
Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (a)	121,914	120,035
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (a)	150,000	150,075
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	226,840	224,940
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	167,638	166,500
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (a)	100,619	100,493
DaVita, Inc.
Term Loan B, 5.14%, (1M LIBOR + 2.75%), 06/20/21 (a)	167,792	167,478
	Shares/Par[1]	Value ($)
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 04/12/24 (a)	153,185	143,484
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (a)	13,346	11,762
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (a)	116,663	116,488
ExamWorks Group, Inc.
Term Loan, 5.65%, (1M LIBOR + 3.25%), 07/27/23 (a)	167,853	167,399
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (a)	140,282	140,282
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (a)	128,363	125,795
Global Medical Response, Inc.
2018 Term Loan B1, 5.64%, (3M LIBOR + 3.25%), 04/28/22 (a)	102,743	96,597
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (a)	127,255	126,446
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 06/21/25 (a)	94,288	92,873
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (a)	58,844	58,832
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (a)	284,916	271,992
National Mentor Holdings, Inc.
2019 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (a)	115,417	115,754
2019 Term Loan C, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (a)	7,187	7,208
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.68%, (3M LIBOR + 3.25%), 06/01/25 (a)	183,764	176,492
Parexel International Corporation
Term Loan B, 5.15%, (3M LIBOR + 2.75%), 08/06/24 (a)	187,682	179,538
Phoenix Guarantor Inc
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 02/12/26 (a)	137,222	136,502
Prestige Brands, Inc.
Term Loan B4, 0.00%, (3M LIBOR + 2.00%), 01/20/24 (a) (b)	35,000	34,807
Term Loan B4, 4.40%, (3M LIBOR + 2.00%), 01/20/24 (a)	88,643	88,155
Prospect Medical Holdings, Inc.
2018 Term Loan B, 7.94%, (3M LIBOR + 5.50%), 02/12/24 (a)	71,364	67,141
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (a) (b)	10,000	9,969
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (a)	46,590	46,445
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	30,622	30,527
RadNet, Inc.
Reprice Term Loan, 6.11%, (3M LIBOR + 3.50%), 06/30/23 (a)	70,252	70,252
Reprice Term Loan, 8.00%, (3M PRIME + 2.50%), 06/30/23 (a)	1,018	1,018
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (a)	165,748	164,652
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (a)	418	415
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (a)	153,852	152,988
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (a)	136,125	135,785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.66%, (3M LIBOR + 3.25%), 06/18/24 (a)	167,864	161,709
Team Health Holdings, Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 01/12/24 (a)	187,624	165,813
Tivity Health Inc
Term Loan A, 6.65%, (3M LIBOR + 4.25%), 03/08/24 (a)	26,250	26,053
Term Loan B, 7.65%, (3M LIBOR + 5.25%), 03/08/26 (a)	28,690	28,654
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (a) (b)	50,000	48,875
Term Loan, 5.40%, (3M LIBOR + 3.00%), 06/16/24 (a)	148,235	144,900
U.S. Renal Care, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/11/26 (a) (b)	60,000	58,810
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (a)	234,649	234,504
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (a)	188,575	188,458
Vizient, Inc.
2019 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/17/26 (a)	39,900	39,829
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.90%, (3M LIBOR + 5.50%), 09/25/25 (a)	99,500	97,759
		5,748,075
Financials 10.7%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (a)	242,725	241,310
Advisor Group, Inc.
2018 Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/13/25 (a)	109,175	109,039
AlixPartners, LLP
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/28/24 (a)	101,607	101,255
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 05/07/25 (a)	118,651	115,104
Altice Financing SA
2017 USD Term Loan B, 5.14%, (3M LIBOR + 2.75%), 07/31/25 (a)	104,203	98,634
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (a)	228,850	223,701
AmWINS Group, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/19/24 (a)	76,137	75,534
2017 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 01/19/24 (a)	22,597	22,418
Aretec Group, Inc.
2018 Term Loan, 6.65%, (3M LIBOR + 4.25%), 08/15/25 (a)	83,580	81,386
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (a)	192,422	190,257
Asurion LLC
2017 Term Loan B4, 5.40%, (3M LIBOR + 3.00%), 08/04/22 (a)	177,526	177,018
BCP Renaissance Parent LLC
2017 Term Loan B, 6.08%, (3M LIBOR + 3.50%), 09/20/24 (a)	198,000	197,293
Belron Finance US LLC
2018 Term Loan B, 5.04%, (3M LIBOR + 2.50%), 11/19/25 (a)	94,763	94,644
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (a)	24,599	24,624
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (a)	78,351	77,802
	Shares/Par[1]	Value ($)
Crown Finance US, Inc.
Term Loan, 4.65%, (3M LIBOR + 2.25%), 02/05/25 (a)	207,919	204,345
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (a)	88,974	86,098
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (a)	92,038	91,659
Encapsys, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/27/24 (a)	48,586	48,323
Garrett LX III S.a r.l.
2018 USD Term Loan B, 4.82%, (3M LIBOR + 2.50%), 09/22/25 (a)	124,437	122,103
Hub International Limited
2018 Term Loan B, 5.59%, (3M LIBOR + 3.00%), 04/25/25 (a)	108,627	105,824
Ineos US Finance LLC
2017 USD Term Loan B, 4.40%, (3M LIBOR + 2.00%), 03/31/24 (a)	167,870	165,486
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (a)	125,964	121,848
iStar, Inc.
2016 Term Loan B, 5.13%, (3M LIBOR + 2.75%), 06/30/20 (a)	75,000	74,812
2016 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 06/30/20 (a)	73,875	73,690
Jane Street Group, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 08/25/22 (a)	146,991	145,950
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (a)	340,000	337,110
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 09/23/24 (a)	168,291	167,713
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (a)	59,398	58,557
NFP Corp.
Term Loan B, 5.40%, (3M LIBOR + 3.00%), 01/06/24 (a)	167,848	162,996
PMHC II, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 03/20/25 (a)	19,216	17,422
2018 1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (a)	14,600	13,237
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (a)	208,950	205,778
SolarWinds Holdings, Inc.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/06/24 (a)	167,870	166,936
Solera, LLC
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (a)	168,261	166,947
Telenet Financing USD LLC
USD Term Loan AN, 4.64%, (3M LIBOR + 2.25%), 08/31/26 (a)	170,000	168,057
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (a)	96,095	93,963
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.54%, (3M LIBOR + 5.00%), 03/18/26 (a)	90,000	84,473
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (a)	128,123	127,779
Unitymedia Finance LLC
2018 Term Loan E, 4.39%, (3M LIBOR + 2.00%), 05/24/23 (a)	100,000	99,716
Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/30/25 (a)	85,000	84,717
UPC Financing Partnership
USD Term Loan AR, 4.89%, (3M LIBOR + 2.50%), 01/15/26 (a)	170,000	169,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Ventia Deco LLC
2019 Term Loan, 0.00%, 05/21/26 (a) (b)	47,500	47,411
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.94%, (3M LIBOR + 4.50%), 01/27/23 (a)	38,626	35,077
USD Repriced Term Loan B, 7.10%, (3M LIBOR + 4.50%), 01/27/23 (a)	10,868	9,870
VFH Parent LLC
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (a)	145,000	145,181
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (a) (b)	90,000	90,038
		5,522,888
Materials 9.8%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 10/31/23 (a)	178,231	175,483
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (a)	76,478	76,764
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 7.02%, (3M LIBOR + 4.50%), 07/25/25 (a)	99,250	97,637
Berry Global, Inc.
2018 Term Loan S, 4.16%, (3M LIBOR + 1.75%), 02/02/20 (a)	73,125	73,020
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (a) (b)	54,094	53,694
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (a)	211,461	203,971
Charter NEX US, Inc.
Incremental Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/16/24 (a)	69,667	69,353
Composite Resins Holding B.V.
2018 Term Loan B, 6.82%, (3M LIBOR + 4.25%), 06/27/25 (a) (c)	64,512	63,705
Consolidated Container Company LLC
2017 1st Lien Term Loan, 5.15%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	128,371	126,093
Emerald Performance Materials, LLC
New 1st Lien Term Loan, 5.90%, (1M LIBOR + 3.50%), 07/23/21 (a)	49,413	49,187
Ferro Corporation
2018 USD Term Loan B1, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	59,848	59,325
2018 USD Term Loan B2, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	47,832	47,414
2018 USD Term Loan B3, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	46,815	46,405
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.00%), 12/15/23 (a)	166,821	158,271
Gemini HDPE LLC
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 08/04/24 (a) (b)	100,000	99,625
GYP Holdings III Corp.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 05/15/25 (a)	128,962	125,442
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (a)	106,000	105,934
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (a) (b)	126,587	126,429
Houghton International, Inc.
USD Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/13/19 (a) (b)	50,000	49,875
USD Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/13/19 (a)	59,365	59,217
Invictus U.S., LLC
1st Lien Term Loan, 5.52%, (3M LIBOR + 3.00%), 02/14/25 (a)	21,190	20,951
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (a)	197,487	174,480
	Shares/Par[1]	Value ($)
Kraton Polymers, LLC
Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/03/25 (a)	148,513	147,919
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/25 (a)	119,100	112,476
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (a)	121,000	119,261
Momentive Performance Materials Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/18/24 (a)	76,000	75,240
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (a) (c)	49,499	49,437
Onex TSG Intermediate Corp.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 07/31/22 (a)	50,000	49,750
Perstorp Holding AB
USD Term Loan B, 7.27%, (3M LIBOR + 4.75%), 04/03/26 (a)	94,763	92,867
Platform Specialty Products Corporation
Term Loan, 4.65%, (3M LIBOR + 2.25%), 11/14/25 (a)	79,600	79,277
PMHC II, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 03/20/25 (a) (b)	40,000	36,267
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (a)	15,684	14,220
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (a)	4,657	4,593
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (a)	174,669	172,267
Polymer Additives, Inc.
2018 1st Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 07/25/25 (a)	99,500	94,525
PQ Corporation
2018 Term Loan B, 5.08%, (3M LIBOR + 2.50%), 02/08/25 (a)	155,697	154,896
Pro Mach Group, Inc.
2018 Term Loan B, 5.14%, (3M LIBOR + 2.75%), 03/07/25 (a)	128,700	123,767
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.88%, (3M LIBOR + 3.50%), 11/18/23 (a)	75,281	72,129
2016 1st Lien Term Loan, 6.02%, (3M LIBOR + 3.50%), 11/18/23 (a)	45,389	43,489
2016 1st Lien Term Loan, 6.07%, (3M LIBOR + 3.50%), 11/18/23 (a)	52,123	49,941
2016 1st Lien Term Loan, 6.08%, (3M LIBOR + 3.50%), 11/18/23 (a)	34,116	32,688
2016 1st Lien Term Loan, 8.00%, (3M LIBOR + 3.50%), 11/18/23 (a)	532	510
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 11/03/23 (a)	205,000	201,185
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (a)	130,783	129,696
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (a)	61,875	61,024
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (a)	156	154
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (a)	192,000	188,721
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 6.14%, (3M LIBOR + 3.75%), 11/29/23 (a)	17,462	17,161
2016 1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 11/29/23 (a)	196,327	192,941
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.65%, (3M LIBOR + 3.25%), 10/05/24 (a)	49,373	46,627

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (3M LIBOR + 2.00%), 09/06/24 (a)	98,744	97,551
Tronox Finance LLC
Term Loan B, 5.44%, (3M LIBOR + 3.00%), 09/11/24 (a)	187,315	185,275
Univar Inc.
2017 USD Term Loan B, 4.65%, (3M LIBOR + 2.25%), 07/01/24 (a)	198,632	197,949
Wilsonart LLC
2017 Term Loan B, 5.58%, (3M LIBOR + 3.25%), 12/19/23 (a)	158,135	154,221
		5,060,299
Communication Services 6.7%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (a)	167,858	167,354
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (a)	168,570	164,450
Cincinnati Bell, Inc.
Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/02/24 (a)	99,250	98,485
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.65%, (1M LIBOR + 2.25%), 08/11/24 (a)	198,000	195,913
Consolidated Communications, Inc.
2016 Term Loan B, 5.41%, (1M LIBOR + 3.00%), 09/29/23 (a)	173,167	165,347
Entercom Media Corp.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 11/18/24 (a)	139,789	139,498
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (a)	84,017	82,267
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (a) (b)	30,000	29,728
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (a)	98,399	97,508
Gray Television, Inc.
2018 Term Loan C, 0.00%, (3M LIBOR + 2.50%), 10/30/25 (a) (b)	60,000	59,910
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (a)	94,650	94,508
Hargray Communications Group, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/23/24 (a) (b)	60,000	59,588
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/23/24 (a)	49,873	49,530
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (a)	19,726	19,745
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (a)	105,000	103,819
Maxar Technologies Ltd.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 07/07/24 (a)	142,873	128,764
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/27/24 (a)	99,249	98,504
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/17/24 (a) (b)	55,000	54,587
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (b)	141,741	141,210
SBA Senior Finance II LLC
2018 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 03/26/25 (a)	174,559	172,238
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (a)	100,039	92,453
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (a)	335,707	330,252
2018 Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (a)	69,650	68,932
	Shares/Par[1]	Value ($)
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	186,881	184,623
Tribune Media Company
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (a)	125,000	124,714
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/15/23 (a) (c) (d)	73,395	69,726
2016 1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (a) (c) (d)	13	12
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (a)	210,000	209,091
Windstream Holdings Inc.
DIP Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/08/21 (a)	55,000	55,000
Ziggo Secured Finance Partnership
USD Term Loan E, 4.89%, (3M LIBOR + 2.50%), 04/15/25 (a)	200,000	195,772
		3,453,528
Consumer Staples 4.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (a)	69,650	69,585
Albertsons, LLC
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (a)	158,384	158,146
American Seafoods Group LLC
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 07/27/23 (a)	1,494	1,487
2017 1st Lien Term Loan, 5.18%, (3M LIBOR + 2.75%), 07/27/23 (a)	97,465	97,039
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (a)	255,620	255,646
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (a)	99,748	98,813
Coty Inc.
2018 USD Term Loan B, 4.67%, (3M LIBOR + 2.25%), 03/29/25 (a)	168,300	164,092
Del Monte Foods, Inc.
1st Lien Term Loan, 5.77%, (6M LIBOR + 3.25%), 01/26/21 (a)	34,543	24,257
1st Lien Term Loan, 7.75%, (6M PRIME + 2.25%), 01/26/21 (a)	91	64
Diamond (BC) B.V.
Term Loan, 5.58%, (1M LIBOR + 3.00%), 07/24/24 (a)	84,146	73,838
Dole Food Company Inc.
2017 Term Loan B, 5.15%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,330	51,038
2017 Term Loan B, 5.19%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,330	51,038
2017 Term Loan B, 5.29%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,766	51,463
2017 Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (a)	76	74
Hearthside Food Solutions, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.69%), 05/17/25 (a) (b)	30,000	29,255
2018 Term Loan B, 6.09%, (3M LIBOR + 3.69%), 05/17/25 (a)	168,300	164,123
Hostess Brands, LLC
Term Loan, 4.69%, (3M LIBOR + 2.25%), 08/03/23 (a)	50,951	50,579
2017 Repriced Term Loan, 4.83%, (3M LIBOR + 2.25%), 08/03/23 (a)	73,733	73,195
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (a)	156,448	156,057
Portillo's Holdings, LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (a)	88,629	88,518
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.40%, (3M LIBOR + 2.00%), 05/24/24 (a)	129,973	129,250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.60%, (3M LIBOR + 3.00%), 03/07/25 (a)	99,250	97,927
United Natural Foods, Inc.
Term Loan B, 6.65%, (3M LIBOR + 4.25%), 10/22/25 (a)	183,080	152,963
US Foods, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/27/23 (a)	217,709	216,052
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 11/14/24 (a)	129,220	127,766
Verra Mobility Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 02/23/25 (a)	136,338	136,622
		2,518,887
Energy 2.1%
Arctic LNG Carriers Ltd
Term Loan, 6.83%, (3M LIBOR + 4.50%), 04/21/23 (a) (c)	89,269	87,483
EG America LLC
2018 USD Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	23,188	22,772
Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	174,313	171,190
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (a) (c)	41,008	37,522
Equitrans Midstream Corporation
Term Loan B, 6.90%, (3M LIBOR + 4.50%), 12/13/23 (a)	103,740	104,194
HFOTCO LLC
2018 Term Loan B, 5.16%, (3M LIBOR + 2.75%), 06/19/25 (a)	94,199	94,081
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (a)	90,000	89,437
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/31/24 (a)	98,747	96,031
Natgasoline LLC
Term Loan B, 5.94%, (3M LIBOR + 3.50%), 10/31/25 (a)	94,525	94,289
Summit Midstream Partners Holdings, LLC
Term Loan B, 8.40%, (3M LIBOR + 6.00%), 05/15/22 (a)	30,866	30,403
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (a)	68,080	67,953
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (a)	198,500	195,947
		1,091,302
Utilities 1.5%
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (a)	157,739	156,796
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (a)	170,000	169,655
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/05/25 (a)	119,400	119,027
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (a)	127,500	127,819
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (a)	133,342	133,126
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (a)	52,159	52,074
		758,497
Real Estate 1.0%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.91%, (1M LIBOR + 2.50%), 03/21/24 (a)	93,513	92,210
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (a)	123,522	123,600
	Shares/Par[1]	Value ($)
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (a)	173,531	172,311
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (a)	155,000	153,062
		541,183
Total Senior Loan Interests (cost $49,204,983)		48,283,043
CORPORATE BONDS AND NOTES 3.1%
Energy 0.6%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26 (e)	54,000	56,975
Continental Resources, Inc.
4.50%, 04/15/23	30,000	31,522
Enlink Midstream, LLC
5.38%, 06/01/29	65,000	66,708
Everest Acquisition, LLC
7.75%, 05/15/26 (e)	60,000	53,591
Regency Energy Partners LP
5.88%, 03/01/22	30,000	32,157
Transocean Proteus Limited
6.25%, 12/01/24 (e)	63,000	65,146
		306,099
Financials 0.4%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (e)	58,000	60,131
Diamond Finance International Limited
7.13%, 06/15/24 (e)	30,000	31,666
Icahn Enterprises L.P.
6.25%, 05/15/26 (e) (f)	31,000	31,325
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (e)	10,000	9,942
Level 3 Financing, Inc.
5.38%, 01/15/24	30,000	30,630
Springleaf Finance Corporation
7.13%, 03/15/26	65,000	70,949
		234,643
Health Care 0.4%
Bausch Health Companies Inc.
6.13%, 04/15/25 (e)	13,000	13,260
5.50%, 11/01/25 (e)	21,000	21,886
8.50%, 01/31/27 (e)	67,000	73,763
5.75%, 08/15/27 (e)	8,000	8,405
Community Health Systems, Inc.
8.63%, 01/15/24 (e)	30,000	30,072
Tenet Healthcare Corporation
6.75%, 06/15/23	36,000	36,192
5.13%, 05/01/25	30,000	30,300
		213,878
Materials 0.4%
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (e) (f)	57,000	59,018
FXI Holdings, Inc.
7.88%, 11/01/24 (e)	66,000	61,488
Koppers Inc.
6.00%, 02/15/25 (e)	30,000	28,187
Olin Corporation
5.13%, 09/15/27	39,000	40,028
5.00%, 02/01/30	17,000	16,843
		205,564
Communication Services 0.4%
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (f)	50,000	44,708
Iheartcommunications, Inc.
6.38%, 05/01/26	4,509	4,784
8.38%, 05/01/27	8,172	8,553
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (e)	30,000	30,861
Nexstar Escrow Inc.
5.63%, 07/15/27 (e)	8,000	8,200
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	65,000	66,645

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Sprint Corporation
7.13%, 06/15/24	30,000	31,828
		195,579
Industrials 0.3%
Aircastle Limited
5.00%, 04/01/23	30,000	31,591
Ashtead Capital, Inc.
5.25%, 08/01/26 (e)	93,000	97,378
Bombardier Inc.
7.88%, 04/15/27 (e)	27,000	27,031
		156,000
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (e)	65,000	70,263
JBS Investments GmbH
7.25%, 04/03/24 (e)	30,000	31,166
		101,429
Utilities 0.2%
Calpine Corporation
5.25%, 06/01/26 (e)	50,000	50,901
The AES Corporation
5.50%, 04/15/25	30,000	31,207
		82,108
Consumer Discretionary 0.1%
Eldorado Resorts, Inc.
6.00%, 09/15/26	10,000	10,916
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (e) (f)	54,000	52,828
		63,744
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (e) (g)	50,000	52,622
Total Corporate Bonds And Notes (cost $1,587,263)		1,611,666
WARRANTS 0.1%
iHeartMedia, Inc. (d) (h) (i)	703	10,580
Total Warrants (cost $13,203)		10,580
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	1,875	8,850
iHeartMedia, Inc. - Class A (d) (h)	94	1,415
Total Common Stocks (cost $11,100)		10,265
SHORT TERM INVESTMENTS 5.5%
Investment Companies 5.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (j)	2,683,316	2,683,316
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (j)	162,943	162,943
Total Short Term Investments (cost $2,846,259)		2,846,259
Total Investments 101.9% (cost $53,662,808)		52,761,813
Other Derivative Instruments (0.0)%		(95)
Other Assets and Liabilities, Net (1.9)%		(960,970)
Total Net Assets 100.0%		51,800,748

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,092,750 and 2.1% of the fund.

(f) All or a portion of the security was on loan as of June 30, 2019.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	25,574	(470)
PG&E Corp. – DIP Delayed Draw Term Loan	42,288	319
	67,862	(151)

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(1)	September 2019	(126,983)	(64)	(986)
United States 10 Year Ultra Bond	(1)	September 2019	(135,473)	(31)	(2,652)
United States 5 Year Note	(4)	October 2019	(467,414)	—	(5,211)
				(95)	(8,849)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 86.9%
Communication Services 17.6%
Altice France
7.38%, 05/01/26 (a)	320,000	328,002
Altice Luxembourg Fr SA
8.13%, 02/01/27 (a)	200,000	210,043
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (b)	169,000	151,115
CB Escrow Corp.
8.00%, 10/15/25 (a)	267,000	229,007
CCO Holdings, LLC
5.88%, 05/01/27 (a)	420,000	443,296
5.00%, 02/01/28 (a)	167,000	170,459
5.38%, 06/01/29 (a)	371,000	383,118
CenturyLink, Inc.
6.75%, 12/01/23 (b)	125,000	135,072
5.63%, 04/01/25 (b)	125,000	127,265
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	126,000	136,710
Consolidated Communications, Inc.
6.50%, 10/01/22	175,000	163,410
CSC Holdings, LLC
5.50%, 04/15/27 (a)	250,000	262,549
7.50%, 04/01/28 (a)	500,000	550,141
DISH DBS Corporation
5.13%, 05/01/20	150,000	150,882
5.00%, 03/15/23	175,000	168,030
Frontier Communications Corporation
10.50%, 09/15/22	35,000	23,703
11.00%, 09/15/25	115,000	71,660
8.50%, 04/01/26 (a)	100,000	97,093
9.00%, 08/15/31	50,000	28,398
Gannett Co., Inc.
5.50%, 09/15/24 (a)	125,000	128,515
Hughes Satellite Systems Corporation
6.63%, 08/01/26	250,000	262,552
Iheartcommunications, Inc.
6.38%, 05/01/26	18,565	19,697
8.38%, 05/01/27	158,651	166,050
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	260,000	257,459
9.75%, 07/15/25 (a)	290,000	296,796
Level 3 Parent, LLC
5.75%, 12/01/22	167,000	168,510
Liberty Media Corporation
8.25%, 02/01/30	100,000	99,750
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	235,000	241,742
5.63%, 03/15/26 (a)	57,000	59,857
MDC Partners Inc.
6.50%, 05/01/24 (a)	220,000	202,053
Netflix, Inc.
5.75%, 03/01/24	167,000	180,813
5.88%, 11/15/28	150,000	166,206
6.38%, 05/15/29 (a)	76,000	86,316
5.38%, 11/15/29 (a)	36,000	38,289
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	47,000	48,176
Qwest Corporation
6.88%, 09/15/33	75,000	74,715
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	125,000	121,389
Sinclair Television Group, Inc.
5.88%, 03/15/26 (a)	250,000	255,662
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	37,000	37,847
5.38%, 07/15/26 (a)	425,000	440,987
5.50%, 07/01/29 (a)	71,000	72,797
Sprint Capital Corporation
6.88%, 11/15/28	200,000	207,185
Sprint Communications, Inc.
6.00%, 11/15/22	167,000	174,099
	Shares/Par[1]	Value ($)
Sprint Corporation
7.13%, 06/15/24	500,000	530,469
Telecom Italia Capital, Societe Anonyme
6.00%, 09/30/34	109,000	110,688
Telesat Canada
8.88%, 11/15/24 (a)	186,000	201,753
T-Mobile USA, Inc.
6.50%, 01/15/24 (c)	167,000	173,004
5.13%, 04/15/25	167,000	173,948
4.75%, 02/01/28	62,000	64,077
Windstream Services, LLC
0.00%, 10/31/25 (c) (d) (e) (f)	150,000	153,726
Zayo Group, LLC
6.00%, 04/01/23	304,000	311,560
		9,356,640
Financials 13.2%
Acrisure, LLC
7.00%, 11/15/25 (a)	115,000	104,168
Ally Financial Inc.
4.63%, 05/19/22	167,000	174,051
3.88%, 05/21/24	195,000	199,767
5.75%, 11/20/25	71,000	78,699
Altice Financing S.A.
6.63%, 02/15/23 (a)	104,000	106,574
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	267,000	276,811
CIT Group Inc.
4.75%, 02/16/24	125,000	132,807
5.25%, 03/07/25	19,000	20,832
6.13%, 03/09/28	20,000	22,832
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (g)	118,000	122,208
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	97,405
8.25%, 03/01/27 (a)	160,000	163,355
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (g)	250,000	259,375
Diamond Finance International Limited
5.88%, 06/15/21 (a)	142,000	144,257
7.13%, 06/15/24 (a)	224,000	236,436
6.02%, 06/15/26 (a)	264,000	291,170
Eagle Holding Company II, LLC
7.75%, 05/15/22 (a) (h)	78,000	79,041
Glencore Funding LLC
4.88%, 03/12/29 (a)	75,000	78,961
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (g) (i)	125,000	129,531
Icahn Enterprises L.P.
6.38%, 12/15/25	139,000	142,079
6.25%, 05/15/26 (a)	269,000	271,819
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	35,916
6.50%, 06/01/26 (a)	125,000	131,691
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (a)	115,000	101,745
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	167,000	179,107
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	77,545
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	222,000	224,497
Level 3 Financing, Inc.
5.38%, 01/15/24	167,000	170,505
5.25%, 03/15/26	267,000	276,697
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (a)	150,000	154,326
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (g)	122,000	124,682
7.50%, (callable at 100 beginning 09/27/25) (g)	162,000	170,022
Navient Corporation
7.25%, 09/25/23	140,000	149,540

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
5.88%, 10/25/24	82,000	82,897
Nexstar Escrow Corporation
5.63%, 08/01/24 (a)	250,000	258,825
Nordic Aviation Capital DAC
5.83%, 03/14/26 (c) (j)	125,000	132,871
Rassman, Joel H.
4.88%, 03/15/27	105,000	110,293
Resideo Funding Inc.
6.13%, 11/01/26 (a)	44,000	45,697
Springleaf Finance Corporation
6.13%, 03/15/24	88,000	94,600
7.13%, 03/15/26	287,000	313,266
6.63%, 01/15/28	38,000	39,895
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (a)	200,000	202,250
USA Compression Finance Corp.
6.88%, 04/01/26	79,000	83,606
6.88%, 09/01/27 (a)	242,000	254,020
Vertiv Intermediate Holding Corporation
13.00%, 02/15/22 (a) (h)	283,000	273,171
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	200,000	200,808
		7,020,650
Consumer Discretionary 13.1%
Adient US LLC
7.00%, 05/15/26 (a)	132,000	135,808
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	71,000	72,065
9.75%, 07/15/27 (a)	79,000	78,704
Altice S.A.
7.63%, 02/15/25 (a)	200,000	188,307
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	65,000	60,153
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (b)	169,000	168,546
Aramark Services, Inc.
4.75%, 06/01/26	152,000	154,387
5.00%, 02/01/28 (a)	39,000	40,109
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	72,207
5.88%, 10/15/27	80,000	69,501
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	136,000	136,692
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	125,000	125,015
Delphi Technologies PLC
5.00%, 10/01/25 (a)	162,000	144,181
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	94,000	99,341
GLP Financing, LLC
5.38%, 04/15/26	126,000	136,399
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	170,000	172,692
5.13%, 05/01/26	178,000	185,593
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	21,000	21,493
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (a) (h)	200,000	201,000
J. C. Penney Company, Inc.
5.88%, 07/01/23 (a)	125,000	104,824
KB Home
7.63%, 05/15/23	201,000	225,171
KFC Holding Co.
5.00%, 06/01/24 (a)	12,000	12,391
5.25%, 06/01/26 (a)	44,000	46,177
4.75%, 06/01/27 (a)	140,000	143,770
L Brands, Inc.
7.50%, 06/15/29	130,000	129,954
Lennar Corporation
4.75%, 11/29/27	148,000	155,714
M/I Homes, Inc.
6.75%, 01/15/21	267,000	271,517
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	180,000	193,050
	Shares/Par[1]	Value ($)
MGM China Holdings Limited
5.88%, 05/15/26 (a)	72,000	74,011
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	186,000	181,965
National Football League
3.96%, 10/05/28 (c) (j)	200,000	212,221
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (a)	126,000	127,097
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	150,000	154,516
8.75%, 10/01/25 (a)	100,000	105,016
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	132,000	135,945
Party City Holdings Inc.
6.63%, 08/01/26 (a) (b)	125,000	121,277
PetSmart, Inc.
5.88%, 06/01/25 (a)	269,000	260,906
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	250,000	252,185
Sally Holdings, LLC
5.63%, 12/01/25 (b)	150,000	147,053
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	346,000	349,375
8.25%, 03/15/26 (a)	125,000	131,006
Sotheby's, Inc.
4.88%, 12/15/25 (a)	100,000	101,663
Staples, Inc.
7.50%, 04/15/26 (a)	123,000	122,118
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	85,000	89,888
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	172,000	175,058
The Men's Wearhouse, Inc.
7.00%, 07/01/22	155,000	151,049
Viking Cruises Limited
5.88%, 09/15/27 (a)	160,000	161,963
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	125,000	126,608
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	119,000	123,774
Wyndham Destinations, Inc.
5.40%, 04/01/24 (k)	100,000	104,684
5.75%, 04/01/27 (l)	35,000	36,532
		6,990,671
Energy 11.4%
Antero Midstream Partners LP
5.38%, 09/15/24	100,000	100,207
5.75%, 03/01/27 - 01/15/28 (a)	178,000	177,428
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	195,000	178,403
Brazos Valley Longhorn, L.L.C.
6.88%, 02/01/25	213,000	202,927
Bruin E&P Partners, LLC
8.88%, 08/01/23 (a)	186,000	157,749
Callon Petroleum Company
6.38%, 07/01/26	125,000	126,148
Chaparral Energy, Inc.
8.75%, 07/15/23 (a) (b)	165,000	100,866
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	235,000	261,642
5.13%, 06/30/27	194,000	210,823
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	233,000	240,787
5.63%, 10/01/26 (a)	134,000	141,383
Chesapeake Energy Corporation
8.00%, 01/15/25 (b)	182,000	167,908
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	108,000	102,871
Continental Resources, Inc.
4.50%, 04/15/23	200,000	210,146
Diamondback Energy, Inc.
4.75%, 11/01/24 (a)	75,000	77,012
5.38%, 05/31/25	100,000	105,226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Energy Transfer LP
5.25%, 04/15/29	94,000	104,982
Enlink Midstream, LLC
4.85%, 07/15/26	86,000	86,941
5.38%, 06/01/29	231,000	237,070
Ensco Rowan PLC
5.20%, 03/15/25 (b)	167,000	122,642
EQM Midstream Partners, LP
4.13%, 12/01/26	98,000	94,488
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	115,000	77,059
7.75%, 05/15/26 (a)	32,000	28,582
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	84,000	72,745
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	91,000	93,849
Murphy Oil USA, Inc.
5.75%, 08/15/25	76,000	78,850
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	117,000	109,415
5.75%, 02/01/25	75,000	66,495
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	100,000	105,750
Noble Corporation
7.88%, 02/01/26 (a)	200,000	172,046
Parsley Energy, LLC
5.25%, 08/15/25 (a)	150,000	152,449
PBF Logistics LP
6.88%, 05/15/23	200,000	206,119
Precision Drilling Corporation
5.25%, 11/15/24	100,000	92,696
7.13%, 01/15/26 (a)	167,000	162,304
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	160,000	167,875
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (a)	204,000	189,207
Southwestern Energy Company
7.50%, 04/01/26	100,000	94,846
SRC Energy Inc.
6.25%, 12/01/25	72,000	65,534
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (g)	42,000	37,926
Targa Resource Corporation
5.88%, 04/15/26	165,000	175,507
Transocean Inc
7.50%, 01/15/26 (a)	264,000	252,157
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	69,000	73,009
Transocean Proteus Limited
6.25%, 12/01/24 (a)	135,000	139,598
Whiting Petroleum Corporation
6.25%, 04/01/23	192,000	191,594
WPX Energy, Inc.
5.75%, 06/01/26	47,000	48,685
		6,061,946
Health Care 11.0%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	200,000	203,995
5.50%, 11/01/25 (a)	154,000	160,496
8.50%, 01/31/27 (a)	548,000	603,317
5.75%, 08/15/27 (a)	81,000	85,096
7.00%, 01/15/28 (a)	24,000	24,865
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,247
Centene Corporation
4.75%, 05/15/22	76,000	77,805
6.13%, 02/15/24	142,000	148,751
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	281,000	295,783
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	100,000	100,239
8.00%, 03/15/26 (a)	125,000	120,036
HCA Inc.
5.00%, 03/15/24	119,000	129,589
	Shares/Par[1]	Value ($)
5.25%, 06/15/26	325,000	359,900
5.38%, 09/01/26	62,000	66,795
4.50%, 02/15/27	267,000	284,235
5.63%, 09/01/28	220,000	237,866
5.88%, 02/01/29	34,000	37,201
5.13%, 06/15/39	54,000	56,100
Hologic, Inc.
4.38%, 10/15/25 (a)	104,000	105,399
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	200,000	209,448
Mednax, Inc.
6.25%, 01/15/27 (a)	252,000	247,905
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	149,000	139,582
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (a)	62,000	64,474
Mylan Inc
4.55%, 04/15/28 (b)	78,000	77,118
5.20%, 04/15/48	43,000	39,889
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (a)	333,000	321,376
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	247,000	242,546
Polaris Intermediate School
8.50%, 12/01/22 (a) (h)	75,000	66,215
Tenet Healthcare Corporation
4.50%, 04/01/21	160,000	162,800
8.13%, 04/01/22	204,000	214,208
6.75%, 06/15/23	296,000	297,581
6.25%, 02/01/27 (a)	118,000	121,540
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a) (b)	161,000	121,763
WellCare Health Plans, Inc.
5.25%, 04/01/25	339,000	353,931
5.38%, 08/15/26 (a)	48,000	50,946
		5,844,037
Industrials 6.5%
ACCO Brands Corporation
5.25%, 12/15/24 (a)	120,000	121,462
Advanced Disposal Services, Inc.
5.63%, 11/15/24 (a)	167,000	174,786
Aircastle Limited
4.13%, 05/01/24	207,000	212,535
4.25%, 06/15/26	130,000	131,219
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,335
5.25%, 08/01/26 (a)	214,000	224,074
4.38%, 08/15/27 (a)	75,000	75,094
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	150,000	160,033
Bombardier Inc.
5.75%, 03/15/22 (a)	171,000	173,701
7.50%, 03/15/25 (a)	151,000	151,591
7.88%, 04/15/27 (a)	80,000	80,092
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	100,000	103,863
5.50%, 10/15/24 (a)	200,000	191,188
Navistar International Corporation
6.63%, 11/01/25 (a)	184,000	192,699
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	170,000	175,801
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a)	51,000	53,552
Sensata Technologies B.V.
5.00%, 10/01/25 (a)	125,000	130,431
Standard Industries Inc.
4.75%, 01/15/28 (a)	170,000	168,725
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	100,000	103,014
TransDigm Inc.
6.50%, 05/15/25	100,000	101,192
6.25%, 03/15/26 (a)	195,000	204,320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
United Rentals (North America), Inc.
4.88%, 01/15/28	467,000	476,340
		3,439,047
Materials 5.5%
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	128,000	130,720
5.63%, 07/15/27 (a)	89,000	92,515
Berry Global, Inc.
5.13%, 07/15/23	125,000	127,805
4.50%, 02/15/26 (a)	53,000	52,292
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	250,000	259,665
CF Industries, Inc.
5.38%, 03/15/44	50,000	46,945
Crown Americas LLC
4.25%, 09/30/26	160,000	163,205
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	179,000	183,476
5.13%, 03/15/23 - 05/15/24 (a) (b)	315,000	326,122
Freeport-McMoRan Inc.
4.55%, 11/14/24	175,000	178,970
5.40%, 11/14/34	217,000	207,343
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	188,000	175,149
Koppers Inc.
6.00%, 02/15/25 (a)	70,000	65,770
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	108,000	104,201
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	128,000	132,839
5.25%, 06/01/27 (a)	76,000	80,937
Olin Corporation
5.13%, 09/15/27	136,000	139,586
5.00%, 02/01/30	99,000	98,083
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	221,000	225,175
The Chemours Company
5.38%, 05/15/27	33,000	31,604
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	125,000	120,249
		2,942,651
Consumer Staples 3.4%
Albertsons Companies, Inc.
6.63%, 06/15/24	125,000	129,489
5.75%, 03/15/25	50,000	50,370
BAT Capital Corp.
3.56%, 08/15/27	150,000	149,280
4.54%, 08/15/47	101,000	94,067
Cott Holdings Inc.
5.50%, 04/01/25 (a)	161,000	164,038
Coty Inc.
6.50%, 04/15/26 (a) (b)	125,000	121,635
Energizer Holdings, Inc.
7.75%, 01/15/27 (a)	113,000	122,150
JBS Investments GmbH
7.25%, 04/03/24 (a)	242,000	251,409
JBS USA LUX SA
6.50%, 04/15/29 (a)	96,000	104,275
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	234,000	207,093
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	60,000	60,931
5.88%, 09/30/27 (a)	40,000	41,368
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	145,895
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	125,000	116,002
Spectrum Brands, Inc.
5.75%, 07/15/25	49,000	50,914
		1,808,916
Utilities 1.9%
Calpine Corporation
5.75%, 01/15/25	75,000	74,441
5.25%, 06/01/26 (a)	336,000	342,054
	Shares/Par[1]	Value ($)
The AES Corporation
5.50%, 04/15/25	369,000	383,849
5.13%, 09/01/27	200,000	211,019
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	29,000	29,998
		1,041,361
Information Technology 1.9%
Broadcom Inc.
4.25%, 04/15/26 (a)	175,000	178,710
First Data Corporation
5.00%, 01/15/24 (a)	233,000	238,745
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	88,000	88,176
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (a)	132,000	135,872
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	244,000	242,233
Western Digital Corporation
4.75%, 02/15/26	113,000	111,141
		994,877
Real Estate 1.4%
Equinix, Inc.
5.38%, 05/15/27	280,000	300,535
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	281,000	288,041
PulteGroup, Inc.
5.00%, 01/15/27	165,000	173,083
		761,659
Total Corporate Bonds And Notes (cost $45,177,688)		46,262,455
SENIOR LOAN INTERESTS 5.8%
Health Care 1.1%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (m)	245,625	231,379
2017 2nd Lien Term Loan, 10.19%, (3M LIBOR + 7.75%), 08/09/25 (m)	100,000	88,333
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (m)	100,000	95,464
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (m)	198,500	197,188
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (m)	500	497
		612,861
Information Technology 1.0%
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (m)	86,170	83,849
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (m)	13,297	12,939
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (m)	179,349	173,800
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (m)	99,491	97,071
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (m)	25,747	25,631
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (m)	37,543	37,374
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (m)	99,749	96,507
		527,171
Consumer Discretionary 0.8%
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (m)	173,315	165,263
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 12/24/21 (m)	100,000	99,500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (m)	49,958	49,932
UFC Holdings, LLC
2019 Term Loan, 5.69%, (3M LIBOR + 3.25%), 07/22/23 (m)	99,744	99,477
		414,172
Communication Services 0.6%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (m)	26,932	26,852
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (m)	98,246	96,199
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (m)	81,225	81,301
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (m) (n)	67,000	66,079
Windstream Holdings Inc.
DIP Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/08/21 (m)	77,000	77,000
		347,431
Materials 0.6%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (m)	166,152	160,267
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (m)	61,000	60,962
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (m)	2,586	2,550
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (m)	97,038	95,704
		319,483
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (m)	24,126	24,212
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (m)	44,874	45,034
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (m)	54,700	54,256
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (m)	99,654	99,176
		222,678
Energy 0.4%
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (j) (m)	113,410	103,770
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (m)	114,000	113,287
		217,057
Real Estate 0.4%
Communications Sales & Leasing, Inc.
2017 Term Loan B, 7.44%, (1M LIBOR + 5.00%), 10/24/22 (m)	198,980	193,788
Financials 0.2%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (m)	98,500	97,926
Consumer Staples 0.2%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (m)	91,487	91,496
	Shares/Par[1]	Value ($)
Utilities 0.1%
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (m)	52,500	52,631
Total Senior Loan Interests (cost $3,125,092)		3,096,694
INVESTMENT COMPANIES 3.1%
Eaton Vance Senior Floating-Rate Trust	3,750	49,087
SPDR Bloomberg Barclays High Yield Bond ETF	14,450	1,574,181
Total Investment Companies (cost $1,573,806)		1,623,268
COMMON STOCKS 0.4%
Energy 0.2%
Chaparral Energy, Inc. - Class A (d)	9,408	44,312
MPLX LP	2,200	70,818
		115,130
Materials 0.1%
Freeport-McMoRan Inc. - Class B	6,700	77,787
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	8,143	38,435
iHeartMedia, Inc. (c) (d) (j)	107,000	—
iHeartMedia, Inc. (c) (d) (j)	208,000	—
iHeartMedia, Inc. - Class A (c) (d)	386	5,809
		44,244
Total Common Stocks (cost $402,090)		237,161
WARRANTS 0.1%
iHeartMedia, Inc. (c) (d) (o)	2,897	43,600
Total Warrants (cost $53,585)		43,600
SHORT TERM INVESTMENTS 7.9%
Securities Lending Collateral 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (p)	2,262,375	2,262,375
Investment Companies 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (p)	1,949,599	1,949,599
Total Short Term Investments (cost $4,211,974)		4,211,974
Total Investments 104.2% (cost $54,544,235)		55,475,152
Other Derivative Instruments (0.0)%		(519)
Other Assets and Liabilities, Net (4.2)%		(2,241,460)
Total Net Assets 100.0%		53,233,173

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $26,648,174 and 50.1% of the fund.

(b) All or a portion of the security was on loan as of June 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(d) Non-income producing security.

(e) As of June 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security is restricted to resale to institutional investors. See the table of Restricted Securities below.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Convertible security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Windstream Services, LLC, 0.00%, 10/31/25	05/31/19	151,125	153,726	0.3

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Delayed Draw Term Loan	17,413	131
	17,413	131

PPM High Yield Core Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2	October 2019	429,253	(81)	1,103

Short Contracts
United States 10 Year Note	(15)	September 2019	(1,900,608)	(469)	(18,923)
United States 10 Year Ultra Bond	(3)	September 2019	(407,414)	(94)	(6,961)
United States 5 Year Note	(12)	October 2019	(1,402,241)	—	(15,635)
United States Long Bond	(1)	September 2019	(152,345)	125	(3,248)
				(438)	(44,767)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
CORPORATE BONDS AND NOTES 75.3%
Financials 24.5%
Acrisure, LLC
7.00%, 11/15/25 (a)	128,000	115,944
Ally Financial Inc.
3.88%, 05/21/24	47,000	48,149
American Express Company
2.20%, 10/30/20 (b)	750,000	748,674
American Water Capital Corp.
3.45%, 06/01/29	170,000	176,664
Athene Global Funding
3.83%, (3M USD LIBOR + 1.23%), 07/01/22 (a) (c)	333,000	335,650
Bank of America Corporation
3.25%, (3M USD LIBOR + 0.66%), 07/21/21 (c)	100,000	100,252
3.58%, (3M USD LIBOR + 1.00%), 04/24/23 (c)	166,000	167,303
4.00%, 01/22/25	209,000	219,814
4.25%, 10/22/26	105,000	112,375
4.33%, 03/15/50	1,199,000	1,333,674
Barclays PLC
5.09%, 06/20/30	100,000	102,336
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	39,000	41,222
4.38%, 12/15/28 (a)	103,000	108,498
BMW US Capital, LLC
2.97%, (3M USD LIBOR + 0.38%), 04/06/20 (a) (c)	333,000	333,672
Capital One Financial Corporation
3.30%, (3M USD LIBOR + 0.76%), 05/12/20 (c)	333,000	334,389
3.75%, 03/09/27	124,000	127,926
Citigroup Inc.
2.10%, 06/12/20	500,000	498,977
3.54%, (3M USD LIBOR + 0.96%), 04/25/22 (b) (c)	249,000	251,103
4.45%, 09/29/27	253,000	272,004
3.89%, 01/10/28 (c)	67,000	70,750
4.13%, 07/25/28	10,000	10,557
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	200,000	213,549
6.50%, 08/08/23 (a)	225,000	247,433
Danske Bank A/S
5.38%, 01/12/24 (a)	226,000	244,127
Diamond Finance International Limited
8.35%, 07/15/46 (a)	99,000	124,767
Ford Motor Credit Company LLC
5.73%, (3M USD LIBOR + 3.14%), 01/07/22 (c)	250,000	258,782
Glencore Funding LLC
3.00%, 10/27/22 (a)	61,000	61,375
4.88%, 03/12/29 (a)	125,000	131,602
GLP Financing, LLC
5.30%, 01/15/29	110,000	118,806
HSBC Holdings PLC
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (c)	200,000	200,350
Icahn Enterprises L.P.
6.38%, 12/15/25	10,000	10,221
6.25%, 05/15/26 (a)	221,000	223,316
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	52,000	51,696
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	200,000	202,250
4.02%, 12/05/24	202,000	214,356
3.78%, 02/01/28 (c)	51,000	53,974
3.51%, 01/23/29	66,000	68,639
4.20%, 07/23/29	40,000	43,688
JPMorgan Chase Bank, National Association
2.75%, (3M USD LIBOR + 0.23%), 09/01/20 (b) (c)	500,000	499,961
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (d)	97,000	99,133
7.50%, (callable at 100 beginning 09/27/25) (d)	109,000	114,398
	Shares/Par[1]	Value ($)
Markel Corporation
5.00%, 05/20/49	78,000	84,849
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	235,000	247,842
Morgan Stanley
3.52%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	125,000	125,744
4.10%, 05/22/23	349,000	366,890
4.35%, 09/08/26	89,000	95,384
3.63%, 01/20/27	67,000	70,097
New York Life Global Funding
2.75%, (3M USD LIBOR + 0.16%), 10/01/20 (a) (b) (c)	500,000	500,269
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	142,015
PNC Bank, National Association
2.79%, (3M USD LIBOR + 0.35%), 03/12/21 (b) (c)	500,000	500,476
Santander UK Group Holdings PLC
4.80%, 11/15/24	161,000	171,477
Spirit Realty, L.P.
4.00%, 07/15/29	130,000	131,135
Springleaf Finance Corporation
6.63%, 01/15/28	37,000	38,845
The Goldman Sachs Group, Inc.
3.04%, (3M USD LIBOR + 0.73%), 12/27/20 (b) (c)	382,000	382,640
2.91%, 07/24/23 (b)	20,000	20,182
3.85%, 01/26/27	10,000	10,445
4.22%, 05/01/29	54,000	57,837
USA Compression Finance Corp.
6.88%, 09/01/27 (a)	67,000	70,328
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (a)	250,000	270,973
Wells Fargo & Company
2.15%, 01/30/20 (b)	500,000	499,466
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (a)	130,000	132,144
		12,611,394
Energy 7.9%
Alta Mesa Holdings, LP
7.88%, 12/15/24	119,000	46,030
Andeavor Logistics LP
3.50%, 12/01/22	46,000	47,124
5.20%, 12/01/47	44,000	47,092
Callon Petroleum Company
6.38%, 07/01/26	125,000	126,148
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	41,000	45,648
5.13%, 06/30/27	134,000	145,620
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	91,000	106,775
Continental Resources, Inc.
4.38%, 01/15/28	121,000	127,399
Denbury Resources Inc.
9.25%, 03/31/22 (a) (b)	14,000	13,218
7.75%, 02/15/24 (a)	80,000	66,603
Diamondback Energy, Inc.
4.75%, 11/01/24 (a)	187,000	192,018
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a) (b)	19,000	19,707
5.75%, 01/30/28 (a)	19,000	20,058
Energy Transfer LP
4.25%, 03/15/23	192,000	200,312
5.25%, 04/15/29	94,000	104,982
5.80%, 06/15/38	95,000	105,817
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	47,319
Enlink Midstream, LLC
5.38%, 06/01/29	82,000	84,155
Enterprise Products Operating LLC
3.35%, 03/15/23	43,000	44,233
3.13%, 07/31/29	173,000	173,785
4.80%, 02/01/49	84,000	93,819
4.20%, 01/31/50	58,000	59,539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
EQM Midstream Partners, LP
4.13%, 12/01/26	70,000	67,491
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	171,000	114,583
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	75,000	64,951
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	30,516
MPLX LP
4.00%, 03/15/28	137,000	142,102
Nabors Industries, Inc.
5.75%, 02/01/25	124,000	109,939
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	24,323
Parsley Energy, LLC
5.38%, 01/15/25 (a)	166,000	170,030
PDV America, Inc.
10.75%, 02/15/20 (a)	62,000	64,140
Petroleos Mexicanos
6.50%, 01/23/29	85,000	82,237
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	88,000	98,365
4.20%, 03/15/28	230,000	241,320
Southwestern Energy Company
7.75%, 10/01/27	500,000	479,287
Summit Midstream Holdings, LLC
5.75%, 04/15/25	74,000	64,859
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (d)	125,000	112,874
Transocean Pontus Limited
6.13%, 08/01/25 (a) (b)	18,900	19,469
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	51,847
Transocean Proteus Limited
6.25%, 12/01/24 (a)	204,750	211,724
		4,067,458
Communication Services 7.8%
Altice France
7.38%, 05/01/26 (a)	200,000	205,001
AT&T Inc.
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	450,000	455,253
5.25%, 03/01/37	80,000	89,679
CB Escrow Corp.
8.00%, 10/15/25 (a)	125,000	107,213
Charter Communications Operating, LLC
4.91%, 07/23/25	330,000	358,022
6.83%, 10/23/55	40,000	47,116
Comcast Corporation
4.60%, 10/15/38	174,000	199,193
4.95%, 10/15/58	64,000	77,971
DISH DBS Corporation
7.75%, 07/01/26	66,000	64,680
Hughes Satellite Systems Corporation
5.25%, 08/01/26	83,000	85,282
Iheartcommunications, Inc.
6.38%, 05/01/26	14,918	15,828
8.38%, 05/01/27	27,038	28,299
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	63,000	62,384
9.75%, 07/15/25 (a)	64,000	65,500
Netflix, Inc.
5.38%, 11/15/29 (a)	34,000	36,162
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	30,000	30,751
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	33,000	32,047
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	72,000	73,648
5.50%, 07/01/29 (a)	92,000	94,329
Sprint Corporation
7.13%, 06/15/24	58,000	61,534
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	112,500	112,670
	Shares/Par[1]	Value ($)
Telesat Canada
8.88%, 11/15/24 (a)	77,000	83,521
Verizon Communications Inc.
4.02%, 12/03/29 (a) (b)	1,510,000	1,636,615
		4,022,698
Consumer Staples 6.4%
Altria Group, Inc.
4.40%, 02/14/26	163,000	174,231
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	137,000	152,302
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	47,000	53,290
BAT Capital Corp.
3.12%, (3M USD LIBOR + 0.59%), 08/14/20 (c)	416,000	416,885
4.39%, 08/15/37	218,000	207,156
Conagra Brands, Inc.
3.34%, (3M USD LIBOR + 0.75%), 10/22/20 (b) (c)	500,000	500,028
JBS Investments GmbH
7.25%, 04/03/24 (a)	75,000	77,916
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	216,073
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	100,000	108,570
JBS USA Food Company
5.88%, 07/15/24 (a)	15,000	15,434
JBS USA LUX SA
6.50%, 04/15/29 (a)	74,000	80,379
Kraft Heinz Foods Company
3.12%, (3M USD LIBOR + 0.57%), 02/10/21 (c)	333,000	332,483
Mars, Incorporated
3.95%, 04/01/49 (a)	189,000	202,325
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	125,000	110,626
Post Holdings, Inc.
5.63%, 01/15/28 (a)	82,000	84,249
Reynolds American Inc.
4.45%, 06/12/25	119,000	126,089
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	200,000	185,603
Walmart Inc.
2.85%, 07/08/24	250,000	257,641
		3,301,280
Health Care 6.4%
Abbott Laboratories
4.75%, 11/30/36	42,000	49,785
Actavis LLC
3.25%, 10/01/22	333,000	338,045
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	6,000	6,219
5.88%, 05/15/23 (a)	4,000	4,050
5.50%, 03/01/23 - 11/01/25 (a)	81,000	84,245
8.50%, 01/31/27 (a)	63,000	69,359
5.75%, 08/15/27 (a)	40,000	42,023
7.00%, 03/15/24 - 01/15/28 (a)	43,000	45,056
Becton, Dickinson and Company
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (b) (c)	300,000	301,105
Bristol-Myers Squibb Company
4.13%, 06/15/39 (a)	115,000	124,475
4.25%, 10/26/49 (a)	145,000	159,662
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,247
Centene Corporation
4.75%, 05/15/22	52,000	53,235
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	156,000	164,207
Cigna Corporation
4.38%, 10/15/28 (a) (b)	210,000	226,326
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	50,000	50,120
8.00%, 03/15/26 (a)	125,000	120,036
CVS Health Corporation
4.78%, 03/25/38	62,000	64,607

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
5.05%, 03/25/48	164,000	174,658
Express Scripts Holding Company
3.40%, 03/01/27	50,000	50,696
HCA Inc.
4.25%, 10/15/19 (b)	400,000	401,626
4.13%, 06/15/29	126,000	129,468
5.13%, 06/15/39	53,000	55,061
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	200,000	209,448
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	164,000	161,042
Tenet Healthcare Corporation
8.13%, 04/01/22	21,000	22,051
4.63%, 07/15/24	51,000	51,792
WellCare Health Plans, Inc.
5.25%, 04/01/25	61,000	63,687
5.38%, 08/15/26 (a)	46,000	48,823
		3,286,154
Utilities 5.8%
Ameren Illinois Company
4.50%, 03/15/49	104,000	121,516
AVANGRID, Inc.
3.15%, 12/01/24	159,000	161,816
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	100,000	110,735
Commonwealth Edison Company
3.75%, 08/15/47	32,000	33,045
DPL Inc.
4.35%, 04/15/29 (a)	127,000	128,573
Electricite de France
4.50%, 09/21/28 (a) (b)	200,000	219,266
Exelon Corporation
5.10%, 06/15/45	112,000	130,235
FirstEnergy Corp.
3.90%, 07/15/27	112,000	117,477
Florida Power & Light Company
2.97%, (3M USD LIBOR + 0.40%), 05/06/22 (b) (c)	750,000	749,569
Indiana Michigan Power Company
4.25%, 08/15/48	69,000	75,764
Nevada Power Company
3.70%, 05/01/29	159,000	169,955
Sempra Energy
3.10%, (3M USD LIBOR + 0.50%), 01/15/21 (c)	333,000	331,886
Southern California Edison Company
4.13%, 03/01/48	46,000	46,099
The AES Corporation
4.00%, 03/15/21	215,000	218,829
The Southern Company
2.95%, 07/01/23	135,000	136,823
Vistra Operations Company LLC
3.55%, 07/15/24 (a) (b)	168,000	169,256
5.00%, 07/31/27 (a)	57,000	58,961
		2,979,805
Industrials 5.8%
Aircastle Limited
4.40%, 09/25/23	41,000	42,526
4.13%, 05/01/24	46,000	47,230
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	124,000	129,837
Aviation Capital Group LLC
4.38%, 01/30/24 (a)	104,000	109,265
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	125,000	126,661
5.13%, 10/01/23 (a) (b)	175,000	185,044
5.25%, 05/15/24 (a)	342,000	364,876
Bombardier Inc.
5.75%, 03/15/22 (a)	34,000	34,537
7.50%, 03/15/25 (a)	65,000	65,254
7.88%, 04/15/27 (a)	75,000	75,087
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (d)	479,000	459,744
	Shares/Par[1]	Value ($)
Siemens Financieringsmaatschappij N.V.
1.30%, 09/13/19 (a)	500,000	499,319
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	56,000	57,688
Union Pacific Corporation
4.38%, 09/10/38	50,000	55,008
United Technologies Corporation
1.90%, 05/04/20	333,000	331,872
Westinghouse Air Brake Technologies Corporation
3.71%, (3M USD LIBOR + 1.30%), 09/15/21 (c)	375,000	373,315
		2,957,263
Materials 5.5%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	121,000	130,278
4.75%, 04/10/27 (a)	200,000	211,966
Berry Global Escrow Corporation
4.88%, 07/15/26 (a) (b)	100,000	102,125
CF Industries, Inc.
3.40%, 12/01/21 (a)	116,000	118,247
4.50%, 12/01/26 (a)	362,000	378,982
Corning Incorporated
5.85%, 11/15/68	58,000	68,435
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	105,000	107,626
Freeport-McMoRan Inc.
4.55%, 11/14/24 (b)	218,000	222,945
5.40%, 11/14/34	90,000	85,995
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	153,000	142,541
Martin Marietta Materials, Inc.
3.17%, (3M USD LIBOR + 0.65%), 05/22/20 (c)	333,000	333,373
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	92,000	88,764
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	250,000	259,450
Olin Corporation
5.00%, 02/01/30	38,000	37,648
Reynolds Group Holdings Inc.
6.10%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (c)	161,000	161,321
The Sherwin-Williams Company
2.25%, 05/15/20	333,000	332,361
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	71,000	68,301
		2,850,358
Consumer Discretionary 2.4%
Adient US LLC
7.00%, 05/15/26 (a)	13,000	13,375
American Axle & Manufacturing, Inc.
6.50%, 04/01/27	105,000	104,718
Dollar Tree, Inc.
3.29%, (3M USD LIBOR + 0.70%), 04/17/20 (b) (c)	400,000	400,075
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	108,852
GLP Financing, LLC
5.75%, 06/01/28	14,000	15,435
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25 (b)	8,000	8,188
KB Home
7.63%, 05/15/23	127,000	142,272
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (a)	126,000	127,097
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	72,000	74,168
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (a)	70,000	72,738
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	125,000	126,608
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	57,000	59,287
		1,252,813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Information Technology 2.3%
Broadcom Corporation
3.88%, 01/15/27	100,000	98,015
Broadcom Inc.
4.25%, 04/15/26 (a)	125,000	127,650
Intel Corporation
2.62%, (3M USD LIBOR + 0.08%), 05/11/20 (c)	250,000	250,150
International Business Machines Corporation
4.25%, 05/15/49	111,000	119,049
Microsoft Corporation
3.45%, 08/08/36	133,000	140,367
3.95%, 08/08/56	50,000	55,174
NXP B.V.
4.13%, 06/01/21 (a)	200,000	204,542
Oracle Corporation
4.00%, 11/15/47	33,000	35,466
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	85,000	85,170
ViaSat, Inc.
5.63%, 04/15/27 (a)	43,000	44,734
		1,160,317
Real Estate 0.5%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	35,421
4.50%, 12/01/28	145,000	160,451
HCP, Inc.
3.25%, 07/15/26	24,000	24,175
3.50%, 07/15/29	43,000	43,167
		263,214
Total Corporate Bonds And Notes (cost $37,664,300)		38,752,754
SENIOR LOAN INTERESTS 20.0%
Consumer Discretionary 6.8%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (c)	223,192	221,333
American Axle and Manufacturing, Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.25%), 03/10/24 (c)	140,822	137,610
Term Loan B, 4.84%, (3M LIBOR + 2.25%), 03/10/24 (c)	71,450	69,820
Aramark Services, Inc.
2018 Term Loan B2, 4.19%, (3M LIBOR + 1.75%), 03/28/24 (c)	132,531	132,034
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (c)	187,000	186,205
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (c)	222,739	220,721
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (c)	247,487	243,104
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (c)	197,990	197,693
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (c)	197,980	197,061
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (c)	158,785	156,055
Eldorado Resorts LLC
2017 Term Loan B, 4.69%, (1M LIBOR + 2.25%), 03/15/24 (c)	85,000	84,602
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.40%, (3M LIBOR + 2.00%), 11/30/23 (c)	123,731	123,404
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (c)	83,829	83,058
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (c)	104,566	103,604
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (c)	346,260	345,973
	Shares/Par[1]	Value ($)
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/30/23 (c)	197,916	184,026
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (c)	296,970	282,228
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (c)	235,000	235,244
SIWF Holdings Inc.
1st Lien Term Loan, 6.65%, (3M LIBOR + 4.25%), 05/25/25 (c)	64,350	63,707
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (c)	222,518	211,601
		3,479,083
Communication Services 2.5%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (c)	47,880	47,736
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (c)	247,487	241,439
Entercom Media Corp.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 11/18/24 (c)	49,120	49,017
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (c)	123,109	120,545
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (c)	65,264	65,325
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (c) (g)	249,152	248,218
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (c) (g)	64,000	63,120
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (c)	148,481	146,068
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (c)	150,000	149,350
Windstream Services, LLC
Repriced Term Loan B6, 10.50%, (3M PRIME + 5.00%), 03/29/21 (c)	149,237	153,287
		1,284,105
Materials 2.3%
Berry Global, Inc.
2018 Term Loan S, 4.16%, (3M LIBOR + 1.75%), 02/02/20 (c)	126,562	126,382
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (c) (g)	196,875	195,420
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (c)	287,989	277,788
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (c)	127,000	126,921
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (c) (g)	197,038	196,792
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (c)	148,489	131,190
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (c)	121,000	119,261
		1,173,754
Health Care 1.9%
Air Methods Corporation
2017 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 04/12/24 (c)	89,685	72,458
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (c)	89,093	83,926

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (c)	159,988	158,648
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 04/12/24 (c)	133,636	125,173
Phoenix Guarantor Inc
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 02/12/26 (c)	166,667	165,792
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (c)	248,125	246,485
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (c)	625	621
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.66%, (3M LIBOR + 3.25%), 06/18/24 (c)	98,992	95,362
		948,465
Energy 1.8%
California Resources Corporation
2017 1st Lien Term Loan, 7.05%, (3M LIBOR + 4.75%), 11/08/22 (c)	125,000	119,286
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (c) (e)	123,003	112,548
Equitrans Midstream Corporation
Term Loan B, 6.90%, (3M LIBOR + 4.50%), 12/13/23 (c)	74,812	75,140
Lower Cadence Holdings LLC
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 05/10/26 (c)	320,000	318,000
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (c)	192,551	192,191
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (c)	99,250	97,974
		915,139
Information Technology 1.3%
Ancestry.com Operations Inc.
2017 1st Lien Term Loan, 5.66%, (1M LIBOR + 3.25%), 10/19/23 (c)	213,900	213,098
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (c)	65,670	63,638
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 (c)	144,225	144,046
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (c)	153,430	149,699
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (c)	41,214	41,029
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (c)	60,097	59,827
		671,337
Consumer Staples 0.9%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (c)	116,191	116,203
Diamond (BC) B.V.
Term Loan, 5.58%, (1M LIBOR + 3.00%), 07/24/24 (c)	168,291	147,676
Dole Food Company Inc.
2017 Term Loan B, 5.15%, (1M LIBOR + 2.75%), 03/22/24 (c)	24,291	23,692
2017 Term Loan B, 5.19%, (1M LIBOR + 2.75%), 03/22/24 (c)	24,291	23,692
2017 Term Loan B, 5.29%, (1M LIBOR + 2.75%), 03/22/24 (c)	24,494	23,889
2017 Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (c)	35	35
	Shares/Par[1]	Value ($)
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (c)	147,002	146,634
		481,821
Industrials 0.9%
Gardner Denver, Inc.
2017 USD Term Loan B, 5.15%, (1M LIBOR + 2.75%), 07/30/24 (c)	94,663	94,723
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (c)	146,600	145,410
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (c)	227,677	226,586
		466,719
Financials 0.8%
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (c)	94,595	94,689
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (c)	250,000	247,875
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (c)	84,351	84,125
		426,689
Utilities 0.5%
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (c)	197,938	196,754
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (c)	75,000	75,187
		271,941
Real Estate 0.3%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (c)	148,465	147,422
Total Senior Loan Interests (cost $10,407,135)		10,266,475
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.7%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (a)	90,873	92,554
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	34,883	34,952
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	75,000	75,066
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	69,710	70,051
BX Commercial Mortgage Trust
Series 2018-A-IND, 3.14%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (b) (c)	609,093	609,092
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	63,394	63,522
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a) (b)	186,861	186,625
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	21,783	21,782
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	300,000	299,613
Series 2017-A4-A4, 2.64%, (1M USD LIBOR + 0.22%), 04/07/20 (b) (c)	500,000	500,392
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	68,555	68,731
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	33,664	33,722
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (a)	127,480	128,145
Series 2018-A-3A, 3.35%, 08/15/22 (a)	51,378	51,650
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20 (a)	136,000	136,624
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (a)	175,000	180,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.65%, (1M USD LIBOR + 0.27%), 01/20/20 (a) (c)	231,018	231,018
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	18,318	18,325
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	36,962	36,909
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (a)	110,000	110,523
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,937,729)		2,949,984
INVESTMENT COMPANIES 2.6%
Kayne Anderson MLP Investment Co.	2,582	39,530
SPDR Bloomberg Barclays High Yield Bond ETF (b)	12,000	1,307,279
Total Investment Companies (cost $1,329,960)		1,346,809
GOVERNMENT AND AGENCY OBLIGATIONS 0.7%
Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
REMIC, 2.72%, (1M USD LIBOR + 0.32%), 02/25/20 (c)	257,000	257,098
U.S. Treasury Securities 0.2%
U.S. Treasury Note
2.88%, 07/31/25	79,000	83,691
Total Government And Agency Obligations (cost $336,407)		340,789
COMMON STOCKS 0.1%
Energy 0.1%
Chaparral Energy, Inc. - Class A (h)	8,604	40,525
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	6,438	30,387
iHeartMedia, Inc. (e) (f) (h)	250,000	—
iHeartMedia, Inc. - Class A (f) (h)	310	4,666
		35,053
Total Common Stocks (cost $196,887)		75,578
WARRANTS 0.1%
iHeartMedia, Inc. (f) (h) (i)	2,328	35,036
Total Warrants (cost $42,970)		35,036
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (j)	2,946,089	2,946,089
Total Short Term Investments (cost $2,946,089)		2,946,089
Total Investments 110.2% (cost $55,861,477)		56,713,514
Total Securities Sold Short (10.0)% (proceeds $4,795,710)		(5,150,654)
Other Derivative Instruments (0.0)%		(1,161)
Other Assets and Liabilities, Net (0.2)%		(119,728)
Total Net Assets 100.0%		51,441,971

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $16,827,740 and 32.7% of the fund.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(g) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (10.0%)
CORPORATE BONDS AND NOTES (10.0%)
Financials (2.6%)
Bank of America Corporation
3.95%, 01/23/49	(1,250,000)	(1,331,336)
Communication Services (2.4%)
Verizon Communications Inc.
4.52%, 09/15/48	(1,123,000)	(1,261,760)
Real Estate (1.0%)
Simon Property Group, L.P.
3.30%, 01/15/26	(500,000)	(518,077)
Consumer Discretionary (1.0%)
Harley-Davidson, Inc.
3.50%, 07/28/25	(500,000)	(510,250)
Materials (1.0%)
International Paper Company
3.00%, 02/15/27	(500,000)	(496,171)
Energy (0.8%)
Southwestern Energy Company
6.20%, 01/23/25 (a)	(432,000)	(396,388)
Industrials (0.6%)
The Boeing Company
3.85%, 11/01/48	(320,000)	(334,116)
Information Technology (0.6%)
Intel Corporation
4.10%, 05/11/47	(275,000)	(302,556)
Total Corporate Bonds And Notes (proceeds $4,795,710)		(5,150,654)
Total Securities Sold Short (10.0%) (proceeds $4,795,710)		(5,150,654)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Delayed Draw Term Loan	24,875	188
	24,875	188

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(44)	September 2019	(5,546,371)	(1,375)	(84,254)
United States 10 Year Ultra Bond	(18)	September 2019	(2,445,187)	(563)	(41,063)
United States 2 Year Note	(17)	October 2019	(3,640,473)	693	(17,553)
United States 5 Year Note	(59)	October 2019	(6,895,765)	—	(75,454)
United States Long Bond	(9)	September 2019	(1,371,109)	1,125	(29,235)
United States Ultra Bond	(4)	September 2019	(693,174)	750	(17,076)
				630	(264,635)

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	3,750,000	(80,204)	(1,791)	(15,919)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Strategic Income Fund
CORPORATE BONDS AND NOTES 72.7%
Financials 23.0%
Acrisure, LLC
7.00%, 11/15/25 (a)	128,000	115,944
Ally Financial Inc.
3.88%, 05/21/24	48,000	49,173
5.75%, 11/20/25	142,000	157,398
American Express Company
2.20%, 10/30/20	500,000	499,116
3.70%, 08/03/23	150,000	157,398
American Water Capital Corp.
3.45%, 06/01/29	170,000	176,664
Antero Resources Finance Corporation
5.38%, 11/01/21	176,000	173,995
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	164,000	170,026
Athene Global Funding
4.00%, 01/25/22 (a)	179,000	185,342
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	86,000	93,033
6.30%, (callable at 100 beginning 03/10/26) (b)	55,000	61,308
3.55%, 03/05/24	63,000	65,202
3.86%, 07/23/24	98,000	102,798
4.00%, 01/22/25	193,000	202,986
4.25%, 10/22/26	111,000	118,796
3.25%, 10/21/27	27,000	27,658
Barclays PLC
8.00%, (callable at 100 beginning 12/15/20), EUR (b)	167,000	205,302
5.09%, 06/20/30	100,000	102,336
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	39,000	41,222
4.38%, 12/15/28 (a)	102,000	107,445
BlackRock, Inc.
3.25%, 04/30/29	135,000	141,316
Capital One Financial Corporation
3.75%, 03/09/27	107,000	110,387
Citigroup Inc.
2.10%, 06/12/20	600,000	598,773
4.45%, 09/29/27	375,000	403,168
3.89%, 01/10/28 (c)	59,000	62,302
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	204,000	224,655
6.50%, 08/08/23 (a)	310,000	340,908
3.87%, 01/12/29 (a)	17,000	17,510
Danske Bank A/S
5.38%, 01/12/24 (a)	226,000	244,127
Diamond Finance International Limited
5.88%, 06/15/21 (a)	49,000	49,779
7.13%, 06/15/24 (a)	38,000	40,110
8.35%, 07/15/46 (a)	107,000	134,849
Five Corners Funding Trust
4.42%, 11/15/23 (a)	125,000	134,116
General Electric Capital Corporation
6.75%, 03/15/32	83,000	102,235
Glencore Funding LLC
3.00%, 10/27/22 (a)	61,000	61,375
4.88%, 03/12/29 (a)	125,000	131,602
GLP Financing, LLC
5.30%, 01/15/29	110,000	118,806
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (d)	229,000	240,948
4.38%, 11/23/26	56,000	59,165
Icahn Enterprises L.P.
6.25%, 02/01/22	90,000	92,453
6.38%, 12/15/25	14,000	14,310
6.25%, 05/15/26 (a)	226,000	228,369
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	80,000	79,533
	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (b)	146,000	147,642
4.02%, 12/05/24	202,000	214,356
3.96%, 01/29/27	184,000	196,727
3.78%, 02/01/28 (c)	30,000	31,749
3.51%, 01/23/29	76,000	79,039
4.01%, 04/23/29	62,000	66,759
4.20%, 07/23/29	23,000	25,121
JPMorgan Chase Bank, National Association
2.75%, (3M USD LIBOR + 0.23%), 09/01/20 (c)	500,000	499,961
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (b)	92,000	94,023
7.50%, (callable at 100 beginning 09/27/25) (b)	109,000	114,398
Markel Corporation
5.00%, 05/20/49	78,000	84,849
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	235,000	247,842
Morgan Stanley
3.77%, (3M USD LIBOR + 1.18%), 01/20/22 (c)	100,000	100,931
3.52%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	125,000	125,744
4.88%, 11/01/22	167,000	178,603
4.10%, 05/22/23	138,000	145,074
4.35%, 09/08/26	84,000	90,026
3.63%, 01/20/27	60,000	62,773
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (c)	131,000	128,425
New York Life Global Funding
2.75%, (3M USD LIBOR + 0.16%), 10/01/20 (a) (c)	300,000	300,161
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	142,015
PNC Bank, National Association
2.79%, (3M USD LIBOR + 0.35%), 03/12/21 (c)	500,000	500,476
Santander UK Group Holdings PLC
4.80%, 11/15/24	161,000	171,477
Spirit Realty, L.P.
4.00%, 07/15/29	130,000	131,135
Springleaf Finance Corporation
6.63%, 01/15/28	38,000	39,895
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	42,000	42,382
4.25%, 10/21/25	182,000	192,747
3.85%, 01/26/27	19,000	19,845
4.22%, 05/01/29	67,000	71,761
6.75%, 10/01/37	94,000	122,881
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	130,000	136,601
USA Compression Finance Corp.
6.88%, 09/01/27 (a)	68,000	71,377
Virgin Media Secured Finance PLC
5.13%, 01/15/25, GBP (a)	209,000	274,789
5.00%, 04/15/27, GBP (a)	115,000	150,228
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (a)	250,000	270,973
Wells Fargo & Company
4.48%, 01/16/24	54,000	57,857
3.20%, 06/17/27	195,000	198,618
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	229,000	229,925
		12,203,123
Energy 8.2%
Alta Mesa Holdings, LP
7.88%, 12/15/24	138,000	53,380
Andeavor Logistics LP
3.50%, 12/01/22	45,000	46,100
5.20%, 12/01/47	44,000	47,092
Antero Resources Corporation
5.13%, 12/01/22	33,000	31,682
Callon Petroleum Company
6.38%, 07/01/26	125,000	126,148
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	48,000	53,442
5.13%, 06/30/27	130,000	141,273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	42,000	49,281
Continental Resources, Inc.
4.50%, 04/15/23	123,000	129,240
4.38%, 01/15/28	108,000	113,711
Denbury Resources Inc.
9.25%, 03/31/22 (a)	112,000	105,744
7.75%, 02/15/24 (a)	80,000	66,603
Diamondback Energy, Inc.
4.75%, 11/01/24 (a)	187,000	192,018
5.38%, 05/31/25	100,000	105,226
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	19,000	19,707
5.75%, 01/30/28 (a)	19,000	20,058
Energy Transfer LP
4.25%, 03/15/23	169,000	176,317
5.25%, 04/15/29	94,000	104,982
5.80%, 06/15/38	80,000	89,109
6.13%, 12/15/45	27,000	30,864
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	47,319
Enlink Midstream, LLC
5.38%, 06/01/29	107,000	109,812
Enterprise Products Operating LLC
3.35%, 03/15/23	44,000	45,262
3.13%, 07/31/29	174,000	174,790
4.80%, 02/01/49	84,000	93,819
4.20%, 01/31/50	59,000	60,565
EQM Midstream Partners, LP
4.13%, 12/01/26	73,000	70,384
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	152,000	101,851
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	76,000	65,817
Kinder Morgan Energy Partners, L.P.
5.00%, 08/15/42	50,000	52,958
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	30,516
MPLX LP
4.00%, 03/15/28	142,000	147,288
Nabors Industries, Inc.
5.50%, 01/15/23 (g)	26,000	24,314
5.75%, 02/01/25	125,000	110,826
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	24,322
ONEOK, Inc.
7.50%, 09/01/23	81,000	94,654
Parsley Energy, LLC
5.25%, 08/15/25 (a)	106,000	107,731
PDV America, Inc.
10.75%, 02/15/20 (a)	94,000	97,245
Petroleos Mexicanos
6.50%, 03/13/27 - 01/23/29	242,000	237,208
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	104,000	115,511
5.63%, 03/01/25	13,000	14,531
4.20%, 03/15/28	329,000	345,193
Spectra Energy Partners, LP
3.50%, 03/15/25	66,000	67,718
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (b)	125,000	112,874
Transocean Guardian Limited
5.88%, 01/15/24 (a)	26,460	26,983
Transocean Inc
9.00%, 07/15/23 (a)	19,000	20,191
7.50%, 01/15/26 (a)	39,000	37,251
Transocean Pontus Limited
6.13%, 08/01/25 (a)	18,900	19,469
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	51,847
Transocean Proteus Limited
6.25%, 12/01/24 (a)	120,750	124,863
		4,335,089
	Shares/Par[1]	Value ($)
Communication Services 8.1%
Altice France
7.38%, 05/01/26 (a)	68,000	69,700
Altice Luxembourg Fr SA
5.88%, 02/01/27, EUR (a)	100,000	123,039
AT&T Inc.
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	370,000	374,319
5.25%, 03/01/37	48,000	53,808
CB Escrow Corp.
8.00%, 10/15/25 (a)	125,000	107,213
CBS Radio Inc.
7.25%, 11/01/24 (a) (g)	72,000	75,807
CCO Holdings, LLC
5.88%, 05/01/27 (a)	125,000	131,933
Charter Communications Operating, LLC
4.91%, 07/23/25	540,000	585,854
5.38%, 04/01/38	60,000	64,583
Comcast Corporation
3.38%, 08/15/25	68,000	71,077
4.60%, 10/15/38	201,000	230,103
3.40%, 07/15/46	75,000	71,568
4.95%, 10/15/58	50,000	60,915
DISH DBS Corporation
5.00%, 03/15/23	65,000	62,411
7.75%, 07/01/26	42,000	41,160
Frontier Communications Corporation
11.00%, 09/15/25	48,000	29,910
Iheartcommunications, Inc.
6.38%, 05/01/26	13,664	14,497
8.38%, 05/01/27	24,767	25,922
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	116,000	114,866
Live Nation Entertainment, Inc.
5.38%, 06/15/22 (a)	42,000	42,592
4.88%, 11/01/24 (a)	87,000	89,496
5.63%, 03/15/26 (a)	40,000	42,005
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	318,000	325,632
Netflix, Inc.
4.38%, 11/15/26 (g)	94,000	96,228
3.88%, 11/15/29, EUR (a)	138,000	169,565
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	31,000	31,776
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	45,000	43,700
Sinclair Television Group, Inc.
5.88%, 03/15/26 (a)	94,000	96,129
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	140,000	143,204
6.00%, 07/15/24 (a)	153,000	157,793
5.50%, 07/01/29 (a)	95,000	97,405
Sprint Communications, Inc.
7.00%, 03/01/20 (a)	292,000	299,300
Sprint Corporation
7.13%, 06/15/24	44,000	46,681
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	37,688	37,745
Telesat Canada
8.88%, 11/15/24 (a)	107,000	116,062
T-Mobile USA, Inc.
6.00%, 04/15/24	54,000	56,335
Vodafone Group Public Limited Company
5.00%, 05/30/38	36,000	39,079
Zayo Group, LLC
5.75%, 01/15/27 (a)	67,000	68,228
		4,307,640
Health Care 7.7%
Abbott Laboratories
4.75%, 11/30/36	90,000	106,682
AbbVie Inc.
2.90%, 11/06/22	77,000	77,846
Adevinta ASA
7.50%, 10/01/24 (a)	33,000	34,545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	16,000	16,585
5.88%, 05/15/23 (a)	4,000	4,050
7.00%, 03/15/24 - 01/15/28 (a)	73,000	76,936
6.13%, 04/15/25 (a)	33,000	33,659
5.50%, 03/01/23 - 11/01/25 (a)	91,000	94,667
8.50%, 01/31/27 (a)	90,000	99,085
5.75%, 08/15/27 (a)	45,000	47,276
Bristol-Myers Squibb Company
4.13%, 06/15/39 (a)	117,000	126,640
4.25%, 10/26/49 (a)	148,000	162,966
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,247
Celgene Corporation
4.35%, 11/15/47	63,000	69,597
Centene Corporation
4.75%, 05/15/22 - 01/15/25	178,000	183,057
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	156,000	164,207
Cigna Corporation
4.38%, 10/15/28 (a)	248,000	267,281
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	141,000	141,338
8.00%, 03/15/26 (a)	100,000	96,029
CVS Health Corporation
4.78%, 03/25/38	118,000	122,961
5.05%, 03/25/48	165,000	175,723
Express Scripts Holding Company
3.40%, 03/01/27	117,000	118,628
Gilead Sciences, Inc.
4.80%, 04/01/44	46,000	52,481
4.50%, 02/01/45	63,000	69,014
HCA Healthcare, Inc.
6.25%, 02/15/21	417,000	436,485
HCA Inc.
5.38%, 09/01/26	80,000	86,188
4.13%, 06/15/29	129,000	132,550
5.13%, 06/15/39	54,000	56,100
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	200,000	209,448
Mylan Inc
5.20%, 04/15/48	27,000	25,047
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	220,000	216,033
Tenet Healthcare Corporation
4.50%, 04/01/21	176,000	179,080
4.38%, 10/01/21	25,000	25,407
8.13%, 04/01/22	37,000	38,851
UnitedHealth Group Incorporated
3.75%, 07/15/25	45,000	48,020
3.10%, 03/15/26	44,000	45,516
WellCare Health Plans, Inc.
5.25%, 04/01/25	148,000	154,518
5.38%, 08/15/26 (a)	47,000	49,884
		4,059,627
Industrials 5.2%
Aircastle Limited
4.40%, 09/25/23	41,000	42,525
4.13%, 05/01/24	72,000	73,925
Allison Transmission, Inc.
5.00%, 10/01/24 (a)	76,000	77,687
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	133,000	139,261
Aviation Capital Group LLC
4.38%, 01/30/24 (a)	104,000	109,265
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	130,000	131,728
5.13%, 10/01/23 (a)	200,000	211,479
5.25%, 05/15/24 (a)	348,000	371,277
Bombardier Inc.
6.13%, 01/15/23 (a)	82,000	82,433
7.50%, 03/15/25 (a)	68,000	68,266
7.88%, 04/15/27 (a)	107,000	107,123
	Shares/Par[1]	Value ($)
CNH Industrial N.V.
4.50%, 08/15/23	94,000	98,490
Equifax Inc.
3.60%, 08/15/21	165,000	167,820
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	437,000	419,433
General Motors Company
5.95%, 04/01/49	30,000	31,480
Siemens Financieringsmaatschappij N.V.
1.30%, 09/13/19 (a)	500,000	499,319
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	70,000	72,110
Union Pacific Corporation
4.38%, 09/10/38	50,000	55,008
		2,758,629
Materials 4.6%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	121,000	130,278
4.75%, 04/10/27 (a)	159,000	168,513
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	105,000	107,231
CF Industries, Inc.
3.40%, 12/01/21 (a)	156,000	159,022
4.50%, 12/01/26 (a)	347,000	363,279
Corning Incorporated
5.85%, 11/15/68	58,000	68,435
Crown Americas LLC
4.50%, 01/15/23	81,000	84,212
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	88,000	90,201
5.13%, 03/15/23 (a) (g)	72,000	74,440
Freeport-McMoRan Inc.
4.55%, 11/14/24	187,000	191,242
5.40%, 11/14/34	228,000	217,854
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	156,000	145,336
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	84,000	81,045
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	255,000	264,639
Olin Corporation
5.00%, 02/01/30	103,000	102,046
Samarco Mineracao S/A
0.00%, 11/01/22 (f) (h) (i) (j)	110,000	84,234
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	89,000	85,617
		2,417,624
Consumer Staples 4.5%
Altria Group, Inc.
4.40%, 02/14/26	163,000	174,231
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	153,000	170,089
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	47,000	53,290
BAT Capital Corp.
4.39%, 08/15/37	165,000	156,792
Cott Holdings Inc.
5.50%, 04/01/25 (a)	99,000	100,868
JBS Investments GmbH
7.25%, 04/03/24 (a)	143,000	148,560
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	216,073
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	101,000	109,656
JBS USA Food Company
5.88%, 07/15/24 (a)	16,000	16,463
JBS USA LUX SA
6.50%, 04/15/29 (a)	88,000	95,585
Mars, Incorporated
3.95%, 04/01/49 (a)	193,000	206,607
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a) (g)	125,000	110,626
Post Holdings, Inc.
5.63%, 01/15/28 (a)	177,000	181,855

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Reynolds American Inc.
5.70%, 08/15/35	53,000	58,174
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (g)	250,000	232,003
Walmart Inc.
2.85%, 07/08/24	255,000	262,793
3.25%, 07/08/29	112,000	117,973
		2,411,638
Utilities 4.3%
Ameren Illinois Company
4.50%, 03/15/49	104,000	121,516
Berkshire Hathaway Energy Company
6.13%, 04/01/36	41,000	54,827
Calpine Corporation
5.25%, 06/01/26 (a)	100,000	101,802
Commonwealth Edison Company
3.75%, 08/15/47	42,000	43,372
DPL Inc.
4.35%, 04/15/29 (a)	130,000	131,610
Electricite de France
4.50%, 09/21/28 (a)	200,000	219,266
Enel S.p.A
8.75%, 09/24/73 (a) (c)	165,000	189,756
Exelon Corporation
5.10%, 06/15/45	67,000	77,908
FirstEnergy Corp.
3.90%, 07/15/27	75,000	78,668
Indiana Michigan Power Company
4.25%, 08/15/48	69,000	75,764
Nevada Power Company
3.70%, 05/01/29	159,000	169,955
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	146,000	149,679
Southern California Edison Company
4.13%, 03/01/48	46,000	46,099
The AES Corporation
4.00%, 03/15/21	91,000	92,621
5.50%, 04/15/25	254,000	264,221
The Southern Company
2.95%, 07/01/23	211,000	213,850
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	171,000	172,278
5.00%, 07/31/27 (a)	58,000	59,996
		2,263,188
Consumer Discretionary 4.0%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (g)	93,000	91,846
Adient US LLC
7.00%, 05/15/26 (a)	13,000	13,375
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (g)	135,000	134,638
Beazer Homes USA, Inc.
5.88%, 10/15/27	53,000	46,044
Delphi Technologies PLC
5.00%, 10/01/25 (a)	66,000	58,740
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	108,852
GLP Financing, LLC
5.38%, 04/15/26	51,000	55,209
5.75%, 06/01/28	15,000	16,537
IHO Verwaltungs GmbH
4.63%, 05/15/27, EUR (a) (k)	100,000	112,340
KB Home
7.50%, 09/15/22	104,000	115,787
KFC Holding Co.
5.00%, 06/01/24 (a)	8,000	8,261
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (g)	138,000	135,006
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (a)	120,000	121,045
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	205,000	211,172
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (a)	140,000	164,326
	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	113,000	113,988
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	258,000	260,516
The Home Depot, Inc.
2.13%, 09/15/26	146,000	142,859
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	130,000	131,672
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	58,000	60,327
		2,102,540
Information Technology 2.0%
Broadcom Corporation
3.88%, 01/15/27	54,000	52,928
Broadcom Inc.
4.25%, 04/15/26 (a)	130,000	132,756
Fiserv, Inc.
2.25%, 07/01/25, GBP	100,000	126,636
International Business Machines Corporation
4.25%, 05/15/49	114,000	122,267
Microsoft Corporation
3.45%, 08/08/36	156,000	164,640
3.95%, 08/08/56	90,000	99,313
NXP B.V.
4.13%, 06/01/21 (a)	167,000	170,792
Oracle Corporation
4.00%, 11/15/47	82,000	88,128
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	83,000	83,166
ViaSat, Inc.
5.63%, 04/15/27 (a)	43,000	44,734
		1,085,360
Real Estate 1.1%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	35,421
4.50%, 12/01/28	145,000	160,451
Crown Castle International Corp.
2.25%, 09/01/21	57,000	56,732
Equinix, Inc.
2.88%, 10/01/25, EUR	150,000	177,790
HCP, Inc.
3.25%, 07/15/26	25,000	25,182
3.50%, 07/15/29	45,000	45,175
Realty Income Corporation
3.25%, 06/15/29	109,000	110,957
		611,708
Total Corporate Bonds And Notes (cost $37,162,144)		38,556,166
GOVERNMENT AND AGENCY OBLIGATIONS 8.5%
U.S. Treasury Securities 4.6%
U.S. Treasury Bond
2.50%, 02/15/46	579,000	575,200
3.00%, 02/15/48	86,000	94,062
U.S. Treasury Note
1.63%, 05/31/23	243,000	241,937
2.13%, 05/15/25	161,000	163,641
2.88%, 07/31/25	284,000	300,862
1.88%, 06/30/26 (l)	240,000	240,000
1.50%, 08/15/26	65,000	63,304
2.25%, 08/15/27	420,000	429,844
3.13%, 11/15/28	265,000	290,506
		2,399,356
Mortgage-Backed Securities 3.6%
Federal Home Loan Mortgage Corporation
4.00%, 11/01/40	247,512	260,928
3.00%, 08/01/46 - 11/01/46	52,067	52,894
3.50%, 11/01/47	19,993	20,585
Federal National Mortgage Association, Inc.
3.00%, 08/01/30 - 04/01/31	80,836	82,720
3.00%, 03/01/33 - 04/01/46	271,662	277,111
3.50%, 11/01/45 - 01/01/48	370,206	382,256
4.50%, 12/01/43 - 07/01/48	232,501	244,863
4.00%, 10/01/44 - 08/01/48	68,872	71,679

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
Government National Mortgage Association
3.50%, 04/20/46	10,912	11,318
3.50%, 08/20/46 - 09/20/46	340,990	352,947
4.00%, 07/20/47	153,479	160,177
		1,917,478
Municipal 0.3%
The Port Authority of New York and New Jersey
4.46%, 10/01/62	130,000	155,557
Total Government And Agency Obligations (cost $4,274,542)		4,472,391
SENIOR LOAN INTERESTS 7.9%
Consumer Discretionary 1.5%
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (c)	144,795	143,483
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (c)	49,250	49,176
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (c)	68,245	67,072
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (c)	40,741	40,366
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (c)	50,819	50,351
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (c)	266,660	266,439
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (c)	160,000	160,166
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (c)	40,144	40,124
		817,177
Communication Services 1.4%
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (c)	221,625	216,208
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (c)	71,892	70,394
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (c)	59,782	59,838
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (c) (m)	150,116	149,553
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (c) (m)	67,000	66,079
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (c)	159,552	156,959
		719,031
Materials 1.3%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (c)	155,463	149,957
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (c)	129,000	128,920
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (c) (m)	200,901	200,650
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (c)	123,430	109,050
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (c)	121,000	119,261
		707,838
Health Care 1.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (c)	77,837	73,322
	Shares/Par[1]	Value ($)
2017 2nd Lien Term Loan, 10.19%, (3M LIBOR + 7.75%), 08/09/25 (c)	55,000	48,583
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (c)	156,287	154,979
Phoenix Guarantor Inc
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 02/12/26 (c)	138,889	138,160
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (c)	198,500	197,188
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (c)	500	497
		612,729
Energy 0.9%
California Resources Corporation
2017 1st Lien Term Loan, 7.05%, (3M LIBOR + 4.75%), 11/08/22 (c)	101,000	96,383
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (c) (e)	123,003	112,548
Equitrans Midstream Corporation
Term Loan B, 6.90%, (3M LIBOR + 4.50%), 12/13/23 (c)	74,812	75,140
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (c)	82,414	82,260
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (c)	100,242	98,953
		465,284
Industrials 0.6%
Gol LuxCo S.A.
1st Lien Term Loan, 6.50%, 08/18/20 (e)	165,000	166,650
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (c)	146,600	145,410
		312,060
Utilities 0.4%
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (c)	149,223	148,330
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (c)	75,000	75,187
		223,517
Financials 0.3%
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (c)	85,766	85,852
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (c)	96,266	96,008
		181,860
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (c)	93,715	93,481
Information Technology 0.1%
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (c)	65,670	63,638
Total Senior Loan Interests (cost $4,227,543)		4,196,615
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.5%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (a)	152,212	155,027
Series 2013-A-2, 4.95%, 01/15/23	25,530	26,782
Series 2016-AA-2, 3.20%, 06/15/28	158,737	160,801
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (a)	338,000	339,274
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	29,202	29,178
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	44,674	44,763
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	113,000	113,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	171,163	171,510
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	56,250	56,247
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (c)	118,009	119,807
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	73,354	73,542
Series 2017-A3-2, 2.19%, 10/24/22 (a)	155,000	154,837
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	33,664	33,722
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (a)	125,835	126,340
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (a)	129,125	129,798
Series 2018-A-3A, 3.35%, 08/15/22 (a)	51,997	52,272
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	250,000	250,298
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20 (a)	138,000	138,633
Series 2018-A3-1, 2.60%, 06/15/21 (a)	125,000	125,378
Series 2018-A4-1, 2.83%, 06/17/24 (a)	100,000	101,040
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (a)	392,000	404,741
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (a)	143,569	144,227
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (a)	119,427	119,566
United Airlines, Inc.
Series 2012-A-2, 4.00%, 10/29/24	100,574	104,939
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	18,318	18,325
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (a)	112,000	112,532
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	125,000	129,887
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,370,214)		3,436,566
INVESTMENT COMPANIES 1.0%
SPDR Bloomberg Barclays High Yield Bond ETF	4,966	540,996
Total Investment Companies (cost $525,561)		540,996
COMMON STOCKS 0.2%
Energy 0.2%
Chaparral Energy, Inc. (h)	117	551
Chaparral Energy, Inc. - Class A (h)	12,574	59,224
Denbury Resources Inc. (h)	26,197	32,484
		92,259
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	5,897	27,834
iHeartMedia, Inc. (e) (f) (h)	229,000	—
iHeartMedia, Inc. - Class A (f) (h)	284	4,274
		32,108
Total Common Stocks (cost $399,393)		124,367
WARRANTS 0.1%
iHeartMedia, Inc. (f) (h) (n)	2,133	32,102
Total Warrants (cost $39,382)		32,102
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (f) (h) (o)	2,309,000	—
Quicksilver Resources Inc. Escrow (e) (f) (h) (o)	291,000	—
T-Mobile USA Inc. Escrow (e) (f) (h) (o)	54,000	—
T-Mobile USA Inc. Escrow (e) (h) (o)	77,000	—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (p)	1,310,905	1,310,906
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (p)	827,878	827,878
Total Short Term Investments (cost $2,138,784)		2,138,784
Total Investments 100.9% (cost $52,137,563)		53,497,987
Other Derivative Instruments (0.0)%		(165)
Other Assets and Liabilities, Net (0.9)%		(478,791)
Total Net Assets 100.0%		53,019,031

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $19,683,447 and 37.1% of the fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(g) All or a portion of the security was on loan as of June 30, 2019.

(h) Non-income producing security.

(i) As of June 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security is restricted to resale to institutional investors. See the table of Restricted Securities below.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $240,142.

(m) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao S/A, 0.00%, 11/01/22	06/30/18	80,155	84,234	0.2

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Delayed Draw Term Loan	24.875	188
	24,875	188

PPM Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	14	September 2019	1,896,497	438	37,253
United States 2 Year Note	1	October 2019	213,962	(41)	1,216
United States 5 Year Note	9	October 2019	1,055,716	—	7,691
United States Long Bond	10	September 2019	1,523,567	(1,250)	32,370
				(853)	78,530
Short Contracts
United States 10 Year Note	(50)	September 2019	(6,303,905)	(1,562)	(94,533)
United States Ultra Bond	(12)	September 2019	(2,079,522)	2,250	(51,227)
				688	(145,760)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.3%
Financials 24.1%
Bank of America Corporation	5,700	165,300
Citigroup Inc.	2,500	175,075
Hartford Financial Services Group Inc.	3,600	200,592
Huntington Bancshares Inc.	8,500	117,470
JPMorgan Chase & Co.	1,450	162,110
Lincoln National Corp.	2,200	141,790
Morgan Stanley	3,400	148,954
PNC Financial Services Group Inc.	700	96,096
Synovus Financial Corp.	3,800	133,000
The Allstate Corporation	1,600	162,704
The Goldman Sachs Group, Inc.	700	143,220
Wells Fargo & Co.	3,100	146,692
		1,793,003
Health Care 16.1%
AbbVie Inc.	2,300	167,256
Cigna Corp.	1,200	189,060
CVS Health Corp.	2,800	152,572
Gilead Sciences Inc.	2,900	195,924
McKesson Corporation	1,400	188,146
Merck & Co., Inc.	1,200	100,620
Pfizer Inc.	4,700	203,604
		1,197,182
Information Technology 14.0%
Ads Alliance Data Systems Inc.	750	105,098
Apple Inc.	900	178,128
Avnet, Inc.	2,800	126,756
Cisco Systems, Inc.	2,400	131,352
Intel Corp.	1,600	76,592
International Business Machines Corp.	500	68,950
Leidos Holdings Inc.	2,000	159,700
Microsoft Corp.	900	120,564
Nuance Communications, Inc. (a)	4,400	70,268
		1,037,408
Consumer Discretionary 9.4%
Best Buy Co., Inc.	1,000	69,730
Foot Locker Inc.	2,000	83,840
General Motors Company	4,900	188,797
Macy's, Inc.	4,000	85,840
Newell Brands Inc.	7,400	114,108
Royal Caribbean Cruises Ltd.	1,300	157,573
		699,888
	Shares/Par[1]	Value ($)
Industrials 8.7%
Caterpillar Inc.	1,100	149,919
Delta Air Lines Inc.	2,900	164,575
Spirit Aerosystems Holdings Inc. - Class A	1,800	146,466
Terex Corp.	2,300	72,220
Textron Inc.	2,200	116,688
		649,868
Energy 8.4%
Apache Corporation	5,700	165,129
Chevron Corp.	1,600	199,104
Halliburton Co.	6,000	136,440
National Oilwell Varco Inc.	2,800	62,244
Occidental Petroleum Corp.	1,300	65,364
		628,281
Communication Services 7.2%
AT&T Inc.	5,900	197,709
Comcast Corporation - Class A	3,500	147,980
Viacom Inc. - Class B	6,400	191,168
		536,857
Consumer Staples 4.9%
Altria Group, Inc.	2,600	123,110
Archer-Daniels-Midland Company	3,500	142,800
Campbell Soup Co.	2,400	96,168
		362,078
Utilities 3.3%
The AES Corporation	7,200	120,672
Vistra Energy Corp.	5,400	122,256
		242,928
Materials 3.2%
Berry Global Group, Inc. (a)	2,300	120,957
Nucor Corp.	2,100	115,710
		236,667
Total Common Stocks (cost $7,650,985)		7,384,160
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (b)	42,618	42,618
Total Short Term Investments (cost $42,618)		42,618
Total Investments 99.9% (cost $7,693,603)		7,426,778
Other Assets and Liabilities, Net 0.1%		10,800
Total Net Assets 100.0%		7,437,578

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.7%
Financials 23.6%
American Financial Group, Inc.	1,300	133,211
Hartford Financial Services Group Inc.	2,500	139,300
Home Bancshares Inc.	4,600	88,596
Huntington Bancshares Inc.	10,300	142,346
Janus Henderson Group PLC	6,300	134,820
Lincoln National Corp.	1,300	83,785
Reinsurance Group of America Inc.	900	140,427
Sterling Bancorp	2,700	57,456
Synovus Financial Corp.	3,900	136,500
TCF Financial Corp.	6,600	137,214
The Allstate Corporation	1,100	111,859
		1,305,514
Consumer Discretionary 14.5%
American Axle & Manufacturing Holdings, Inc. (a)	11,500	146,740
Best Buy Co., Inc.	1,000	69,730
Foot Locker Inc.	2,000	83,840
Helen of Troy Ltd (a)	850	111,001
Macy's, Inc.	2,500	53,650
Newell Brands Inc.	6,500	100,230
Penske Automotive Group, Inc.	1,700	80,410
Royal Caribbean Cruises Ltd.	1,175	142,422
Tupperware Brands Corp.	800	15,224
		803,247
Information Technology 11.9%
Avnet, Inc.	1,900	86,013
Belden Inc.	1,600	95,312
CACI International Inc. - Class A (a)	350	71,607
Leidos Holdings Inc.	1,050	83,842
Nuance Communications, Inc. (a)	3,400	54,298
Semtech Corp. (a)	2,000	96,100
Teradata Corporation (a)	1,400	50,190
Teradyne Inc.	1,200	57,492
Western Digital Corp.	1,400	66,570
		661,424
Industrials 11.9%
Delta Air Lines Inc.	2,000	113,500
Kennametal Inc.	3,900	144,261
Spirit Aerosystems Holdings Inc. - Class A	1,600	130,192
Terex Corp.	4,300	135,020
Textron Inc.	2,600	137,904
		660,877
Materials 8.6%
Allegheny Technologies Incorporated (a)	2,100	52,920
	Shares/Par[1]	Value ($)
Berry Global Group, Inc. (a)	1,500	78,885
Huntsman Corp.	4,200	85,848
Nucor Corp.	900	49,590
Reliance Steel & Aluminum Co.	1,300	123,006
Steel Dynamics Inc.	2,800	84,560
		474,809
Health Care 6.9%
Cigna Corp.	575	90,591
Magellan Health Services Inc. (a)	1,300	96,499
McKesson Corporation	1,000	134,390
Mednax, Inc. (a)	2,400	60,552
		382,032
Utilities 6.2%
PNM Resources, Inc.	2,500	127,275
The AES Corporation	6,200	103,912
Vistra Energy Corp.	5,000	113,200
		344,387
Energy 5.3%
Apache Corporation	1,600	46,352
National Oilwell Varco Inc.	2,100	46,683
Patterson-UTI Energy Inc.	4,800	55,248
PBF Energy Inc. - Class A	4,600	143,980
		292,263
Communication Services 4.5%
Meredith Corp.	2,000	110,120
Viacom Inc. - Class B	4,700	140,389
		250,509
Consumer Staples 4.4%
Campbell Soup Co.	2,800	112,196
Ingredion Inc.	1,600	131,984
		244,180
Real Estate 1.9%
Regency Centers Corp.	1,550	103,447
Total Common Stocks (cost $5,718,097)		5,522,689
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (b)	13,580	13,580
Total Short Term Investments (cost $13,580)		13,580
Total Investments 99.9% (cost $5,731,677)		5,536,269
Other Assets and Liabilities, Net 0.1%		3,394
Total Net Assets 100.0%		5,539,663

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.3%
Financials 19.9%
Axos Financial, Inc. (a)	8,800	239,800
Banc of California, Inc.	14,100	196,977
Cadence Bancorporation - Class A	10,700	222,560
Home Bancshares Inc.	10,200	196,452
Independent Bank Corp.	3,200	243,680
Janus Henderson Group PLC	9,000	192,600
Renasant Corporation	6,700	240,798
Sterling Bancorp	8,500	180,880
TCF Financial Corp.	11,700	243,243
		1,956,990
Industrials 17.8%
Aerojet Rocketdyne Holdings, Inc. (a)	3,300	147,741
Apogee Enterprises, Inc.	5,300	230,232
GATX Corp.	3,100	245,799
Kennametal Inc.	6,800	251,532
SkyWest Inc.	4,000	242,680
Steelcase Inc. - Class A	6,100	104,310
Terex Corp.	7,800	244,920
Triumph Group Inc.	12,700	290,830
		1,758,044
Information Technology 16.3%
Belden Inc.	4,000	238,280
Benchmark Electronics, Inc.	4,000	100,480
CACI International Inc. - Class A (a)	1,150	235,279
CSG Systems International Inc.	3,200	156,256
Electronics for Imaging Inc. (a)	3,100	114,421
Photronics Inc. (a)	10,000	82,000
Semtech Corp. (a)	4,000	192,200
SYNNEX Corporation	1,700	167,280
Teradata Corporation (a)	2,100	75,285
Teradyne Inc.	2,100	100,611
Verint Systems Inc. (a)	2,700	145,206
		1,607,298
Consumer Discretionary 14.7%
American Axle & Manufacturing Holdings, Inc. (a)	21,000	267,960
Helen of Troy Ltd (a)	1,800	235,062
Party City Holdco Inc. (a) (b)	20,000	146,600
Penske Automotive Group, Inc.	5,500	260,150
Skechers U.S.A. Inc. - Class A (a)	6,700	210,983
Tower International Inc.	12,500	243,750
Tupperware Brands Corp.	4,400	83,732
		1,448,237
Energy 7.5%
Diamond Offshore Drilling, Inc. (a) (b)	11,500	102,005
	Shares/Par[1]	Value ($)
Helix Energy Solutions Group, Inc. (a)	24,600	212,298
Patterson-UTI Energy Inc.	15,200	174,952
PBF Energy Inc. - Class A	8,000	250,400
		739,655
Health Care 6.6%
Integer Holdings Corporation (a)	2,400	201,408
Magellan Health Services Inc. (a)	3,500	259,805
Mednax, Inc. (a)	6,000	151,380
Owens & Minor Inc.	12,600	40,320
		652,913
Materials 5.2%
Allegheny Technologies Incorporated (a)	8,500	214,200
Olin Corp.	8,800	192,808
Reliance Steel & Aluminum Co.	1,100	104,082
		511,090
Consumer Staples 3.3%
Cott Corporation (c)	17,700	236,295
Ingredion Inc.	1,100	90,739
		327,034
Real Estate 3.1%
DiamondRock Hospitality Co.	9,200	95,128
Kite Realty Naperville, LLC	14,000	211,820
		306,948
Communication Services 2.5%
Meredith Corp.	4,400	242,264
Utilities 2.4%
PNM Resources, Inc.	4,600	234,186
Total Common Stocks (cost $10,401,876)		9,784,659
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (d)	100,625	100,625
Investment Companies 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.32% (d)	28,058	28,058
Total Short Term Investments (cost $128,683)		128,683
Total Investments 100.6% (cost $10,530,559)		9,913,342
Other Assets and Liabilities, Net (0.6)%		(58,457)
Total Net Assets 100.0%		9,854,885

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

Important Disclosures and Glossary

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776) or by visiting www.ppmamerica.com/ppmfunds/.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest rate and liquidity. Investments in asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured finance investments, are subject to declines in prepayment activity during times of rising interest rates, which may lengthen the duration of the security. Investments in derivatives can be highly volatile, and the gains or losses from derivatives can be substantially greater than those that would have occurred if a Fund had not used such instruments. Additionally, a Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments including leverage, liquidity, interest rate, market, counterparty and credit risk. Investments in equity securities generally have greater price volatility than fixed-income securities. As a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions, the price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 49

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2019

Currency Abbreviations:

EUR - European Currency Unit (Euro)
GBP - British Pound
USD - United States Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP – Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
PRIME - Wall Street Journal Prime Rate
REMIC - Real Estate Mortgage Investment Conduit
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Options are quoted in number of contracts or notional. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2019

	PPM Core Plus Fixed Income Fund	PPM Credit Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund
Assets
Investments - unaffiliated, at value	$55,913,876	$54,367,542	$52,761,813	$55,475,152	$56,713,514
Variation margin on futures	63	3,563	—	125	2,568
Cash	—	—	231,348	—	—
Receivable from:
Investment securities sold	390,729	49,275	773,883	426,584	430,131
Fund shares sold	115,999	133,940	177,996	202,331	156,632
Dividends and interest	336,855	508,581	110,002	722,466	388,132
Adviser	6,909	6,815	4,714	4,687	2,539
Deposits with brokers and counterparties	47,221	59,007	5,489	32,382	201,471
Other assets	10,955	10,754	15,016	10,790	12,127
Total assets	56,822,607	55,139,477	54,080,261	56,874,517	57,907,114
Liabilities
Cash overdraft	109,192	89,120	—	192,426	48,137
Foreign currency overdraft	17	—	—	—	—
Securities sold short, at value	—	—	—	—	5,150,654
Variation margin on futures	3,299	5,852	95	644	1,938
Variation margin on swap agreements	239	—	—	—	1,791
Payable for:
Investment securities purchased	2,450,903	507,722	2,067,515	1,136,684	1,143,246
Return of securities loaned	42,640	437,060	162,943	2,262,375	—
Dividends/interest on securities sold short	—	—	—	—	72,673
Interest expense and brokerage charges	—	—	—	—	3,988
Advisory fees	17,639	19,696	23,361	22,527	21,004
Administrative fees	4,410	4,377	4,247	4,096	4,201
Dividends	9,073	10,291	13,716	14,943	9,861
Chief compliance officer fees	2,101	2,071	2,075	2,084	2,050
Other expenses	5,635	5,535	5,561	5,565	5,600
Total liabilities	2,645,148	1,081,724	2,279,513	3,641,344	6,465,143
Net assets	$54,177,459	$54,057,753	$51,800,748	$53,233,173	$51,441,971
Net assets consist of:
Paid-in capital	$51,951,309	$51,607,319	$53,054,061	$53,427,323	$52,394,138
Total distributable earnings (loss)	2,226,150	2,450,434	(1,253,313)	(194,150)	(952,167)
Net assets	$54,177,459	$54,057,753	$51,800,748	$53,233,173	$51,441,971
Net assets - Institutional Class	$54,177,459	$54,057,753	$51,800,748	$53,233,173	$51,441,971
Shares outstanding - Institutional Class	5,195,798	5,161,873	5,335,660	5,350,731	5,246,764
Net asset value per share - Institutional Class	$10.43	$10.47	$9.71	$9.95	$9.80
Investments - unaffiliated, at cost	$53,927,060	$51,819,127	$53,662,808	$54,544,235	$55,861,477
Proceeds from securities sold short	—	—	—	—	4,795,710
Securities on loan included in
investments - unaffiliated, at value	41,905	431,182	160,054	2,226,413	—

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2019

	PPM Strategic Income Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Assets
Investments - unaffiliated, at value	$53,497,987	$7,426,778	$5,536,269	$9,913,342
Variation margin on futures	2,688	—	—	—
Cash	150,377	—	—	1,334
Foreign currency	480,385	—	—	—
Receivable from:
Investment securities sold	353,408	—	110,059	135,929
Fund shares sold	147,025	—	—	—
Dividends and interest	477,063	13,883	11,557	8,049
Adviser	4,654	1,000	715	946
Deposits with brokers and counterparties	65,912	—	—	—
Other assets	11,353	1,081	882	1,634
Total assets	55,190,852	7,442,742	5,659,482	10,061,234
Liabilities
Variation margin on futures	2,853	—	—	—
Payable for:
Investment securities purchased	1,295,803	—	115,410	97,305
Return of securities loaned	827,878	—	—	100,625
Interest expense and brokerage charges	712	—	—	—
Advisory fees	21,548	3,587	3,069	6,186
Administrative fees	4,309	598	438	773
Dividends	11,109	—	—	—
Chief compliance officer fees	2,071	263	217	402
Other expenses	5,538	716	685	1,058
Total liabilities	2,171,821	5,164	119,819	206,349
Net assets	$53,019,031	$7,437,578	$5,539,663	$9,854,885
Net assets consist of:
Paid-in capital	$52,144,856	$7,735,143	$6,045,816	$10,850,124
Total distributable earnings (loss)	874,175	(297,565)	(506,153)	(995,239)
Net assets	$53,019,031	$7,437,578	$5,539,663	$9,854,885
Net assets - Institutional Class	$53,019,031	$7,437,578	$5,539,663	$9,854,885
Shares outstanding - Institutional Class	5,217,463	780,872	611,832	1,065,521
Net asset value per share - Institutional Class	$10.16	$9.52	$9.05	$9.25
Investments - unaffiliated, at cost	$52,137,563	$7,693,603	$5,731,677	$10,530,559
Foreign currency cost	490,097	—	—	—
Securities on loan included in
investments - unaffiliated, at value	814,771	—	—	233,945

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2019

	PPM Core Plus Fixed Income Fund	PPM Credit Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund
Investment income
Dividends	$17,425	$9,287	$28,506	$72,002	$65,918
Interest	948,626	1,064,938	1,420,629	1,522,468	1,191,085
Securities lending	790	3,343	1,388	21,929	—
Total investment income	966,841	1,077,568	1,450,523	1,616,399	1,257,003

Expenses
Advisory fees	103,152	114,633	139,291	140,454	125,291
Administrative fees	25,788	25,474	25,325	25,537	25,058
Legal fees	7,345	7,232	7,270	7,276	7,183
Transfer agent fees	7,103	7,015	7,068	7,041	6,983
Board of trustee fees	9,974	9,820	9,869	9,876	9,753
Chief compliance officer fees	7,226	7,114	7,153	7,157	7,068
Registration and filing fees	4,753	4,675	4,705	4,696	4,654
Dividends/interest on securities sold short	—	—	—	—	93,291
Net short holdings borrowing fees	—	—	—	—	23,237
Other expenses	3,126	3,123	2,960	2,973	2,680
Total expenses	168,467	179,086	203,641	205,010	305,198
Expense waiver	(39,487)	(38,920)	(26,333)	(26,182)	(13,231)
Net expenses	128,980	140,166	177,308	178,828	291,967
Net investment income (loss)	837,861	937,402	1,273,215	1,437,571	965,036

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	285,061	230,354	(223,449)	(801,998)	104,670
Securities sold short	—	—	—	—	(63,652)
Futures	98,227	(155,655)	(38,740)	(228,685)	(977,915)
Swap agreements	(436)	—	—	—	(48,394)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	2,599,329	3,848,702	1,743,048	4,582,454	2,882,089
Investment securities sold short	—	—	—	—	(419,846)
Foreign currency	(17)	—	—	—	—
Futures	(23,990)	15,188	6,666	32,000	173,949
Swap agreements	5,909	—	—	—	(49,165)
Net realized and unrealized gain (loss)	2,964,083	3,938,589	1,487,525	3,583,771	1,601,736
Change in net assets from operations	$3,801,944	$4,875,991	$2,760,740	$5,021,342	$2,566,772

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2019

	PPM Strategic Income Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Investment income
Dividends	$32,588	$97,586	$62,583	$85,119
Foreign taxes withheld	—	—	—	(274)
Interest	1,214,333	—	—	—
Securities lending	7,290	12	66	250
Total investment income	1,254,211	97,598	62,649	85,095

Expenses
Advisory fees	126,867	20,209	18,439	38,016
Administrative fees	25,373	3,368	2,634	4,752
Legal fees	7,239	907	751	1,390
Transfer agent fees	7,017	2,611	2,508	2,946
Board of trustee fees	9,827	1,229	1,017	1,878
Chief compliance officer fees	7,121	891	738	1,365
Registration and filing fees	4,679	577	476	874
Dividends/interest on securities sold short	11,225	—	—	—
Net short holdings borrowing fees	2,541	—	—	—
Other expenses	3,155	368	305	564
Total expenses	205,044	30,160	26,868	51,785
Expense waiver	(26,096)	(4,885)	(3,147)	(4,229)
Net expenses	178,948	25,275	23,721	47,556
Net investment income (loss)	1,075,263	72,323	38,928	37,539

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	40,939	(99,485)	(293,667)	(361,949)
Securities sold short	(41,477)	—	—	—
Foreign currency	(2,529)	—	—	—
Futures	(281,729)	—	—	—
Swap agreements	6,310	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	3,323,198	683,539	838,970	1,602,100
Investment securities sold short	(6,451)	—	—	—
Foreign currency	(9,885)	—	—	—
Futures	40,182	—	—	—
Swap agreements	16,934	—	—	—
Net realized and unrealized gain (loss)	3,085,492	584,054	545,303	1,240,151
Change in net assets from operations	$4,160,755	$656,377	$584,231	$1,277,690

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2019

	PPM Core Plus Fixed Income Fund	PPM Credit Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund
Operations
Net investment income (loss)	$837,861	$937,402	$1,273,215	$1,437,571	$965,036
Net realized gain (loss)	382,852	74,699	(262,189)	(1,030,683)	(985,291)
Net change in unrealized appreciation
(depreciation)	2,581,231	3,863,890	1,749,714	4,614,454	2,587,027
Change in net assets from operations	3,801,944	4,875,991	2,760,740	5,021,342	2,566,772
Distributions to shareholders
From distributable earnings
Institutional Class	(821,528)	(916,409)	(1,281,993)	(1,407,266)	(928,604)
Total distributions to shareholders	(821,528)	(916,409)	(1,281,993)	(1,407,266)	(928,604)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	362,585	362,585	363,021	362,587	362,585
Reinvestment of distributions
Institutional Class	699,671	780,516	1,091,833	1,198,533	928,604
Cost of shares redeemed
Institutional Class	(63,323)	(63,391)	(62,010)	(62,672)	(61,641)
Change in net assets from
share transactions	998,933	1,079,710	1,392,844	1,498,448	1,229,548
Change in net assets	3,979,349	5,039,292	2,871,591	5,112,524	2,867,716
Net assets beginning of period	50,198,110	49,018,461	48,929,157	48,120,649	48,574,255
Net assets end of period	$54,177,459	$54,057,753	$51,800,748	$53,233,173	$51,441,971

[1]Share transactions
Shares sold
Institutional Class	35,743	35,879	37,367	36,845	37,066
Reinvestment of distributions
Institutional Class	68,723	76,859	112,284	121,963	94,932
Shares redeemed
Institutional Class	(6,235)	(6,258)	(6,363)	(6,351)	(6,290)
Change in shares
Institutional Class	98,231	106,480	143,288	152,457	125,708
Purchases and sales of long term
investments
Purchase of securities	$14,820,001	$20,165,889	$13,828,191	$23,500,273	$21,201,335
Purchase of U.S. government securities	7,525,041 (a)	9,465,619	—	—	—
Total purchases	$22,345,042	$29,631,508	$13,828,191	$23,500,273	$21,201,335
Proceeds from sales of securities	$16,359,829	$18,222,300	$14,403,005	$22,668,883	$20,474,246
Proceeds from sales of U.S. government
securities	6,053,329 (a)	9,921,411	—	—	—
Total proceeds from sales	$22,413,158	$28,143,711	$14,403,005	$22,668,883	$20,474,246
Securities sold short covers	$—	$—	$—	$—	$1,015,549
Securities sold short proceeds	$—	$—	$—	$—	$2,854,154

(a)	Amounts exclude $1,160,965 and $92,098 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2019

	PPM Strategic Income Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Operations
Net investment income (loss)	$1,075,263	$72,323	$38,928	$37,539
Net realized gain (loss)	(278,486)	(99,485)	(293,667)	(361,949)
Net change in unrealized appreciation
(depreciation)	3,363,978	683,539	838,970	1,602,100
Change in net assets from operations	4,160,755	656,377	584,231	1,277,690
Distributions to shareholders
From distributable earnings
Institutional Class	(1,043,354)	—	—	—
Total distributions to shareholders	(1,043,354)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	363,021	1,305,829	435,277	445,277
Reinvestment of distributions
Institutional Class	888,600	—	—	—
Cost of shares redeemed
Institutional Class	(62,926)	(217,357)	(70,256)	(71,291)
Change in net assets from
share transactions	1,188,695	1,088,472	365,021	373,986
Change in net assets	4,306,096	1,744,849	949,252	1,651,676
Net assets beginning of period	48,712,935	5,692,729	4,590,411	8,203,209
Net assets end of period	$53,019,031	$7,437,578	$5,539,663	$9,854,885

[1]Share transactions
Shares sold
Institutional Class	36,401	136,177	47,351	47,555
Reinvestment of distributions
Institutional Class	88,989	—	—	—
Shares redeemed
Institutional Class	(6,299)	(22,593)	(7,631)	(7,603)
Change in shares
Institutional Class	119,091	113,584	39,720	39,952
Purchases and sales of long term
investments
Purchase of securities	$19,712,346	$2,050,182	$1,648,495	$2,492,140
Purchase of U.S. government securities	2,464,998	—	—	—
Total purchases	$22,177,344	$2,050,182	$1,648,495	$2,492,140
Proceeds from sales of securities	$20,902,421	$898,430	$1,236,133	$2,130,420
Proceeds from sales of U.S. government
securities	889,807	—	—	—
Total proceeds from sales	$21,792,228	$898,430	$1,236,133	$2,130,420
Securities sold short covers	$664,620	$—	$—	$—
Securities sold short proceeds	$120,723	$—	$—	$—

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2018

	PPM Core Plus Fixed Income Fund(a)	PPM Credit Fund(a)	PPM Floating Rate Income Fund(b)	PPM High Yield Core Fund(a)	PPM Long Short Credit Fund(a)
Operations
Net investment income (loss)	$762,912	$865,562	$1,331,490	$1,290,044	$840,161
Net realized gain (loss)	(181,153)	(117,258)	(55,152)	24,299	(39,987)
Net change in unrealized appreciation
(depreciation)	(560,344)	(1,317,633)	(2,659,709)	(3,727,070)	(2,370,301)
Change in net assets from operations	21,415	(569,329)	(1,383,371)	(2,412,727)	(1,570,127)
Distributions to shareholders
From distributable earnings
Institutional Class	(789,149)	(949,736)	(1,348,828)	(1,412,909)	(1,039,348)
Total distributions to shareholders	(789,149)	(949,736)	(1,348,828)	(1,412,909)	(1,039,348)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	50,282,086	49,708,470	90,407,643	50,724,773	50,133,382
Reinvestment of distributions
Institutional Class	671,758	818,056	1,186,479	1,210,512	1,039,348
Cost of shares redeemed
Institutional Class	—	—	(39,943,766)	—	—
Change in net assets from
share transactions	50,953,844	50,526,526	51,650,356	51,935,285	51,172,730
Change in net assets	50,186,110	49,007,461	48,918,157	48,109,649	48,563,255
Net assets beginning of year	12,000	11,000	11,000	11,000	11,000
Net assets end of year	$50,198,110	$49,018,461	$48,929,157	$48,120,649	$48,574,255

[1]Share transactions
Shares sold
Institutional Class	5,029,490	4,972,032	9,109,027	5,073,616	5,013,379
Reinvestment of distributions
Institutional Class	68,077	83,361	121,148	124,658	106,576
Shares redeemed
Institutional Class	—	—	(4,038,803)	—	—
Change in shares
Institutional Class	5,097,567	5,055,393	5,191,372	5,198,274	5,119,955
(a)	Period from commencement of operations July 16, 2018.
(b)	Period from commencement of operations May 1, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2018

	PPM Strategic Income Fund(a)	PPM Large Cap Value Fund(b)	PPM Mid Cap Value Fund(b)	PPM Small Cap Value Fund(b)
Operations
Net investment income (loss)	$2,693,930	$82,389	$49,753	$36,923
Net realized gain (loss)	(191,290)	58,923	50,256	174,490
Net change in unrealized appreciation
(depreciation)	(5,348,730)	(950,364)	(1,034,378)	(2,219,317)
Change in net assets from operations	(2,846,090)	(809,052)	(934,369)	(2,007,904)
Distributions to shareholders
From distributable earnings
Institutional Class	(1,247,974)	(145,178)	(156,015)	(268,510)
Total distributions to shareholders	(1,247,974)	(145,178)	(156,015)	(268,510)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	407,642	6,491,339	5,513,780	15,533,780
Reinvestment of distributions
Institutional Class	1,070,823	144,620	156,015	229,843
Cost of shares redeemed
Institutional Class	(70,000,000)	—	—	(5,295,000)
Change in net assets from
share transactions	(68,521,535)	6,635,959	5,669,795	10,468,623
Change in net assets	(72,615,599)	5,681,729	4,579,411	8,192,209
Net assets beginning of year	121,328,534	11,000	11,000	11,000
Net assets end of year	$48,712,935	$5,692,729	$4,590,411	$8,203,209

[1]Share transactions
Shares sold
Institutional Class	40,724	649,134	552,537	1,495,594
Reinvestment of distributions
Institutional Class	109,000	17,054	19,575	28,875
Shares redeemed
Institutional Class	(6,971,159)	—	—	(500,000)
Change in shares
Institutional Class	(6,821,435)	666,188	572,112	1,024,469

(a)

PPM Strategic Income Fund commenced operations on July 2, 2018. Prior to the open of business on July 2, 2018, PPM Strategic Income Fund acquired JNL/PPM Strategic Income Fund. JNL/PPM Strategic Income Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity for the period January 1, 2018 through July 1, 2018. Shares redeemed amount has been restated to give effect to the impact of the exchange of shares due to PPM Strategic Income Fund’s acquisition of JNL/PPM America Strategic Income Fund.

(b)	Period from commencement of operations May 1, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(c)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/19		9.85		0.16		0.56		0.72		(0.14)	—	10.43		7.56	54,177	42	(d)	0.50		0.65		3.25
12/31/18	*	10.00		0.15		(0.14)		0.01		(0.16)	—	9.85		0.07	50,198	25	(d)	0.50		0.78		3.30

PPM Credit Fund

Institutional Class
06/30/19		9.70		0.18		0.74		0.92		(0.15)	—	10.47		9.86	54,058	56		0.55		0.70		3.68
12/31/18	*	10.00		0.17		(0.28)		(0.11)		(0.18)	(0.01)	9.70		(1.11)	49,018	37		0.55		0.83		3.79

PPM Floating Rate Income Fund

Institutional Class
06/30/19		9.42		0.24		0.26		0.50		(0.21)	—	9.71		5.69	51,801	28		0.70		0.80		5.03
12/31/18	*	10.00		0.29		(0.57)		(0.28)		(0.30)	—	9.42		(3.05)	48,929	34		0.70		0.95		4.41

PPM High Yield Core Fund

Institutional Class
06/30/19		9.26		0.27		0.65		0.92		(0.23)	—	9.95		10.41	53,233	46		0.70		0.80		5.63
12/31/18	*	10.00		0.25		(0.71)		(0.46)		(0.26)	(0.02)	9.26		(4.74)	48,121	18		0.70		0.92		5.53

PPM Long Short Credit Fund

Institutional Class
06/30/19		9.49		0.19		0.30		0.49		(0.18)	—	9.80		5.18	51,442	39		1.17	(e)	1.22	(e)	3.85
12/31/18	*	10.00		0.17		(0.47)		(0.30)		(0.17)	(0.04)	9.49		(3.08)	48,574	38		0.97	(e)	1.14	(e)	3.64

PPM Strategic Income Fund

Institutional Class
06/30/19		9.55		0.21		0.57		0.78		(0.17)	—	10.16		8.56	53,019	43		0.71	(e)	0.81	(e)	4.24
12/31/18	*	10.18	(g)	0.41	(g)	(0.79)	(g)	(0.38)	(g)	(0.22)	(0.03)	9.55		(3.76)	48,713	76	(f)	0.72	(e)	0.80	(e)	4.08
12/31/17		9.53	(g)	0.38	(g)	0.27	(g)	0.65	(g)	—	—	10.18	(g)	6.78	121,318	67	(f)	—		0.76		3.84
12/31/16		8.63	(g)	0.36	(g)	0.54	(g)	0.90	(g)	—	—	9.53	(g)	10.40	113,634	83	(f)	—		0.75		3.98
12/31/15		8.98	(g)	0.39	(g)	(0.74)	(g)	(0.35)	(g)	—	—	8.63	(g)	(3.92)	102,890	76	(f)	—		0.75		4.30
12/31/14		8.76	(g)	0.37	(g)	(0.15)	(g)	0.22	(g)	—	—	8.98	(g)	2.49	107,074	81	(f)	—		0.75		4.12

PPM Large Cap Value Fund

Institutional Class
06/30/19		8.53		0.10		0.89		0.99		—	—	9.52		11.61	7,438	14		0.75		0.90		2.15
12/31/18	*	10.00		0.13		(1.37)		(1.24)		(0.13)	(0.10)	8.53		(12.45)	5,693	17		0.75		1.04		1.88

PPM Mid Cap Value Fund

Institutional Class
06/30/19		8.02		0.07		0.96		1.03		—	—	9.05		12.84	5,540	24		0.90		1.02		1.48
12/31/18	*	10.00		0.09		(1.79)		(1.70)		(0.09)	(0.19)	8.02		(16.96)	4,590	24		0.90		1.18		1.34

PPM Small Cap Value Fund

Institutional Class
06/30/19		8.00		0.04		1.21		1.25		—	—	9.25		15.63	9,855	23		1.00		1.09		0.79
12/31/18	*	10.00		0.04		(1.77)		(1.73)		(0.04)	(0.23)	8.00		(17.29)	8,203	22		1.00		1.21		0.64

*

Commencement of operations was as follows: May 1, 2018 - PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund; July 16, 2018 - PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM High Yield Core Fund and PPM Long Short Credit Fund. PPM Strategic Income Fund commenced operations on July 2, 2018. Prior to the open of business on July 2, 2018, PPM Strategic Income Fund acquired JNL/PPM America Strategic Income Fund, the sole series of JNL Strategic Income Fund LLC.

(a)		Annualized for periods less than one year.
(b)		Calculated using the average shares method.
(c)		Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(d)		Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 31% in 2018 and 42% in 2019.
(e)		The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2019 (%)	December 31, 2018 (%)
PPM Long Short Credit Fund
Institutional Class – Net expenses / Total expenses [1]	0.70/0.75	0.70/0.87
PPM Strategic Income Fund
Institutional Class – Net expenses / Total expenses [1]	0.65/0.75	0.72/0.80
[1] Fund contractually waives a portion of advisory fees.
(f)		Portfolio turnover including dollar roll transactions for PPM Strategic Income Fund was 115%, 106%, 101%, 67% and 77% in 2014, 2015, 2016, 2017 and 2018, respectively.
(g)

Prior to the open of business on July 2, 2018, PPM Strategic Income Fund acquired JNL/PPM America Strategic Income Fund, the sole series of JNL Strategic Income Fund LLC. JNL/PPM America Strategic Income Fund is considered the accounting survivor for financial reporting purposes, and as a result, the per share activity has been retroactively restated to give effect to the impact of the exchange of shares.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust consists of nine series (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund, PPM Strategic Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act, except PPM Floating Rate Income Fund, which is classified as a non-diversified fund.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America. Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is an indirect wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), a US-based financial services company, which in turn is an indirect, wholly-owned subsidiary of Prudential plc.

The initial shares of each Fund were sold to PPM at a net asset value of $10.00 per share (aggregate purchase amount of $100,000). As of June 30, 2019, PPM or affiliates under common ownership owned approximately 100% of the outstanding shares of beneficial interest in each of the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rates as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund and PPM Strategic Income Fund. PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2019, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	24,162,702	—	—	24,162,702
Corporate Bonds And Notes	—	23,454,899	142,015	—	23,596,914
Non-U.S. Government Agency Asset-Backed Securities	—	4,468,612	—	—	4,468,612
Senior Loan Interests[3]	—	1,002,787	—	—	1,002,787
Short Term Investments	2,682,992	—	—	—	2,682,992
	2,682,992	53,089,000	142,015	—	55,914,007
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	85,341	—	—	—	85,341
	85,341	—	—	—	85,341
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(49,261)	—	—	—	(49,261)
Centrally Cleared Credit Default Swap Agreements	—	(2,123)	—	—	(2,123)
	(49,261)	(2,123)	—	—	(51,384)
PPM Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	46,964,965	120,976	—	47,085,941
Government And Agency Obligations	—	4,220,458	—	—	4,220,458
Non-U.S. Government Agency Asset-Backed Securities	—	1,703,094	—	—	1,703,094
Senior Loan Interests[3]	—	195,360	—	—	195,360
Short Term Investments	1,063,240	99,580	—	—	1,162,820
	1,063,240	53,183,457	120,976	—	54,367,673
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	143,585	—	—	—	143,585
	143,585	—	—	—	143,585
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(145,874)	—	—	—	(145,874)
	(145,874)	—	—	—	(145,874)
PPM Floating Rate Income Fund
Assets - Securities
Senior Loan Interests[3]	—	47,324,992	958,370	—	48,283,362
Corporate Bonds And Notes	—	1,611,666	—	—	1,611,666
Warrants	—	10,580	—	—	10,580
Common Stocks	10,265	—	—	—	10,265
Short Term Investments	2,846,259	—	—	—	2,846,259
	2,856,524	48,947,238	958,370	—	52,762,132
Liabilities - Securities
Senior Loan Interests[3]	—	(470)	—	—	(470)
	—	(470)	—	—	(470)

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Floating Rate Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(8,849)	—	—	—	(8,849)
	(8,849)	—	—	—	(8,849)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	45,917,363	345,092	—	46,262,455
Senior Loan Interests[3]	—	2,993,055	103,770	—	3,096,825
Investment Companies	1,623,268	—	—	—	1,623,268
Common Stocks	237,161	—	—	—	237,161
Warrants	—	43,600	—	—	43,600
Short Term Investments	4,211,974	—	—	—	4,211,974
	6,072,403	48,954,018	448,862	—	55,475,283
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,103	—	—	—	1,103
	1,103	—	—	—	1,103
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(44,767)	—	—	—	(44,767)
	(44,767)	—	—	—	(44,767)
PPM Long Short Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	38,610,739	142,015	—	38,752,754
Senior Loan Interests[3]	—	10,154,115	112,548	—	10,266,663
Non-U.S. Government Agency Asset-Backed Securities	—	2,949,984	—	—	2,949,984
Investment Companies	1,346,809	—	—	—	1,346,809
Government And Agency Obligations	—	340,789	—	—	340,789
Common Stocks	75,578	—	—	—	75,578
Warrants	—	35,036	—	—	35,036
Short Term Investments	2,946,089	—	—	—	2,946,089
	4,368,476	52,090,663	254,563	—	56,713,702
Liabilities - Securities
Corporate Bonds And Notes	—	(5,150,654)	—	—	(5,150,654)
	—	(5,150,654)	—	—	(5,150,654)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(264,635)	—	—	—	(264,635)
Centrally Cleared Credit Default Swap Agreements	—	(15,919)	—	—	(15,919)
	(264,635)	(15,919)	—	—	(280,554)
PPM Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	38,414,151	142,015	—	38,556,166
Government And Agency Obligations	—	4,472,391	—	—	4,472,391
Senior Loan Interests[3]	—	3,917,605	279,198	—	4,196,803
Non-U.S. Government Agency Asset-Backed Securities	—	3,436,566	—	—	3,436,566
Investment Companies	540,996	—	—	—	540,996
Common Stocks	124,367	—	—	—	124,367
Warrants	—	32,102	—	—	32,102
Other Equity Interests	—	—	—	—	—
Short Term Investments	2,138,784	—	—	—	2,138,784
	2,804,147	50,272,815	421,213	—	53,498,175
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	78,530	—	—	—	78,530
	78,530	—	—	—	78,530
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(145,760)	—	—	—	(145,760)
	(145,760)	—	—	—	(145,760)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	7,384,160	—	—	—	7,384,160
Short Term Investments	42,618	—	—	—	42,618
	7,426,778	—	—	—	7,426,778
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,522,689	—	—	—	5,522,689
Short Term Investments	13,580	—	—	—	13,580
	5,536,269	—	—	—	5,536,269
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	9,784,659	—	—	—	9,784,659
Short Term Investments	128,683	—	—	—	128,683
	9,913,342	—	—	—	9,913,342

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

between market participants upon its current sale. As of June 30, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

3 Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2019.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with the Custodian. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is generally delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

US Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in US government agencies or government sponsored enterprises. US government securities are obligations of, and in certain cases, guaranteed by, the US government, its agencies or instrumentalities. Some US government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as private placements. Unregistered securities may be classified as illiquid because there is no readily available market for sale of the

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Notes to Financial Statements (Unaudited)

June 30, 2019

securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets or Payable for Investment securities purchased in the Statements of Assets and Liabilities, as applicable, and Net change in unrealized appreciation (depreciation) on investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and is managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund

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June 30, 2019

and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

A Fund enters into a swap agreement in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yield the desired return. In addition, the Fund may enter into swap agreements to manage certain risks and to implement investment strategies in a more efficient manner.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation as disclosed in the Schedules of Investments. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2019. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2019.

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to hedge duration and to increase the Fund's exposure to interest rate or yield curve risk. The Fund entered into credit default swap agreements as a substitute for investment in physical securities and to increase or decrease the Fund’s exposure to credit risk or hedge credit risk in a particular name, industry, or sector.

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Notes to Financial Statements (Unaudited)

June 30, 2019

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	63	63
Total derivative instruments assets	—	—	—	—	63	63
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	3,299	3,299
[2] Variation margin on swap agreements	—	239	—	—	—	239
Total derivative instruments liabilities	—	239	—	—	3,299	3,538
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Futures	—	—	—	—	98,227	98,227
Swap agreements	—	(436)	—	—	—	(436)
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	(23,990)	(23,990)
Swap agreements	—	5,909	—	—	—	5,909

PPM Core Plus Fixed Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	10,406,112	—	—	—	387,200	—

PPM Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to manage or adjust the risk profile of the Fund, establish net short positions for individual markets, currencies and securities, and adjust the Fund's portfolio duration. The Fund entered into credit default swap agreements to manage or adjust the risk profile of the Fund, to replace more traditional direct investments or to obtain exposure to certain markets.

PPM Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	2,568	2,568
Total derivative instruments assets	—	—	—	—	2,568	2,568
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	1,938	1,938
[2] Variation margin on swap agreements	—	1,791	—	—	—	1,791
Total derivative instruments liabilities	—	1,791	—	—	1,938	3,729
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Futures	—	—	—	—	(977,915)	(977,915)
Swap agreements	—	(48,399)	—	—	5	(48,394)
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	173,949	173,949
Swap agreements	—	(49,165)	—	—	—	(49,165)

PPM Long Short Credit Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	22,022,256	—	—	—	4,561,429	—

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

PPM Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts and credit default swap agreements to hedge duration or to increase the Fund's exposure to interest rate or yield curve risk

PPM Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	2,688	2,688
Total derivative instruments assets	—	—	—	—	2,688	2,688
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	2,853	2,853
Total derivative instruments liabilities	—	—	—	—	2,853	2,853
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Futures	—	—	—	—	(281,729)	(281,729)
Swap agreements	—	6,479	—	—	(169)	6,310
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	40,182	40,182
Swap agreements	—	16,934	—	—	—	16,934

PPM Strategic Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	14,470,306	—	—	—	211,429	—

1 The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: PPM Credit Fund entered into futures contracts to hedge duration or to increase the Fund's exposure to interest rate or yield curve risk. PPM Floating Rate Income Fund and PPM High Yield Core Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.

The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume is as follows:

Notional Value at Purchase of Futures Contracts ($)
PPM Credit Fund	15,632,176
PPM Floating Rate Income Fund	801,835
PPM High Yield Core Fund	4,127,200

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2019:

		Futures Contracts	Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Cash($)
PPM Credit Fund	MLP	59,007	—
PPM Floating Rate Income Fund	BOA	5,489	—
PPM Long Short Credit Fund	MLP	166,749	34,722

	Lending Agent/Prime Broker	Segregated Securities($)
PPM Long Short Credit Fund	MLP	8,641,879

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Notes to Financial Statements (Unaudited)

June 30, 2019

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Corporate, Sovereign Entity, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at floating rates that change in response to changes in market interest rates such as the LIBOR, the prime rates of US banks or another relevant index. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as illiquid securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. As a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions, the price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. A Fund could lose money if a company in which it invests becomes financially distressed. Generally preferred stocks rank before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. The rights of common stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High-yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as junk bonds, and are considered below investment-grade by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.

Investment Style Risk. The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase the Fund’s potential gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Notes to Financial Statements (Unaudited)

June 30, 2019

Senior Loans Risk. The senior loans in which a Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Trust’s Board of Trustees, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of the PPM Core Plus Fixed Income Fund, 0.45% of the average daily net assets of the PPM Credit Fund, 0.55% of the average daily net assets of the PPM Floating Rate Income Fund, 0.55% of the average daily net assets of the PPM High Yield Core Fund, 0.50% of the average daily net assets of the PPM Long Short Credit Fund, 0.50% of the average daily net assets of the PPM Strategic Income Fund, 0.60% of the average daily net assets of the PPM Large Cap Value Fund, 0.70% of the average daily net assets of the PPM Mid Cap Value Fund and 0.80% of the average daily net assets of the PPM Small Cap Value Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.50% for the PPM Core Plus Fixed Income Fund, 0.55% for the PPM Credit Fund, 0.70% for the PPM Floating Rate Income Fund, 0.70% for the PPM High Yield Core Fund, 0.70% for the PPM Long Short Credit Fund, 0.65% for the PPM Strategic Income Fund, 0.75% for the PPM Large Cap Value Fund, 0.90% for the PPM Mid Cap Value Fund and 1.00% for the PPM Small Cap Value Fund through April 30, 2020. Any waived amounts are not subject to future recoupment by the Adviser.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions that were deemed significant by the Administrator during the period ended June 30, 2019.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2018, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
PPM Core Plus Fixed Income Fund	42,054	26,709	68,763
PPM Floating Rate Income Fund	42,248	—	42,248

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

At June 30, 2019, the following Funds treated as RICs had capital, currency and/or passive foreign investment company (“PFIC”) mark-to-market losses realized after October 31, 2018 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2019:

Amount($)
PPM Core Plus Fixed Income Fund	60,991
PPM Credit Fund	197,203
PPM Floating Rate Income Fund	45,618
PPM High Yield Core Fund	156,803
PPM Long Short Credit Fund	661,290
PPM Strategic Income Fund	270,040
PPM Large Cap Value Fund	2,932
PPM Mid Cap Value Fund	53,047
PPM Small Cap Value Fund	26,645

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	53,929,315	2,050,510	(65,949)	1,984,561
PPM Credit Fund	51,830,914	2,676,625	(139,997)	2,536,628
PPM Floating Rate Income Fund	53,662,808	67,153	(968,148)	(900,995)
PPM High Yield Core Fund	54,544,251	1,647,773	(716,872)	930,901
PPM Long Short Credit Fund
Long Investments	55,861,743	1,423,020	(571,249)	851,771
Short Investments	4,795,710	30,869	(385,813)	(354,944)
PPM Strategic Income Fund	52,149,182	1,945,664	(596,859)	1,348,805
PPM Large Cap Value Fund	7,694,250	370,483	(637,955)	(267,472)
PPM Mid Cap Value Fund	5,735,224	275,243	(474,198)	(198,955)
PPM Small Cap Value Fund	10,557,526	594,901	(1,239,085)	(644,184)

As of June 30, 2019, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Floating Rate Income Fund
Futures Contracts	(8,849)	—	—	—
PPM Core Plus Fixed Income Fund
Futures Contracts	36,080	—	—	—
Swap Agreements	(8,141)	—	(2,552)	(2,552)
PPM Credit Fund
Futures Contracts	(2,289)	—	—	—
PPM High Yield Core Fund
Futures Contracts	(43,664)	—	—	—
PPM Long Short Credit Fund
Futures Contracts	(264,635)	—	—	—
Swap Agreements	(61,064)	—	(19,140)	(19,140)
PPM Strategic Income Fund
Futures Contracts	(67,230)	—	—	—

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	789,149	—	—
PPM Credit Fund	885,316	64,420	—
PPM Floating Rate Income Fund	1,348,828	—	—
PPM High Yield Core Fund	1,360,524	52,385	—
PPM Long Short Credit Fund	931,733	107,615	—
PPM Strategic Income Fund	1,190,745	57,229	—
PPM Large Cap Value Fund	145,178	—	—
PPM Mid Cap Value Fund	155,959	56	—
PPM Small Cap Value Fund	267,927	583	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2019

management evaluate the tax positions taken in returns which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

On July 24, 2019, the Board approved Plans of Liquidation of PPM Credit Fund and PPM Strategic Income Fund. As of August 1, 2019, PPM Credit Fund

and PPM Strategic Income Fund no longer accepted new investments. Pursuant to the Plans of Liquidation, PPM Credit Fund and PPM Strategic Income Fund expect to cease business on or around September 27, 2019.

No other events were noted that required adjustments to the financial statements or disclosure in the footnotes.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
PPM Core Plus Fixed Income Fund
Institutional Class	0.50	1,000.00	1,075.60	2.57	1,000.00	1,022.32	2.51
PPM Credit Fund
Institutional Class	0.55	1,000.00	1,098.60	2.86	1,000.00	1,022.07	2.76
PPM Floating Rate Income Fund
Institutional Class	0.70	1,000.00	1,056.90	3.57	1,000.00	1,021.32	3.51
PPM High Yield Core Fund
Institutional Class	0.70	1,000.00	1,104.10	3.65	1,000.00	1,021.32	3.51
PPM Long Short Credit Fund
Institutional Class	1.17	1,000.00	1,051.80	5.95	1,000.00	1,018.99	5.86
PPM Strategic Income Fund
Institutional Class	0.71	1,000.00	1,085.60	3.67	1,000.00	1,021.27	3.56
PPM Large Cap Value Fund
Institutional Class	0.75	1,000.00	1,116.10	3.94	1,000.00	1,021.08	3.76
PPM Mid Cap Value Fund
Institutional Class	0.90	1,000.00	1,128.40	4.75	1,000.00	1,020.33	4.51
PPM Small Cap Value Fund
Institutional Class	1.00	1,000.00	1,156.30	5.35	1,000.00	1,019.84	5.01

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Transfer Agent by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-844-446-4PPM (1-844-446-4776) or by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or visiting www.ppmamerica.com/ppmfunds.

PPM FUNDS

SUPPLEMENT DATED JUNE 5, 2019 TO

THE PROSPECTUS DATED APRIL 30, 2019

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund PPM Long Short Credit Fund PPM Strategic Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKPIX PKHIX PKLIX PKSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

Effective May 31, 2019, in the section entitled “Fund Summaries” of the Prospectus, the Portfolio Managers table related to each Fund under “Portfolio Management” is deleted and replaced in its entirety with the following.

PPM Core Plus Fixed Income Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since Inception

PPM High Yield Core Fund

Portfolio Managers	Title	Length of Service
Adam Spielman	Senior Managing Director, Head of Leveraged Credit	Since June 2018
Karl Petrovich	Managing Director	Since Inception
John Broz	Vice President	Since May 2019

PPM Long Short Credit Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since May 2019

PPM Strategic Income Fund

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since Inception
Erica Lankfer, CFA	Managing Director	Since May 2019

PPM FUNDS

SUPPLEMENT DATED AUGUST 2, 2019 TO

THE PROSPECTUS

DATED APRIL 30, 2019, AS SUPPLEMENTED

JUNE 5, 2019, JULY 8, 2019, AND JULY 24, 2019

PPM Core Plus Fixed Income Fund PPM Credit Fund PPM Long Short Credit Fund PPM Strategic Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKPIX PKDIX PKLIX PKSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

The following changes are being made to the Prospectus, effective August 2, 2019:

In the section entitled “Fund Summaries,” all information related to Erica Lankfer in the Portfolio Managers table for each Fund is deleted in its entirety.

PPMFunds

Privacy Policy

Your Privacy is Important to PPM Funds (“PPM” or the “Funds”)

PPM recognizes customer privacy as a fundamental aspect of our relationship with clients. We are committed to protecting the information you provide to us and to maintaining its confidentiality. PPM does not sell or disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit.

The Information We May Collect

As a part of our mission to be indispensable to our clients, and in connection with PPM providing you products and services, you may be required to provide us with certain personal information. We may collect this information from the following sources:

•  account applications, other forms and materials,

•  through your inquiries by mail, email or telephone

• on our website through the use of “cookies,” which is described further on our website

The information we collect and share will depend on your client relationship with PPM. If you are investing in your individual capacity, the types of information we may collect could include your Social Security Number or Tax Identification Number, bank account information, transaction history, account balances and assets. If you are an employee/officer/director, etc. of an institutional client, we may collect your name and contact details, your title and area of responsibility, and certain other identifying information required by law or regulation which may include your date of birth and Social Security Number.

The Information We May Share

PPM may share your personal information when necessary:

•  to complete transactions you authorize or request

• to administer, operate, and manage your account

• to contact you, or

• to facilitate legal, regulatory or other requirements

We may share your information with non-affiliated third party companies that perform support services for your account or the Funds such as printing and mailing of prospectuses, reports, account statements and other information. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information about you if you direct us to do so or with your consent, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

We may also share your personal information with certain of our affiliates in connection with servicing your account. Each of our affiliates has policies and procedures in place to protect the confidentiality of your information and is not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Safeguarding Your Personal Information

PPM restricts access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We adhere to these standards even after an account is closed or becomes inactive.

225 West Wacker Dr., Suite 1200

Chicago, IL 60606

312-634-2500

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer
Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer
Date:	August 30, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer
Date:	August 30, 2019

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.